SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

June 30, 2019 (Unaudited)

Shares		Value
Common Stocks — 99.57%
Consumer Discretionary — 12.53%
11,330	Bright Horizons Family Solutions, Inc.*	$1,709,357
10,690	Columbia Sportswear Co.	1,070,710
26,490	Core-Mark Holding Co., Inc.	1,052,183
13,160	Dorman Products, Inc.*	1,146,762
25,770	Gentherm, Inc.*	1,077,959
42,630	G-III Apparel Group Ltd.*	1,254,175
9,710	LCI Industries	873,900
27,490	LKQ Corp.*	731,509
14,940	Monro, Inc.	1,274,382
19,110	Tractor Supply Co.	2,079,168

		12,270,105

Consumer Staples — 1.49%
9,350	Casey’s General Stores, Inc.	1,458,507

Energy — 0.80%
39,230	Matador Resources Co.*	779,892

Financials — 9.99%
6,040	Affiliated Managers Group, Inc.	556,526
17,420	Eagle Bancorp, Inc.	942,944
16,940	FirstCash, Inc.	1,694,339
20,380	Kinsale Capital Group, Inc.	1,864,362
24,940	PRA Group, Inc.*	701,812
21,100	Raymond James Financial, Inc.	1,784,005
14,070	RLI Corp.	1,205,940
8,520	Signature Bank	1,029,557

		9,779,485

Health Care — 20.86%
7,870	Bio-Techne Corp.	1,640,816
15,300	Cantel Medical Corp.	1,233,792
11,640	Charles River Laboratories International, Inc.*	1,651,716
18,620	HealthEquity, Inc.*	1,217,748
15,950	Integer Holdings Corp.*	1,338,524
20,800	Integra LifeSciences Holdings Corp.*	1,161,680
16,240	Medidata Solutions, Inc.*	1,469,883
20,240	Merit Medical Systems, Inc.*	1,205,494
17,380	NuVasive, Inc.*	1,017,425
40,830	PetIQ, Inc.*	1,345,757
28,030	Prestige Brands Holdings, Inc.*	887,990
11,130	STERIS Plc	1,657,035
8,770	Varian Medical Systems, Inc.*	1,193,860
7,830	Waters Corp.*	1,685,329
13,690	West Pharmaceutical Services, Inc.	1,713,304

		20,420,353

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
Industrials — 19.74%
7,390	Acuity Brands, Inc.	$1,019,155
20,780	Applied Industrial Technologies, Inc.	1,278,593
17,180	Clean Harbors, Inc.*	1,221,498
24,330	Copart, Inc.*	1,818,424
14,220	ESCO Technologies, Inc.	1,174,856
25,250	Helios Technologies, Inc.	1,171,853
10,110	Landstar System, Inc.	1,091,779
6,140	Middleby Corp. (The)*	833,198
11,430	MSC Industrial Direct Co., Inc., Class A	848,792
22,670	Multi-Color Corp.	1,132,820
7,720	Teledyne Technologies, Inc.*	2,114,276
39,590	TriMas Corp.*	1,226,102
7,170	WABCO Holdings, Inc.*	950,742
15,100	Wabtec Corp.	1,083,576
20,810	Woodward, Inc.	2,354,860

		19,320,524

Information Technology — 28.01%
28,150	Altair Engineering, Inc., Class A*	1,136,978
7,930	ANSYS, Inc.*	1,624,223
19,000	Bottomline Technologies (DE), Inc.*	840,560
31,260	Diodes, Inc.*	1,136,926
23,110	Envestnet, Inc.*	1,580,031
14,230	ePlus, Inc.*	981,016
38,690	Evo Payments, Inc.*	1,219,896
5,550	F5 Networks, Inc.*	808,247
16,520	Globant SA*	1,669,346
10,840	Guidewire Software, Inc.*	1,098,959
22,590	Inphi Corp.*	1,131,759
11,200	Jack Henry & Associates, Inc.	1,499,904
6,830	Littelfuse, Inc.	1,208,295
18,240	Manhattan Associates, Inc.*	1,264,579
29,070	Mimecast Ltd.*	1,357,860
17,580	Novanta, Inc.*	1,657,794
18,380	RealPage, Inc.*	1,081,663
11,380	SPS Commerce, Inc.*	1,163,150
4,960	Tyler Technologies, Inc.*	1,071,459
10,400	WEX, Inc.*	2,164,240
8,250	Zebra Technologies Corp., Class A*	1,728,292

		27,425,177

Materials — 5.18%
12,940	AptarGroup, Inc.	1,608,959
13,310	Balchem Corp.	1,330,601
20,460	HB Fuller Co.	949,344
12,530	Reliance Steel & Aluminum Co.	1,185,589

		5,074,493

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
Real Estate —0.97%
8,210	CoreSite Realty Corp., REIT	$945,546

Total Common Stocks		97,474,082

(Cost $70,609,275)

Investment Company — 1.07%
1,047,637	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,047,637

Total Investment Company		1,047,637

(Cost $1,047,637)

Total Investments		$98,521,719
(Cost $71,656,912) — 100.64%

Liabilities in excess of other assets — (0.64)%		(624,230)

NET ASSETS — 100.00%		$97,897,489

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2019 (Unaudited)

Shares		Value
Common Stocks — 97.34%
Communication Services — 4.52%
148,101	Glu Mobile, Inc.*	$1,063,365
118,920	Gray Television, Inc.*	1,949,099
77,350	Salem Media Group, Inc.	187,960

		3,200,424

Consumer Discretionary — 15.02%
62,157	Delta Apparel, Inc.*	1,440,799
227,700	Destination XL Group, Inc.*	400,752
19,550	Grand Canyon Education, Inc.*	2,287,741
30,850	Lakeland Industries, Inc.*	345,520
48,984	Malibu Boats, Inc., Class A*	1,903,028
13,220	MasterCraft Boat Holdings, Inc.*	258,980
24,280	Stoneridge, Inc.*	766,034
12,010	Superior Group of Cos, Inc.	205,731
25,810	Tandy Leather Factory, Inc.*	141,955
21,620	Tilly’s, Inc., Class A	164,961
39,690	Universal Electronics, Inc.*	1,628,084
156,855	ZAGG, Inc.*	1,091,711

		10,635,296

Consumer Staples — 1.67%
14,830	John B Sanfilippo & Son, Inc.	1,181,803

Energy — 1.96%
140,200	Callon Petroleum Co.*	923,918
142,036	Ring Energy, Inc.*	461,617

		1,385,535

Financials — 19.07%
18,800	Amerisafe, Inc.	1,198,876
179,154	Compass Diversified Holdings LP	3,423,633
33,130	First Bancorp/Southern Pines, NC	1,206,594
37,030	German American Bancorp, Inc.	1,115,344
35,053	Heritage Financial Corp.	1,035,466
34,166	Mercantile Bank Corp.	1,113,128
44,354	Northrim BanCorp, Inc.	1,581,664
47,518	Pacific Premier Bancorp, Inc.	1,467,356
28,860	Preferred Bank/Los Angeles, CA	1,363,635

		13,505,696

Health Care — 1.45%
13,040	Surmodics, Inc.*	562,937
3,790	US Physical Therapy, Inc.	464,540

		1,027,477

Industrials — 29.60%
227,980	ACCO Brands Corp.	1,794,203

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
13,630	Air Transport Services Group, Inc.*	$332,572
11,340	Barrett Business Services, Inc.	936,684
15,204	Blue Bird Corp.*	299,367
89,910	Broadwind Energy, Inc.*	199,600
21,278	Casella Waste Systems, Inc., Class A*	843,247
28,240	CBIZ, Inc.*	553,222
82,815	Columbus McKinnon Corp.	3,475,745
56,673	Ducommun, Inc.*	2,554,252
13,890	Ennis, Inc.	285,023
15,890	Graham Corp.	321,137
37,957	Greenbrier Cos., Inc. (The)	1,153,893
27,430	Insteel Industries, Inc.	571,093
23,533	Marten Transport Ltd.	427,124
54,850	NN, Inc.	535,336
21,103	NV5 Global, Inc.*	1,717,784
67,354	Patrick Industries, Inc.*	3,313,143
32,470	PGT Innovations, Inc.*	542,898
36,760	Radiant Logistics, Inc.*	225,706
23,619	Willdan Group, Inc.*	879,808

		20,961,837

Information Technology — 12.24%
98,060	AXT, Inc.*	388,318
110,990	Mitek Systems, Inc.*	1,103,240
33,320	Model N, Inc.*	649,740
27,843	Novanta, Inc.*	2,625,595
18,770	PC Connection, Inc.	656,575
78,776	Sapiens International Corp. NV	1,309,257
15,156	TESSCO Technologies, Inc.	270,686
4,200	Tyler Technologies, Inc.*	907,284
18,615	Vishay Precision Group, Inc.*	756,327

		8,667,022

Materials — 6.91%
38,649	FutureFuel Corp.	451,807
32,817	Koppers Holdings, Inc.*	963,507
166,920	OMNOVA Solutions, Inc.*	1,039,911
14,560	UFP Technologies, Inc.*	605,842
103,888	Universal Stainless & Alloy Products, Inc.*	1,662,208
3,406	US Concrete, Inc.*	169,244

		4,892,519

Real Estate — 2.99%
34,240	Community Healthcare Trust, Inc., REIT	1,349,398
61,800	UMH Properties, Inc., REIT	766,938

		2,116,336

Utilities — 1.91%
22,540	Unitil Corp.	1,349,921

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value

Total Common Stocks		68,923,866

(Cost $40,791,010)

Exchange Traded Funds — 1.75%
10,600	iShares Nasdaq Biotechnology	$1,156,460
1,470	SPDR S&P Regional Banking	78,542

Total Exchange Traded Funds		1,235,002

(Cost $1,193,228)

Rights/Warrants — 0.00%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*,(a),(b)	0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 0.85%
604,237	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	604,237

Total Investment Company		604,237

(Cost $604,237)

Total Investments		$70,763,105
(Cost $42,588,475) — 99.94%

Other assets in excess of liabilities — 0.06%		43,968

NET ASSETS — 100.00%		$70,807,073

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2019 (Unaudited)

Shares		Value
Common Stocks — 98.98%
Communication Services — 5.98%
185,170	Glu Mobile, Inc.*	$1,329,521
208,488	Gray Television, Inc.*	3,417,118
36,730	Nexstar Media Group, Inc., Class A	3,709,730
120,740	Vonage Holdings Corp.*	1,367,984

		9,824,353

Consumer Discretionary — 16.39%
7,200	Cavco Industries, Inc.*	1,134,288
452,589	Destination XL Group, Inc.*	796,557
61,890	G-III Apparel Group Ltd.*	1,820,804
43,739	Grand Canyon Education, Inc.*	5,118,338
5,310	Helen of Troy Ltd.*	693,433
26,060	LCI Industries	2,345,400
91,727	Malibu Boats, Inc., Class A*	3,563,594
37,748	Steven Madden Ltd.	1,281,545
82,675	Stoneridge, Inc.*	2,608,396
64,820	Taylor Morrison Home Corp., Class A*	1,358,627
62,910	Tilly’s, Inc., Class A	480,003
83,351	Universal Electronics, Inc.*	3,419,058
329,174	ZAGG, Inc.*	2,291,051

		26,911,094

Consumer Staples — 1.64%
20,120	Andersons, Inc. (The)	548,069
73,430	Hostess Brands, Inc.*	1,060,329
8,470	Medifast, Inc.	1,086,701

		2,695,099

Energy — 3.50%
290,080	Callon Petroleum Co.*	1,911,627
161,010	Magnolia Oil & Gas Corp.*	1,864,496
74,000	Par Pacific Holdings, Inc.*	1,518,480
136,312	Ring Energy, Inc.*	443,014

		5,737,617

Financials — 16.70%
63,071	Amerisafe, Inc.	4,022,038
17,870	BancFirst Corp.	994,644
66,730	Chemical Financial Corp.	2,743,270
421,742	Compass Diversified Holdings LP	8,059,490
28,270	LegacyTexas Financial Group, Inc.	1,150,872
83,423	Pacific Premier Bancorp, Inc.	2,576,102
15,470	Preferred Bank/Los Angeles, CA	730,957
11,940	Texas Capital Bancshares, Inc.*	732,758
123,197	United Community Banks, Inc.	3,518,506
39,400	Wintrust Financial Corp.	2,882,504

		27,411,141

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
Health Care — 7.36%
69,652	Emergent BioSolutions, Inc.*	$3,364,888
73,276	Globus Medical, Inc., Class A*	3,099,575
18,670	Masimo Corp.*	2,778,469
22,640	West Pharmaceutical Services, Inc.	2,833,396

		12,076,328

Industrials — 29.90%
519,839	ACCO Brands Corp.	4,091,133
64,920	Arcosa, Inc.	2,442,939
111,061	Astronics Corp.*	4,466,873
21,012	Astronics Corp., Class B*	843,632
194,924	Columbus McKinnon Corp.	8,180,960
126,097	Ducommun, Inc.*	5,683,192
38,860	EnerSys	2,661,910
113,602	Greenbrier Cos., Inc. (The)	3,453,501
68,418	Insteel Industries, Inc.	1,424,463
83,780	Kennametal, Inc.	3,099,022
101,839	NN, Inc.	993,949
22,460	NV5 Global, Inc.*	1,828,244
164,351	Patrick Industries, Inc.*	8,084,426
40,520	PGT Innovations, Inc.*	677,494
16,150	Trex Co., Inc.*	1,157,955

		49,089,693

Information Technology — 10.07%
21,830	Ambarella, Inc.*	963,358
2,440	Coherent, Inc.*	332,743
74,350	Cohu, Inc.	1,147,220
22,640	InterDigital, Inc.	1,458,016
149,960	Mitek Systems, Inc.*	1,490,602
46,458	MKS Instruments, Inc.	3,618,614
98,100	Model N, Inc.*	1,912,950
17,180	Novanta, Inc.*	1,620,074
35,714	Synchronoss Technologies, Inc.*	282,498
49,137	TESSCO Technologies, Inc.	877,587
7,926	Tyler Technologies, Inc.*	1,712,175
27,470	Vishay Precision Group, Inc.*	1,116,106

		16,531,943

Materials — 4.16%
58,085	FutureFuel Corp.	679,014
68,824	Koppers Holdings, Inc.*	2,020,673
296,880	OMNOVA Solutions, Inc.*	1,849,562
142,391	Universal Stainless & Alloy Products, Inc.*	2,278,256

		6,827,505

Real Estate — 2.10%
13,800	EastGroup Properties, Inc., REIT	1,600,524

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
20,600	Physicians Realty Trust, REIT	$359,264
48,950	STAG Industrial, Inc., REIT	1,480,248

		3,440,036

Utilities — 1.18%
12,330	Southwest Gas Holdings, Inc.	1,105,014
9,890	Spire, Inc.	829,969

		1,934,983

Total Common Stocks		162,479,792

(Cost $112,735,410)

Exchange Traded Funds — 0.94%
13,600	iShares Nasdaq Biotechnology	1,483,760
410	iShares Russell 2000 Index Fund	63,755

Total Exchange Traded Funds		1,547,515

(Cost $1,533,603)

Investment Company — 0.19%
302,415	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	302,415

Total Investment Company		302,415

(Cost $302,415)

Total Investments		$164,329,722
(Cost $114,571,428) — 100.11%
Liabilities in excess of other assets — (0.11)%		(176,785)

NET ASSETS — 100.00%		$164,152,937

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2019 (Unaudited)

Shares		Value
Common Stocks — 97.28%
Communication Services — 2.71%
6,200	AH Belo Corp., Class A	$22,878
11,800	AMC Entertainment Holdings, Inc., Class A	110,094
44,050	DHI Group, Inc.*	157,259
53,000	Entercom Communications Corp., Class A	307,400
23,600	Entravision Communications Corp., Class A	73,632
35,000	Eros International Plc*	47,250
24,243	EW Scripps Co. (The), Class A	370,675
7,900	IDT Corp., Class B*	74,813
25,100	Marcus Corp. (The)	827,296
119,400	Point.360*	2,507
14,200	Saga Communications, Inc., Class A	443,608
39,150	Salem Media Group, Inc.	95,135
25,800	Spok Holdings, Inc.	388,032
39,700	Townsquare Media, Inc., Class A	213,586

		3,134,165

Consumer Discretionary — 17.30%
600	Ambow Education Holding Ltd., ADR*	2,238
8,700	America’s Car-Mart, Inc.*	748,896
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.(a),(b),(c)	0
21,200	Barnes & Noble, Inc.	141,828
34,100	BBX Capital Corp.	167,431
32,100	Beazer Homes USA, Inc.*	308,481
3	Biglari Holdings, Inc., Class B*	312
21,200	Boot Barn Holdings, Inc.*	755,568
6,527	Bowl America, Inc., Class A	103,779
59,330	Build-A-Bear Workshop, Inc.*	331,655
6,700	Caleres, Inc.	133,464
35,800	Carriage Services, Inc.	680,558
11,500	Cato Corp. (The), Class A	141,680
28,003	Century Communities, Inc.*	744,320
90,400	Container Store Group, Inc. (The)*	661,728
4,300	Core-Mark Holding Co., Inc.	170,796
28,300	CSS Industries, Inc.	138,104
18,730	Culp, Inc.	355,870
30,200	Delta Apparel, Inc.*	700,036
27	DropCar, Inc.*	30
10,900	Ethan Allen Interiors, Inc.	229,554
17,900	Express, Inc.*	48,867
14,800	Flexsteel Industries, Inc.	252,488
5,300	Genesco, Inc.*	224,137
28,630	Haverty Furniture Cos., Inc.	487,569
10,400	hhgregg, Inc.*	22
18,700	Hooker Furniture Corp.	385,594
33,200	J Alexander’s Holdings, Inc.*	372,836
39,300	J. Jill, Inc.	78,207

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
11,320	Johnson Outdoors, Inc., Class A	$844,132
37,100	K12, Inc.*	1,128,211
23,500	Kid Brands, Inc.*	30
45,700	Lakeland Industries, Inc.*	511,840
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,900	La-Z-Boy, Inc.	242,214
13,200	Lifetime Brands, Inc.	124,872
19,200	M/I Homes, Inc.*	547,968
31,270	MarineMax, Inc.*	514,079
7,500	McRae Industries, Inc., Class A	181,500
2,285	Mecklermedia Corp.*,(b),(c)	0
21,300	Mestek, Inc.*	601,725
9,600	Modine Manufacturing Co.*	137,376
18,500	Movado Group, Inc.	499,500
16,500	Nautilus, Inc.*	36,465
42,100	New Home Co., Inc. (The)*	162,085
10,300	Nobility Homes, Inc.	226,600
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
51,900	Red Lion Hotels Corp.*	369,009
27,500	Rocky Brands, Inc.	750,200
35,000	Shiloh Industries, Inc.*	170,450
13,300	Sonic Automotive, Inc., Class A	310,555
13,800	Standard Motor Products, Inc.	625,692
4,000	Stoneridge, Inc.*	126,200
14,600	Strattec Security Corp.	351,860
40,939	Superior Group of Cos, Inc.	701,285
32,500	Superior Industries International, Inc.	112,450
49,300	Tilly’s, Inc., Class A	376,159
13,100	Tower International, Inc.	255,450
31,800	Trans World Entertainment Corp.*	7,950
40,300	TravelCenters of America LLC*	145,886
27,200	Unifi, Inc.*	494,224
30,000	Universal Travel Group*,(a),(b),(c)	0
23,100	VOXX International Corp.*	96,096
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
11,000	Weyco Group, Inc.	293,810
30,800	William Lyon Homes, Class A*	561,484
40,000	Zovio, Inc.*	143,200

		20,016,605

Consumer Staples — 2.73%
7,350	Andersons, Inc. (The)	200,214
17,515	Central Garden and Pet Co.*	472,029
16,500	elf Beauty, Inc.*	232,650
36	Hawaiian Macadamia Nut Orchards LP*	133,416
21,300	Ingles Markets, Inc., Class A	663,069
34,400	Natural Grocers By Vitamin Cottage, Inc.*	345,720
18,300	Oil-Dri Corp. of America	622,932

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
12,990	Pyxus International, Inc.*	$197,448
25,140	SpartanNash Co.	293,384

		3,160,862

Energy — 3.09%
45,500	Aegean Marine Petroleum Network, Inc.(a),(b),(c)	0
13,900	Ardmore Shipping Corp.*	113,285
16	Basic Energy Services, Inc.*	30
12,540	Callon Petroleum Co.*	82,639
8,200	Dorian LPG Ltd.*	73,964
6,600	Era Group, Inc.*	55,044
7,500	Global Partners LP	149,325
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
8,200	Hornbeck Offshore Services, Inc.*	10,250
7,256	Midstates Petroleum Co., Inc.*	42,738
2,300	NACCO Industries, Inc., Class A	119,462
25,608	Natural Gas Services Group, Inc.*	422,532
13,100	Newpark Resources, Inc.*	97,202
63,600	North American Construction Group Ltd.	686,880
14,900	Panhandle Oil and Gas, Inc., Class A	194,296
7,600	PHI, Inc.*	5,320
11,900	PHI, Inc., Non voting*	1,450
16,050	REX American Resources Corp.*	1,170,045
1,230	Sanchez Production Partners L.P.	2,767
131	SilverBow Resources, Inc.*	1,814
15,400	Solaris Oilfield Infrastructure, Inc., Class A	230,692
17,600	Teekay Tankers Ltd., Class A*	22,528
18,880	W&T Offshore, Inc.*	93,645

		3,575,908

Financials — 27.63%
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
44,850	AG Mortgage Investment Trust, Inc., REIT	713,115
5,200	Ameris Bancorp	203,788
61,400	Anworth Mortgage Asset Corp., REIT	232,706
10,868	Apollo Commercial Real Estate Finance, Inc., REIT	199,862
69,096	Arbor Realty Trust, Inc., REIT	837,443
51,900	Ares Commercial Real Estate Corp., REIT	771,234
4,300	Arlington Asset Investment Corp., Class A	29,584
31,700	Banc of California, Inc.	442,849
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	258,292
25,400	Bancorp, Inc. (The)*	226,568
4,928	Banner Corp.	266,851
100,000	Beverly Hills Bancorp, Inc.*,(b),(c)	0
15,000	Blucora, Inc.*	455,550
6,300	Blue Capital Reinsurance Holdings Ltd.	41,517
33,600	California First National Bancorp	530,880
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
39,900	Cherry Hill Mortgage Investment Corp., REIT	638,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
71,550	Citizens, Inc.*	$522,315
101,200	Consumer Portfolio Services, Inc.*	384,560
2,189	Cowen Inc.*	37,629
15,777	Donegal Group, Inc., Class A	240,915
3,944	Donegal Group, Inc., Class B	55,531
24,847	Dynex Capital, Inc., REIT	416,182
33,400	Ellington Residential Mortgage, REIT	359,384
29,150	EMC Insurance Group, Inc.	1,050,274
42,900	Enova International, Inc.*	988,845
5,100	Exantas Capital Corp., REIT	57,681
15,300	Federal Agricultural Mortgage Corp., Class C	1,111,698
52,832	FedNat Holding Co.	753,913
37,004	First Defiance Financial Corp.	1,057,204
9,400	First Financial Corp.	377,504
13,000	First Merchants Corp.	492,700
38,000	First Place Financial Corp.*,(a),(b),(c)	0
660	Flagstar Bancorp, Inc.	21,872
19,500	Franklin Financial Network, Inc.	543,270
62,820	GAIN Capital Holdings, Inc.	259,447
18,800	GAMCO Investors, Inc., Class A	360,396
32,200	Great Ajax Corp., REIT	450,800
1,426	Great Western Bancorp, Inc.	50,937
4,100	Greenhill & Co., Inc.	55,719
15,900	HCI Group, Inc.	643,473
29,270	Heritage Insurance Holdings, Inc.	451,051
2,858	Hilltop Holdings, Inc.	60,790
6,040	HomeTrust Bancshares, Inc.	151,846
2,200	Houlihan Lokey, Inc.	97,966
30,722	Independence Holding Co.	1,189,556
3,195	Independent Bank Group, Inc.	175,597
4,934	Investors Title Co.	823,978
41,600	JMP Group, Inc.	163,072
16,500	Kansas City Life Insurance Co.	544,500
69,200	Manning & Napier, Inc.	121,100
28,890	Marlin Business Services Corp.	720,228
24,300	Medley Management, Inc., Class A	59,778
5,700	Metropolitan Bank Holding Corp.*	250,800
10,200	MidSouth Bancorp, Inc.	120,870
27,300	MutualFirst Financial, Inc.	929,292
2,500	National Security Group, Inc. (The)	30,000
2,600	National Western Life Group, Inc., Class A	668,200
22,067	Nicholas Financial, Inc.*	207,430
1,915	OceanFirst Financial Corp.	47,588
44,500	OFG Bancorp.	1,057,765
11,400	Oppenheimer Holdings, Inc., Class A	310,308
12,300	Orchid Island Capital, Inc., REIT	78,228
7,900	Pacific Mercantile Bancorp*	65,175
41,200	PennyMac Financial Services, Inc.	913,816
22,000	Peoples Bancorp, Inc.	709,720

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
7,300	Piper Jaffray Cos.	$542,171
17,400	Protective Insurance Corp.	302,238
15,900	Provident Financial Holdings, Inc.	333,741
15,043	Ready Capital Corp., REIT	224,141
31,100	Regional Management Corp.*	820,107
8,800	Safety Insurance Group, Inc.	837,144
14,126	Simmons First National Corp., Class A	328,571
1,038	South State Corp.	76,469
10,600	Stewart Information Services Corp.	429,194
6,400	Unico American Corp.*	39,360
80,216	United Community Financial Corp.	767,667
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
14,130	Walker & Dunlop, Inc.	751,857
23,241	Western Asset Mortgage Capital Corp., REIT	231,945
5,200	Westwood Holdings Group, Inc.	183,040
16,800	Winthrop Realty Trust REIT*,(b),(c)	16,968

		31,974,155

Health Care — 2.77%
30,600	Adeptus Health, Inc., Class A*,(a),(b),(c)	0
11,000	American Shared Hospital Services*	31,570
17,900	AngioDynamics, Inc.*	352,451
42,660	BioScrip, Inc.*	110,916
12,200	CONMED Corp.	1,043,954
5,300	Cross Country Healthcare, Inc.*	49,714
24,550	CryoLife, Inc.*	734,782
11,562	Five Star Senior Living, Inc.*	5,330
5,300	Kewaunee Scientific Corp.	101,442
15,000	MedCath Corp.*,(a),(b),(c)	0
32,300	Triple-S Management Corp., Class B*	770,355

		3,200,514

Industrials — 19.00%
3,000	Aegion Corp.*	55,200
8,000	Alamo Group, Inc.	799,440
8,383	Allied Motion Technologies, Inc.	317,716
56,600	Ameresco, Inc., Class A*	833,718
8,100	AMREP Corp.*	55,566
66,000	Arc Document Solutions, Inc.*	134,640
4,500	Argan, Inc.	182,520
8,900	BlueLinx Holdings, Inc.*	176,309
29,500	CAI International, Inc.*	732,190
35,800	CBIZ, Inc.*	701,322
8,774	CECO Environmental Corp.*	84,143
50,680	Celadon Group, Inc.*	59,802
10,678	Cenveo, Inc.*,(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	68,376
1,060	Comfort Systems USA, Inc.	54,049
28,878	Compx International, Inc.	488,038

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
40,000	Costamare, Inc.	$205,200
1,600	Douglas Dynamics, Inc.	63,664
27,300	Ducommun, Inc.*	1,230,411
2	Eagle Bulk Shipping, Inc.*	10
13,100	Eastern Co. (The)	367,062
8,480	Ecology and Environment, Inc., Class A	92,432
12,100	Encore Wire Corp.	708,818
38,340	Ennis, Inc.	786,737
1,300	EnPro Industries, Inc.	82,992
18,400	Espey Manufacturing & Electronics Corp.	455,400
22,000	Federal Signal Corp.	588,500
19,900	Fly Leasing Ltd., ADR*	346,459
22,300	Foundation Building Materials, Inc.*	396,494
414	Genco Shipping & Trading Ltd.*	3,494
13,400	Gibraltar Industries, Inc.*	540,824
5,580	Golden Ocean Group Ltd.	32,420
19,460	GP Strategies Corp.*	293,457
15,100	Graham Corp.	305,171
10,610	Greenbrier Cos., Inc. (The)	322,544
34,700	Griffon Corp.	587,124
3,630	Kadant, Inc.	329,640
2,300	Kimball International, Inc., Class B	40,089
3,908	Kratos Defense & Security Solutions, Inc.*	89,454
16,200	LS Starrett Co. (The), Class A*	107,244
10,200	LSC Communications, Inc.	37,434
44,250	LSI Industries, Inc.	161,513
21,200	Lydall, Inc.*	428,240
35,120	Marten Transport Ltd.	637,428
16,110	Meritor, Inc.*	390,668
29,099	Miller Industries, Inc.	894,794
16,000	Mistras Group, Inc.*	229,920
3,900	National Presto Industries, Inc.	363,831
14,600	NN, Inc.	142,496
16,700	Orion Group Holdings, Inc.*	44,756
2	Paragon Shipping, Inc., Class A*	0
13,505	Patrick Industries, Inc.*	664,311
12,500	Quad/Graphics, Inc.	98,875
13,600	Quanex Building Products Corp.	256,904
25,000	RCM Technologies, Inc.*	100,000
15,200	Rush Enterprises, Inc., Class A	555,104
22,000	Safe Bulkers, Inc.*	34,320
3,200	Standex International Corp.	234,048
4,060	Systemax, Inc.	89,970
3,682	Team, Inc.*	56,408
26,400	Textainer Group Holdings Ltd.*	266,112
4,300	Universal Forest Products, Inc.	163,658
7,400	USA Truck, Inc.*	74,814
15,300	Vectrus, Inc.*	620,568
11,600	Viad Corp.	768,384

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
11,900	Volt Information Sciences, Inc.*	$53,431
7,700	Willdan Group, Inc.*	286,825
27,634	Willis Lease Finance Corp.*	1,611,615

		21,985,096

Information Technology — 8.11%
29,437	Alithya Group, Inc., Class A*	77,126
1,580	Cabot Microelectronics Corp.	173,926
38,600	CMTSU Liquidation, Inc.*	62
50,000	Comarco, Inc.*	260
26,800	CTS Corp.	739,144
25,600	Digi International, Inc.*	324,608
7,640	ePlus, Inc.*	526,701
40,800	Everi Holdings, Inc.*	486,744
4,200	Fabrinet*	208,614
20,400	Insight Enterprises, Inc.*	1,187,280
13,000	JinkoSolar Holding Co. Ltd., ADR*	281,970
4,800	Kemet Corp.	90,288
26,100	Kimball Electronics, Inc.*	423,864
9,200	Magal Security Systems Ltd.*	46,368
17,800	Methode Electronics, Inc.	508,546
35,415	Optical Cable Corp.*	145,910
33,100	Park Electrochemical Corp.	552,439
27,000	PC Connection, Inc.	944,460
28,700	Perceptron, Inc.*	127,715
31,730	Photronics, Inc.*	260,186
10,500	Richardson Electronics Ltd.	58,800
8,600	Rubicon Project, Inc. (The)*	54,696
24,600	Rudolph Technologies, Inc.*	679,698
60,100	Sigmatron International, Inc.*	153,255
2,433	STR Holdings, Inc.*	414
4,269	Sykes Enterprises, Inc.*	117,227
25,600	TESSCO Technologies, Inc.	457,216
18,600	Vishay Precision Group, Inc.*	755,718

		9,383,235

Materials — 4.36%
45,290	American Vanguard Corp.	697,919
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
6,629	Centerra Gold, Inc.*	46,734
1,308	China Green Agriculture, Inc.*	7,248
8,200	Clearwater Paper Corp.*	151,618
54	Elah Holdings, Inc.*	2,916
8,400	Friedman Industries, Inc.	58,464
40,990	FutureFuel Corp.	479,173
4,300	Hawkins, Inc.	186,663
5,100	Innospec, Inc.	465,324
9,500	Materion Corp.	644,195
26	North American Palladium Ltd.	289

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
16,100	Olympic Steel, Inc.	$219,765
18,990	OMNOVA Solutions, Inc.*	118,308
16,500	Rayonier Advanced Materials, Inc.	107,085
9,100	Ryerson Holding Corp.*	75,803
2,200	Stepan Co.	202,202
47,800	Trecora Resources*	457,446
25,900	Tredegar Corp.	430,458
7,800	Universal Stainless & Alloy Products, Inc.*	124,800
3,470	US Concrete, Inc.*	172,424
3,200	Vulcan International Corp.	395,200

		5,044,034

Real Estate — 5.15%
13,200	Agree Realty Corp., REIT	845,460
21,600	Braemar Hotels & Resorts, Inc., REIT	213,840
37,100	Cedar Realty Trust, Inc., REIT	98,315
1,506	CIM Commercial Trust Corp., REIT	31,054
9,200	Community Healthcare Trust, Inc., REIT	362,572
7,300	CorEnergy Infrastructure Trust, Inc., REIT	289,518
18,200	Farmland Partners, Inc., REIT	128,310
921	Forestar Group, Inc.*	18,005
11,342	Getty Realty Corp., REIT	348,880
12,900	Jernigan Capital, Inc., REIT	264,450
17,880	Monmouth Real Estate Investment Corp., REIT	242,274
8,084	Omega Healthcare Investors, Inc., REIT	297,087
33,900	One Liberty Properties, Inc., REIT	981,744
7,600	Rafael Holdings, Inc., Class B*	218,500
8,100	RE/MAX Holdings, Inc., Class A	249,156
17,400	RPT Realty, REIT	210,714
5,700	UMH Properties, Inc., REIT	70,737
15,900	Urstadt Biddle Properties, Inc., REIT, Class A	333,900
59,400	Whitestone, REIT	753,786

		5,958,302

Utilities — 4.43%
1,008	California Water Service Group	51,035
12,785	Chesapeake Utilities Corp.	1,214,831
15,300	Connecticut Water Service, Inc.	1,066,716
11,100	Middlesex Water Co.	657,675
16,100	SJW Corp.	978,397
19,226	Unitil Corp.	1,151,445

		5,120,099

Total Common Stocks		112,552,975

(Cost $88,524,377)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
Exchange Traded Funds — 0.11%
1,350	iShares Russell Microcap Index Fund	$125,806

Total Exchange Traded Funds		125,806
(Cost $111,030)

Rights/Warrants — 0.00%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*	3
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/21*	4
992	Genco Shipping & Trading Ltd., Warrants, Expire 7/9/21*	99
6,100	Media General, Inc. Rights, Expire 12/31/19*,(b),(c)	0
703	SilverBow Resources, Inc., Warrants, Expire 12/31/49*	21

Total Rights/Warrants		127
(Cost $73,487)

Principal Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
1,302	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)

Shares
Investment Company — 2.54%
2,940,253	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	2,940,253

Total Investment Company		2,940,253

(Cost $2,940,253)

Total Investments		$115,619,161
(Cost $91,649,147) — 99.93%

Other assets in excess of liabilities — 0.07%		83,339

NET ASSETS — 100.00%		$115,702,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2019 (Unaudited)

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

June 30, 2019 (Unaudited)

Shares		Value
Common Stocks — 99.24%
Communication Services — 3.03%
85,934	Gray Television, Inc.*	$1,408,458
15,170	Nexstar Media Group, Inc., Class A	1,532,170
1,850	Take-Two Interactive Software, Inc.*	210,031

		3,150,659

Consumer Discretionary — 9.84%
90,500	Dana, Inc.	1,804,570
13,280	Dave & Buster’s Entertainment, Inc.	537,442
39,420	G-III Apparel Group Ltd.*	1,159,736
9,260	Grand Canyon Education, Inc.*	1,083,605
44,425	Steven Madden Ltd.	1,508,229
69,340	Taylor Morrison Home Corp., Class A*	1,453,366
103,350	Tilly’s, Inc., Class A	788,561
22,760	Universal Electronics, Inc.*	933,615
139,680	ZAGG, Inc.*	972,173

		10,241,297

Consumer Staples — 2.21%
20,490	Fresh Del Monte Produce, Inc.	552,206
21,960	John B Sanfilippo & Son, Inc.	1,749,992

		2,302,198

Energy — 4.44%
165,240	Callon Petroleum Co.*	1,088,932
52,200	Delek US Holdings, Inc.	2,115,144
122,430	Magnolia Oil & Gas Corp.*	1,417,739

		4,621,815

Financials — 26.27%
16,430	American Financial Group, Inc.	1,683,582
25,130	Amerisafe, Inc.	1,602,540
52,230	Chemical Financial Corp.	2,147,175
19,840	Community Bank System, Inc.	1,306,266
187,077	Compass Diversified Holdings LP	3,575,041
70,240	First Busey Corp.	1,855,038
55,690	Heritage Financial Corp.	1,645,083
39,043	LegacyTexas Financial Group, Inc.	1,589,441
48,450	Mercantile Bank Corp.	1,578,501
18,260	Northrim BanCorp, Inc.	651,152
44,086	Pacific Premier Bancorp, Inc.	1,361,376
12,840	Reinsurance Group of America, Inc.	2,003,425
80,540	Sterling Bancorp	1,713,891
38,740	Synovus Financial Corp.	1,355,900
16,360	Texas Capital Bancshares, Inc.*	1,004,013
79,430	United Community Banks, Inc.	2,268,521

		27,340,945

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
Health Care — 3.55%
20,782	Emergent BioSolutions, Inc.*	$1,003,978
24,430	Globus Medical, Inc., Class A*	1,033,389
3,400	Teleflex, Inc.	1,125,910
4,230	West Pharmaceutical Services, Inc.	529,385

		3,692,662

Industrials — 18.65%
235,498	ACCO Brands Corp.	1,853,369
58,200	BMC Stock Holdings, Inc.*	1,233,840
30,290	Casella Waste Systems, Inc., Class A*	1,200,393
76,830	Columbus McKinnon Corp.	3,224,555
36,693	Ducommun, Inc.*	1,653,753
20,420	EnerSys	1,398,770
48,640	Greenbrier Cos., Inc. (The)	1,478,656
25,600	Herman Miller, Inc.	1,144,320
40,840	Kennametal, Inc.	1,510,672
11,330	Kirby Corp.*	895,070
69,936	Marten Transport Ltd.	1,269,338
71,690	NN, Inc.	699,694
33,582	Patrick Industries, Inc.*	1,651,899
3,990	Spirit Airlines, Inc.*	190,443

		19,404,772

Information Technology — 7.03%
99,010	AXT, Inc.*	392,080
4,110	Coherent, Inc.*	560,481
32,700	Cohu, Inc.	504,561
14,180	Novanta, Inc.*	1,337,174
37,480	PC Connection, Inc.	1,311,050
86,806	Sapiens International Corp. NV	1,442,716
71,830	Viavi Solutions, Inc.*	954,621
20,020	Vishay Precision Group, Inc.*	813,412

		7,316,095

Materials — 4.86%
14,940	Kaiser Aluminum Corp.	1,458,293
25,989	Koppers Holdings, Inc.*	763,037
168,333	OMNOVA Solutions, Inc.*	1,048,714
18,930	Reliance Steel & Aluminum Co.	1,791,157

		5,061,201

Real Estate — 10.74%
69,440	Columbia Property Trust, Inc., REIT	1,440,185
36,909	Community Healthcare Trust, Inc., REIT	1,454,584
42,860	CubeSmart, REIT	1,433,238
148,880	DiamondRock Hospitality Co., REIT	1,539,419
10,820	EastGroup Properties, Inc., REIT	1,254,904
13,954	National Storage Affiliates Trust, REIT	403,829

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
56,830	Physicians Realty Trust, REIT	$991,115
28,070	STAG Industrial, Inc., REIT	848,837
10,640	Terreno Realty Corp., REIT	521,786
104,019	UMH Properties, Inc., REIT	1,290,876

		11,178,773

Utilities — 8.62%
11,270	NorthWestern Corp.	813,130
60,310	Portland General Electric Co.	3,266,993
21,790	Southwest Gas Holdings, Inc.	1,952,820
35,048	Spire, Inc.	2,941,228

		8,974,171

Total Common Stocks		103,284,588

(Cost $105,601,663)

Investment Company — 0.93%
972,395	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	972,394

Total Investment Company		972,394

(Cost $972,395)

Total Investments		$104,256,982
(Cost $106,574,058) — 100.17%

Liabilities in excess of other assets — (0.17)%		(178,163)

NET ASSETS — 100.00%		$104,078,819

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2019 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 87.18%
Fannie Mae — 52.45%
$ 61,459	Pool #257656, 6.00%, 8/1/38	$64,389
118,825	Pool #257663, 5.50%, 8/1/38	130,250
104,894	Pool #257890, 5.50%, 2/1/38	114,767
111,492	Pool #257892, 5.50%, 2/1/38	121,986
74,041	Pool #257913, 5.50%, 1/1/38	81,010
63,217	Pool #257926, 5.50%, 3/1/38	69,296
57,288	Pool #258022, 5.50%, 5/1/34	62,346
122,974	Pool #258070, 5.00%, 6/1/34	132,941
37,563	Pool #258121, 5.50%, 6/1/34	40,879
117,514	Pool #258152, 5.50%, 8/1/34	127,845
65,178	Pool #258157, 5.00%, 8/1/34	70,461
61,145	Pool #258163, 5.50%, 8/1/34	66,520
107,191	Pool #258166, 5.50%, 9/1/34	116,614
76,241	Pool #258224, 5.50%, 12/1/34	82,944
57,075	Pool #258238, 5.00%, 1/1/35	61,700
86,701	Pool #258251, 5.50%, 1/1/35	94,323
103,951	Pool #258305, 5.00%, 3/1/35	112,389
52,648	Pool #258336, 5.00%, 4/1/35	56,982
57,204	Pool #258340, 5.00%, 3/1/35	61,914
60,767	Pool #258394, 5.00%, 5/1/35	65,770
170,394	Pool #258395, 5.50%, 6/1/35	185,486
57,882	Pool #258403, 5.00%, 6/1/35	62,648
77,690	Pool #258404, 5.00%, 6/1/35	83,996
45,455	Pool #258410, 5.00%, 4/1/35	49,198
93,677	Pool #258448, 5.00%, 8/1/35	101,281
171,999	Pool #258450, 5.50%, 8/1/35	187,233
86,684	Pool #258456, 5.00%, 8/1/35	93,720
72,720	Pool #258571, 5.50%, 11/1/35	79,161
205,792	Pool #258627, 5.50%, 2/1/36	224,020
52,864	Pool #258658, 5.50%, 3/1/36	57,537
47,671	Pool #258737, 5.50%, 12/1/35	51,884
39,801	Pool #259030, 8.00%, 4/1/30	41,427
41,138	Pool #259181, 6.50%, 3/1/31	42,779
8,902	Pool #259187, 6.50%, 4/1/31	8,917
66,383	Pool #259190, 6.50%, 4/1/31	70,479
75,894	Pool #259316, 6.50%, 11/1/31	80,867
28,263	Pool #259378, 6.00%, 12/1/31	28,683
32,053	Pool #259393, 6.00%, 1/1/32	32,741
40,532	Pool #259590, 5.50%, 11/1/32	44,107
161,612	Pool #259611, 5.50%, 11/1/32	175,698
37,664	Pool #259634, 5.50%, 12/1/32	40,947
131,152	Pool #259659, 5.50%, 2/1/33	142,584
31,331	Pool #259671, 5.50%, 2/1/33	34,093
76,045	Pool #259686, 5.50%, 3/1/33	82,703
34,516	Pool #259722, 5.00%, 5/1/33	37,359
46,815	Pool #259724, 5.00%, 5/1/33	50,672

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 106,142	Pool #259725, 5.00%, 5/1/33	$114,763
101,453	Pool #259729, 5.00%, 6/1/33	109,692
58,585	Pool #259761, 5.00%, 6/1/33	63,343
97,292	Pool #259764, 5.00%, 7/1/33	105,193
104,508	Pool #259777, 5.00%, 7/1/33	112,996
78,545	Pool #259781, 5.00%, 7/1/33	84,924
47,508	Pool #259789, 5.00%, 7/1/33	51,421
86,935	Pool #259807, 5.00%, 8/1/33	93,996
115,614	Pool #259816, 5.00%, 8/1/33	125,004
26,311	Pool #259819, 5.00%, 8/1/33	28,478
48,654	Pool #259830, 5.00%, 8/1/33	52,605
32,197	Pool #259848, 5.00%, 9/1/33	34,849
68,541	Pool #259867, 5.50%, 10/1/33	74,541
55,039	Pool #259869, 5.50%, 10/1/33	59,857
54,877	Pool #259875, 5.50%, 10/1/33	59,681
89,931	Pool #259930, 5.00%, 11/1/33	97,235
36,169	Pool #259998, 5.00%, 3/1/34	39,142
649,183	Pool #465946, 3.61%, 9/1/20	653,484
1,738,486	Pool #468226, 3.86%, 6/1/21	1,774,578
265,379	Pool #469101, 3.75%, 2/1/27	287,084
877,422	Pool #470828, 3.53%, 3/1/32	942,624
81,103	Pool #557295, 7.00%, 12/1/29	86,618
26,248	Pool #576445, 6.00%, 1/1/31	26,447
67,829	Pool #579402, 6.50%, 4/1/31	72,974
124,174	Pool #583728, 6.50%, 6/1/31	136,593
60,715	Pool #585148, 6.50%, 7/1/31	64,285
32,083	Pool #590931, 6.50%, 7/1/31	34,836
46,472	Pool #590932, 6.50%, 7/1/31	48,352
31,616	Pool #601865, 6.50%, 4/1/31	32,005
32,506	Pool #601868, 6.00%, 7/1/29	33,173
47,317	Pool #607611, 6.50%, 11/1/31	49,800
92,946	Pool #634271, 6.50%, 5/1/32	100,342
40,182	Pool #644232, 6.50%, 6/1/32	41,927
23,699	Pool #644432, 6.50%, 7/1/32	23,967
39,440	Pool #644437, 6.50%, 6/1/32	41,027
1,574,171	Pool #663159, 5.00%, 7/1/32	1,689,988
72,114	Pool #670278, 5.50%, 11/1/32	78,473
32,504	Pool #676702, 5.50%, 11/1/32	35,370
49,076	Pool #677591, 5.50%, 12/1/32	53,353
154,785	Pool #681883, 6.00%, 3/1/33	170,276
107,429	Pool #686542, 5.50%, 3/1/33	116,834
213,184	Pool #695961, 5.50%, 1/1/33	231,765
181,793	Pool #696407, 5.50%, 4/1/33	197,708
389,386	Pool #702478, 5.50%, 6/1/33	423,475
115,455	Pool #702479, 5.00%, 6/1/33	124,832
59,601	Pool #703210, 5.50%, 9/1/32	64,396
140,740	Pool #720025, 5.00%, 8/1/33	152,171
146,607	Pool #723066, 5.00%, 4/1/33	158,514

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$197,060	Pool #723067, 5.50%, 5/1/33	$214,312
257,130	Pool #723070, 4.50%, 5/1/33	273,302
268,924	Pool #727311, 4.50%, 9/1/33	284,671
127,175	Pool #727312, 5.00%, 9/1/33	137,504
145,769	Pool #727315, 6.00%, 10/1/33	157,738
37,318	Pool #738589, 5.00%, 9/1/33	40,392
47,122	Pool #739269, 5.00%, 9/1/33	51,004
154,700	Pool #743595, 5.50%, 10/1/33	168,244
144,789	Pool #748041, 4.50%, 10/1/33	153,006
85,470	Pool #749891, 5.00%, 9/1/33	92,411
102,713	Pool #749897, 4.50%, 9/1/33	108,542
206,776	Pool #753533, 5.00%, 11/1/33	223,570
41,941	Pool #755679, 6.00%, 1/1/34	43,788
53,447	Pool #755746, 5.50%, 12/1/33	58,163
39,197	Pool #763551, 5.50%, 3/1/34	42,657
88,862	Pool #763820, 5.50%, 1/1/34	96,641
1,702	Pool #773476, 5.50%, 7/1/19	1,702
43,803	Pool #776851, 6.00%, 10/1/34	45,802
678,852	Pool #777621, 5.00%, 2/1/34	733,986
117,881	Pool #781437, 6.00%, 8/1/34	125,847
79,396	Pool #781741, 6.00%, 9/1/34	84,320
8,297	Pool #781907, 5.00%, 2/1/21	8,299
132,701	Pool #781954, 5.00%, 6/1/34	143,456
145,438	Pool #781959, 5.50%, 6/1/34	158,223
249,418	Pool #783893, 5.50%, 12/1/34	271,345
71,030	Pool #783929, 5.50%, 10/1/34	77,275
13,059	Pool #788329, 6.50%, 8/1/34	13,099
112,228	Pool #797627, 5.00%, 7/1/35	121,338
106,594	Pool #798725, 5.50%, 11/1/34	116,004
92,711	Pool #799548, 6.00%, 9/1/34	99,428
887,066	Pool #806754, 4.50%, 9/1/34	937,531
314,233	Pool #806757, 6.00%, 9/1/34	340,389
588,324	Pool #806761, 5.50%, 9/1/34	640,043
110,366	Pool #808205, 5.00%, 1/1/35	119,311
189,438	Pool #815009, 5.00%, 4/1/35	204,816
89,989	Pool #817641, 5.00%, 11/1/35	97,398
116,270	Pool #820334, 5.00%, 9/1/35	125,709
284,660	Pool #820335, 5.00%, 9/1/35	307,767
172,856	Pool #820336, 5.00%, 9/1/35	186,888
245,087	Pool #822008, 5.00%, 5/1/35	264,982
166,842	Pool #829005, 5.00%, 8/1/35	180,385
36,499	Pool #829006, 5.50%, 9/1/35	39,732
159,107	Pool #829275, 5.00%, 8/1/35	172,023
151,433	Pool #829276, 5.00%, 8/1/35	163,725
414,950	Pool #829649, 5.50%, 3/1/35	451,428
285,896	Pool #844361, 5.50%, 11/1/35	311,219
112,036	Pool #845245, 5.50%, 11/1/35	121,960
49,326	Pool #866969, 6.00%, 2/1/36	51,798

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 152,479	Pool #867569, 6.00%, 2/1/36	$162,680
113,788	Pool #870599, 6.00%, 6/1/36	121,364
181,326	Pool #871072, 5.50%, 2/1/37	198,393
169,231	Pool #884693, 5.50%, 4/1/36	184,189
436,735	Pool #885724, 5.50%, 6/1/36	475,338
105,874	Pool #911730, 5.50%, 12/1/21	108,285
72,101	Pool #919368, 5.50%, 4/1/37	78,888
277,190	Pool #922582, 6.00%, 12/1/36	297,865
214,112	Pool #934941, 5.00%, 8/1/39	230,767
292,159	Pool #934942, 5.00%, 9/1/39	314,885
157,430	Pool #941204, 5.50%, 6/1/37	172,248
59,401	Pool #943394, 5.50%, 6/1/37	64,992
333,028	Pool #948600, 6.00%, 8/1/37	360,633
96,806	Pool #952598, 6.00%, 7/1/37	103,360
158,171	Pool #952678, 6.50%, 8/1/37	173,061
89,769	Pool #952693, 6.50%, 8/1/37	95,561
100,581	Pool #975769, 5.50%, 3/1/38	110,252
74,388	Pool #982898, 5.00%, 5/1/38	80,191
138,260	Pool #984842, 5.50%, 6/1/38	151,554
111,682	Pool #986239, 6.00%, 7/1/38	118,601
123,341	Pool #986957, 5.50%, 7/1/38	135,201
69,364	Pool #990510, 5.50%, 8/1/38	76,033
272,080	Pool #990511, 6.00%, 8/1/38	296,943
163,521	Pool #990617, 5.50%, 9/1/38	179,244
130,298	Pool #AA0526, 5.00%, 12/1/38	140,463
279,945	Pool #AA0645, 4.50%, 3/1/39	300,805
139,828	Pool #AA2243, 4.50%, 5/1/39	150,248
273,194	Pool #AA3142, 4.50%, 3/1/39	293,552
52,599	Pool #AA3143, 4.00%, 3/1/39	55,522
387,294	Pool #AA3206, 4.00%, 4/1/39	408,809
468,189	Pool #AA3207, 4.50%, 3/1/39	503,077
116,798	Pool #AA4468, 4.00%, 4/1/39	123,287
232,437	Pool #AA7042, 4.50%, 6/1/39	249,757
373,928	Pool #AA7658, 4.00%, 6/1/39	394,701
106,278	Pool #AA7659, 4.50%, 6/1/39	114,197
111,122	Pool #AA7741, 4.50%, 6/1/24	114,173
3,009,724	Pool #AB7798, 3.00%, 1/1/43	3,066,326
1,491,802	Pool #AB9204, 3.00%, 4/1/43	1,519,625
335,017	Pool #AC1463, 5.00%, 8/1/39	361,077
104,825	Pool #AC1464, 5.00%, 8/1/39	112,979
708,659	Pool #AC2109, 4.50%, 7/1/39	761,465
42,750	Pool #AC4394, 5.00%, 9/1/39	46,272
265,620	Pool #AC4395, 5.00%, 9/1/39	286,282
119,456	Pool #AC5328, 5.00%, 10/1/39	128,748
236,166	Pool #AC5329, 5.00%, 10/1/39	254,536
199,269	Pool #AC6304, 5.00%, 11/1/39	214,769
212,198	Pool #AC6305, 5.00%, 11/1/39	228,704
141,856	Pool #AC6307, 5.00%, 12/1/39	152,891

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 309,370	Pool #AC6790, 5.00%, 12/1/39	$333,435
1,137,503	Pool #AC7199, 5.00%, 12/1/39	1,225,986
520,400	Pool #AD1470, 5.00%, 2/1/40	560,880
1,153,946	Pool #AD1471, 4.50%, 2/1/40	1,239,932
149,249	Pool #AD1560, 5.00%, 3/1/40	160,693
962,723	Pool #AD1585, 4.50%, 2/1/40	1,034,461
357,178	Pool #AD1586, 5.00%, 1/1/40	384,961
460,404	Pool #AD1638, 4.50%, 2/1/40	493,435
149,278	Pool #AD1640, 4.50%, 3/1/40	159,988
1,481,081	Pool #AD1942, 4.50%, 1/1/40	1,591,444
277,027	Pool #AD1943, 5.00%, 1/1/40	298,577
775,622	Pool #AD1988, 4.50%, 2/1/40	831,267
377,834	Pool #AD2896, 5.00%, 3/1/40	408,263
361,055	Pool #AD4456, 4.50%, 4/1/40	386,959
716,612	Pool #AD4458, 4.50%, 4/1/40	768,024
480,338	Pool #AD4940, 4.50%, 6/1/40	514,799
99,827	Pool #AD4946, 4.50%, 6/1/40	106,989
295,940	Pool #AD5728, 5.00%, 4/1/40	319,773
373,617	Pool #AD7239, 4.50%, 7/1/40	400,421
120,273	Pool #AD7242, 4.50%, 7/1/40	128,902
181,238	Pool #AD7256, 4.50%, 7/1/40	194,241
529,129	Pool #AD7271, 4.50%, 7/1/40	567,091
271,519	Pool #AD7272, 4.50%, 7/1/40	290,998
278,061	Pool #AD8960, 5.00%, 6/1/40	300,455
133,487	Pool #AD9613, 4.50%, 8/1/40	143,063
909,465	Pool #AD9614, 4.50%, 8/1/40	974,713
245,418	Pool #AE2011, 4.00%, 9/1/40	259,135
1,370,799	Pool #AE2012, 4.00%, 9/1/40	1,447,417
154,653	Pool #AE2023, 4.00%, 9/1/40	163,297
674,230	Pool #AE5432, 4.00%, 10/1/40	711,914
341,130	Pool #AE5435, 4.50%, 9/1/40	365,604
344,377	Pool #AE5806, 4.50%, 9/1/40	369,084
550,808	Pool #AE5861, 4.00%, 10/1/40	581,594
520,109	Pool #AE5862, 4.00%, 10/1/40	549,179
359,792	Pool #AE5863, 4.00%, 10/1/40	379,902
291,876	Pool #AE6850, 4.00%, 10/1/40	308,190
221,571	Pool #AE6851, 4.00%, 10/1/40	233,956
158,809	Pool #AE7699, 4.00%, 11/1/40	167,685
460,926	Pool #AE7703, 4.00%, 10/1/40	486,688
831,084	Pool #AE7707, 4.00%, 11/1/40	877,536
249,704	Pool #AH0300, 4.00%, 11/1/40	263,661
604,665	Pool #AH0301, 3.50%, 11/1/40	626,130
45,814	Pool #AH0302, 4.00%, 11/1/40	48,375
442,178	Pool #AH0306, 4.00%, 12/1/40	466,892
472,547	Pool #AH0508, 4.00%, 11/1/40	498,959
902,657	Pool #AH0537, 4.00%, 12/1/40	953,109
910,546	Pool #AH0914, 4.50%, 11/1/40	975,871
478,521	Pool #AH0917, 4.00%, 12/1/40	505,267

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 659,442	Pool #AH1077, 4.00%, 1/1/41	$696,300
793,709	Pool #AH2973, 4.00%, 12/1/40	838,071
436,042	Pool #AH2980, 4.00%, 1/1/41	460,414
983,866	Pool #AH5656, 4.00%, 1/1/41	1,038,857
242,286	Pool #AH5657, 4.00%, 2/1/41	255,828
498,147	Pool #AH5658, 4.00%, 2/1/41	525,990
335,209	Pool #AH5662, 4.00%, 2/1/41	353,944
617,474	Pool #AH5882, 4.00%, 2/1/26	642,455
603,134	Pool #AH6764, 4.00%, 3/1/41	636,342
1,559,830	Pool #AH6768, 4.00%, 3/1/41	1,645,713
224,775	Pool #AH7277, 4.00%, 3/1/41	237,151
1,009,483	Pool #AH7281, 4.00%, 3/1/41	1,065,064
370,965	Pool #AH7526, 4.50%, 3/1/41	397,658
602,446	Pool #AH7537, 4.00%, 3/1/41	635,616
596,620	Pool #AH8878, 4.50%, 4/1/41	639,552
294,174	Pool #AH8885, 4.50%, 4/1/41	315,342
302,363	Pool #AH9050, 3.50%, 2/1/26	312,093
539,504	Pool #AI0114, 4.00%, 3/1/41	569,208
782,789	Pool #AI1846, 4.50%, 5/1/41	839,116
453,084	Pool #AI1847, 4.50%, 5/1/41	485,687
1,231,600	Pool #AI1848, 4.50%, 5/1/41	1,320,223
670,956	Pool #AI1849, 4.50%, 5/1/41	719,236
373,653	Pool #AJ0651, 4.00%, 8/1/41	394,226
309,000	Pool #AJ7668, 4.00%, 11/1/41	326,013
644,881	Pool #AJ9133, 4.00%, 1/1/42	680,387
720,103	Pool #AK6715, 3.50%, 3/1/42	746,149
851,640	Pool #AK6716, 3.50%, 3/1/42	882,443
665,866	Pool #AK6718, 3.50%, 2/1/42	689,950
438,184	Pool #AM0635, 2.55%, 10/1/22	437,510
879,363	Pool #AM1750, 3.04%, 12/1/30	906,486
2,876,785	Pool #AM4392, 3.79%, 10/1/23	3,051,659
232,715	Pool #AM6907, 3.68%, 10/1/32	250,491
1,465,235	Pool #AM7764, 3.05%, 1/1/27	1,527,371
921,998	Pool #AM8964, 2.65%, 5/1/25	940,909
478,584	Pool #AM9780, 3.31%, 3/1/31	505,116
350,000	Pool #AN0360, 3.95%, 12/1/45	384,738
1,071,880	Pool #AN0915, 3.01%, 2/1/26	1,114,713
314,665	Pool #AN1381, 2.56%, 8/1/26	319,394
949,618	Pool #AN2066, 2.75%, 7/1/26	964,819
1,000,000	Pool #AN2398, 2.52%, 7/1/28	1,005,344
967,575	Pool #AN2746, 2.30%, 9/1/26	966,754
988,243	Pool #AN3157, 2.25%, 10/1/26	983,672
478,968	Pool #AN3919, 2.82%, 12/1/26	492,838
1,145,000	Pool #AN4045, 3.15%, 1/1/29	1,189,625
1,925,562	Pool #AN4408, 3.35%, 1/1/27	2,042,210
867,197	Pool #AN5053, 3.34%, 4/1/27	919,359
211,159	Pool #AN6580, 3.36%, 9/1/29	224,358
972,439	Pool #AN7154, 3.21%, 10/1/32	1,018,255

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 978,745	Pool #AN7904, 3.44%, 12/1/27	$1,029,874
489,424	Pool #AN7982, 2.80%, 1/1/26	499,363
2,000,000	Pool #AN8055, 3.05%, 1/1/30	2,076,666
986,859	Pool #AN9057, 3.47%, 4/1/28	1,040,901
987,317	Pool #AN9844, 3.80%, 7/1/30	1,083,582
760,344	Pool #AO2923, 3.50%, 5/1/42	787,845
1,777,433	Pool #AO8029, 3.50%, 7/1/42	1,841,722
512,116	Pool #AP7483, 3.50%, 9/1/42	530,639
457,241	Pool #AQ6710, 2.50%, 10/1/27	461,362
1,602,412	Pool #AQ7193, 3.50%, 7/1/43	1,658,314
2,488,742	Pool #AR3088, 3.00%, 1/1/43	2,535,547
400,728	Pool #AR6928, 3.00%, 3/1/43	408,202
886,491	Pool #AS1916, 4.00%, 3/1/44	929,536
592,286	Pool #AS1917, 4.00%, 3/1/44	624,763
197,621	Pool #AS2129, 4.00%, 3/1/44	207,217
978,412	Pool #AS2439, 4.00%, 5/1/44	1,032,062
1,307,109	Pool #AS2784, 4.00%, 7/1/44	1,370,578
1,447,217	Pool #AS3244, 4.00%, 9/1/44	1,517,489
1,897,741	Pool #AS3494, 4.00%, 10/1/44	1,989,889
1,373,286	Pool #AS3726, 4.00%, 11/1/44	1,439,968
1,241,367	Pool #AS3728, 4.00%, 11/1/44	1,301,643
960,655	Pool #AS3926, 3.50%, 12/1/44	992,698
649,999	Pool #AS3929, 4.00%, 12/1/44	681,561
713,072	Pool #AS3930, 4.00%, 11/1/44	747,696
1,016,739	Pool #AS4070, 4.00%, 12/1/44	1,074,978
1,194,867	Pool #AS4388, 3.50%, 2/1/45	1,234,518
482,439	Pool #AS4390, 3.50%, 2/1/45	499,685
994,052	Pool #AS4732, 3.50%, 4/1/45	1,023,867
1,125,939	Pool #AS4743, 3.50%, 4/1/45	1,159,711
1,119,871	Pool #AS4905, 3.50%, 4/1/45	1,153,460
971,475	Pool #AS4910, 3.50%, 5/1/45	1,000,614
1,055,210	Pool #AS5118, 3.50%, 5/1/45	1,086,860
1,056,132	Pool #AS5341, 3.50%, 7/1/45	1,087,809
1,360,410	Pool #AS5576, 4.00%, 8/1/45	1,422,238
757,114	Pool #AS5919, 3.50%, 9/1/45	782,377
411,977	Pool #AS5922, 3.50%, 9/1/45	424,333
1,004,558	Pool #AS6303, 4.00%, 11/1/45	1,050,213
863,168	Pool #AS6469, 4.00%, 12/1/45	902,397
510,382	Pool #AS6607, 4.00%, 1/1/46	533,578
1,488,709	Pool #AS6778, 3.50%, 3/1/46	1,532,804
1,126,350	Pool #AS6958, 3.50%, 4/1/46	1,159,712
1,288,096	Pool #AS7138, 3.50%, 5/1/46	1,326,249
776,877	Pool #AS7139, 3.50%, 5/1/46	799,887
1,635,570	Pool #AS7334, 3.00%, 6/1/46	1,658,274
1,572,392	Pool #AS7335, 3.00%, 5/1/46	1,594,219
981,777	Pool #AS7336, 3.00%, 6/1/46	995,405
3,087,553	Pool #AS7504, 3.00%, 7/1/46	3,130,412
485,549	Pool #AS7516, 3.00%, 7/1/46	492,289

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$1,617,232	Pool #AS7517, 3.00%, 6/1/46	$1,639,681
695,073	Pool #AS7518, 3.00%, 7/1/46	704,721
2,509,767	Pool #AS7674, 3.00%, 8/1/46	2,544,605
1,512,015	Pool #AS7676, 3.00%, 8/1/46	1,533,004
1,227,086	Pool #AS8054, 3.00%, 10/1/46	1,244,119
705,101	Pool #AS8077, 3.00%, 10/1/46	714,889
1,474,684	Pool #AS8289, 3.00%, 10/1/46	1,495,154
2,772,370	Pool #AS8440, 3.00%, 11/1/46	2,810,853
1,843,526	Pool #AS8441, 3.00%, 11/1/46	1,869,116
1,812,639	Pool #AS8633, 3.50%, 1/1/47	1,866,328
1,359,562	Pool #AS8776, 3.50%, 2/1/47	1,399,831
441,987	Pool #AS9308, 4.00%, 2/1/47	460,239
1,871,993	Pool #AS9381, 4.00%, 4/1/47	1,949,295
1,601,961	Pool #AS9549, 4.00%, 5/1/47	1,668,113
2,880,308	Pool #AS9550, 4.00%, 5/1/47	2,999,248
1,297,914	Pool #AS9727, 3.50%, 6/1/47	1,335,661
870,505	Pool #AS9728, 3.50%, 6/1/47	895,821
978,821	Pool #AS9729, 4.00%, 6/1/47	1,019,241
1,026,779	Pool #AS9825, 4.00%, 6/1/47	1,069,179
854,709	Pool #AT2688, 3.00%, 5/1/43	870,650
300,605	Pool #AT2691, 3.00%, 5/1/43	306,212
685,868	Pool #AT3963, 2.50%, 3/1/28	692,748
325,927	Pool #AT7873, 2.50%, 6/1/28	329,196
465,871	Pool #AU0971, 3.50%, 8/1/43	482,123
593,925	Pool #AU2165, 3.50%, 7/1/43	614,645
831,822	Pool #AU2188, 3.50%, 8/1/43	860,841
391,479	Pool #AU6054, 4.00%, 9/1/43	411,011
327,134	Pool #AU6718, 4.00%, 10/1/43	344,810
822,852	Pool #AU7003, 4.00%, 11/1/43	873,517
504,858	Pool #AU7005, 4.00%, 11/1/43	532,137
807,174	Pool #AV0679, 4.00%, 12/1/43	856,086
459,355	Pool #AV9282, 4.00%, 2/1/44	476,972
786,255	Pool #AW0993, 4.00%, 5/1/44	835,544
256,745	Pool #AW1565, 4.00%, 4/1/44	269,212
92,533	Pool #AW3671, 4.00%, 4/1/44	96,185
833,386	Pool #AW5046, 4.00%, 7/1/44	875,725
853,228	Pool #AW5047, 4.00%, 7/1/44	894,658
321,240	Pool #AW7040, 4.00%, 6/1/44	334,521
714,817	Pool #AW8629, 3.50%, 5/1/44	738,538
950,821	Pool #AX2884, 3.50%, 11/1/44	985,634
1,662,357	Pool #AX4860, 3.50%, 12/1/44	1,717,805
645,637	Pool #AY0075, 3.50%, 11/1/44	667,062
1,019,075	Pool #AY1389, 3.50%, 4/1/45	1,049,640
1,111,350	Pool #AY3435, 3.50%, 5/1/45	1,144,684
651,022	Pool #AY5571, 3.50%, 6/1/45	670,548
1,201,948	Pool #BC0802, 3.50%, 4/1/46	1,237,548
1,173,188	Pool #BC0804, 3.50%, 4/1/46	1,207,937
963,451	Pool #BC1135, 3.00%, 6/1/46	976,825

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$1,540,426	Pool #BD5021, 3.50%, 2/1/47	$1,586,052
2,086,479	Pool #BD7140, 4.00%, 4/1/47	2,172,639
2,073,453	Pool #BE4232, 3.00%, 12/1/46	2,102,235
1,408,323	Pool #BE9743, 3.50%, 4/1/47	1,449,281
2,394,589	Pool #BH2665, 3.50%, 9/1/47	2,464,230
1,254,696	Pool #BH4071, 3.50%, 10/1/47	1,291,186
1,216,908	Pool #BH4659, 4.00%, 6/1/47	1,267,160
2,332,579	Pool #BJ0657, 4.00%, 2/1/48	2,413,343
1,052,200	Pool #BJ2670, 4.00%, 4/1/48	1,088,632
1,954,056	Pool #BJ5158, 4.00%, 4/1/48	2,021,714
926,731	Pool #BK7685, 4.00%, 10/1/48	960,407
1,312,586	Pool #BK7924, 4.00%, 11/1/48	1,358,033
1,865,296	Pool #BO1263, 3.50%, 6/1/49	1,919,092
2,735,580	Pool #CA0114, 3.50%, 8/1/47	2,815,139
1,007,407	Pool #CA0115, 3.50%, 8/1/47	1,036,705
1,011,976	Pool #CA0268, 3.50%, 8/1/47	1,041,408
2,853,859	Pool #CA0334, 3.50%, 9/1/47	2,936,857
2,735,963	Pool #CA0534, 3.50%, 10/1/47	2,815,532
1,176,391	Pool #CA0536, 3.50%, 10/1/47	1,210,603
1,085,582	Pool #CA0551, 4.00%, 10/1/47	1,130,411
933,606	Pool #CA0565, 3.50%, 10/1/47	960,758
1,550,515	Pool #CA0742, 3.50%, 11/1/47	1,595,608
1,039,936	Pool #CA0743, 3.50%, 11/1/47	1,070,181
1,181,633	Pool #CA0825, 3.50%, 12/1/47	1,215,998
1,797,645	Pool #CA0909, 3.50%, 12/1/47	1,849,925
1,434,483	Pool #CA0981, 3.50%, 12/1/47	1,476,202
1,764,956	Pool #CA1070, 3.50%, 1/1/48	1,816,286
1,148,617	Pool #CA1115, 3.50%, 1/1/48	1,182,022
887,244	Pool #CA1116, 3.50%, 1/1/48	916,128
1,678,359	Pool #CA1130, 3.50%, 1/1/48	1,727,171
1,862,714	Pool #CA1131, 3.50%, 2/1/48	1,916,887
1,835,074	Pool #CA1132, 3.50%, 1/1/48	1,888,443
1,859,368	Pool #CA1133, 3.50%, 2/1/48	1,913,444
1,934,943	Pool #CA1134, 3.50%, 1/1/48	1,991,216
1,606,915	Pool #CA1137, 3.50%, 2/1/48	1,653,649
1,856,023	Pool #CA1140, 3.50%, 1/1/48	1,910,001
1,832,855	Pool #CA1144, 3.50%, 2/1/48	1,886,159
4,466,309	Pool #CA1152, 3.50%, 2/1/48	4,596,201
1,053,429	Pool #CA1160, 3.50%, 2/1/48	1,086,702
1,112,115	Pool #CA1161, 3.50%, 2/1/48	1,140,765
821,835	Pool #CA1162, 3.50%, 2/1/48	845,736
1,434,629	Pool #CA1338, 4.00%, 3/1/48	1,487,318
1,829,407	Pool #CA1339, 3.50%, 3/1/48	1,876,534
1,567,093	Pool #CA1418, 4.00%, 3/1/48	1,621,353
1,071,986	Pool #CA1420, 4.00%, 3/1/48	1,109,102
1,096,469	Pool #CA1468, 4.00%, 3/1/48	1,134,434
2,700,915	Pool #CA1469, 4.00%, 3/1/48	2,800,109
1,113,141	Pool #CA1471, 4.00%, 3/1/48	1,153,590

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$4,346,303	Pool #CA1507, 4.00%, 4/1/48	$4,496,791
1,075,489	Pool #CA1610, 3.50%, 3/1/48	1,103,194
1,475,507	Pool #CA1611, 4.00%, 4/1/48	1,529,125
1,070,298	Pool #CA1612, 3.50%, 4/1/48	1,097,441
1,181,474	Pool #CA1613, 4.00%, 4/1/48	1,222,382
1,377,196	Pool #CA2381, 4.00%, 9/1/48	1,424,880
997,141	Pool #CA2440, 4.00%, 9/1/48	1,031,667
1,025,706	Pool #CA2441, 4.00%, 10/1/48	1,062,978
539,821	Pool #CA2442, 4.00%, 10/1/48	565,623
1,096,935	Pool #CA2443, 4.00%, 10/1/48	1,136,796
1,109,968	Pool #CA2468, 4.00%, 10/1/48	1,150,303
916,284	Pool #CA2594, 4.00%, 11/1/48	963,147
1,155,714	Pool #CA2913, 4.00%, 1/1/49	1,195,730
1,860,337	Pool #CA2914, 4.00%, 1/1/49	1,924,750
2,527,937	Pool #CA3042, 4.00%, 1/1/49	2,619,798
1,358,742	Pool #CA3043, 4.00%, 2/1/49	1,408,116
3,389,410	Pool #CA3044, 4.50%, 2/1/49	3,552,408
1,162,232	Pool #CA3045, 4.50%, 1/1/49	1,224,183
183,388	Pool #CA3132, 4.00%, 2/1/49	189,738
713,230	Pool #CA3557, 3.50%, 5/1/49	729,499
1,425,055	Pool #CA3627, 3.50%, 6/1/49	1,457,560
2,208,689	Pool #CA3628, 3.50%, 6/1/49	2,259,069
53,226	Pool #MC0013, 5.50%, 12/1/38	58,344
87,008	Pool #MC0014, 5.50%, 12/1/38	95,374
71,254	Pool #MC0016, 5.50%, 11/1/38	78,105
68,705	Pool #MC0038, 4.50%, 3/1/39	73,825
47,733	Pool #MC0059, 4.00%, 4/1/39	50,384
84,428	Pool #MC0081, 4.00%, 5/1/39	89,119
44,694	Pool #MC0112, 4.50%, 6/1/39	48,025
89,684	Pool #MC0127, 4.50%, 7/1/39	96,367
57,935	Pool #MC0135, 4.50%, 6/1/39	62,252
499,423	Pool #MC0154, 4.50%, 8/1/39	536,637
89,740	Pool #MC0160, 4.50%, 8/1/39	96,427
209,872	Pool #MC0171, 4.50%, 9/1/39	225,511
305,562	Pool #MC0177, 4.50%, 9/1/39	328,331
121,954	Pool #MC0270, 4.50%, 3/1/40	130,703
356,382	Pool #MC0325, 4.50%, 7/1/40	381,950
91,086	Pool #MC0426, 4.50%, 1/1/41	97,621
332,948	Pool #MC0584, 4.00%, 1/1/42	351,280
159,641	Pool #MC0585, 4.00%, 1/1/42	168,431
63,035	Pool #MC3344, 5.00%, 12/1/38	68,228

		320,642,138

Freddie Mac — 12.98%
1,478,707	Pool #Q63813, 3.50%, 4/1/49	1,517,558
1,583,781	Pool #WA3103, 3.30%, 2/1/27	1,672,700
1,983,076	Pool #WN3000, 3.14%, 1/1/28	2,074,499
992,090	Pool #ZA4828, 4.00%, 3/1/47	1,033,070

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 777,578	Pool #ZA4891, 3.50%, 3/1/47	$800,187
2,642,575	Pool #ZA4892, 4.00%, 5/1/47	2,751,730
1,828,692	Pool #ZA4893, 3.50%, 4/1/47	1,881,863
1,909,873	Pool #ZA4912, 3.50%, 5/1/47	1,965,405
1,835,746	Pool #ZA4913, 4.00%, 5/1/47	1,911,574
1,830,800	Pool #ZA5036, 3.50%, 9/1/47	1,884,033
2,091,058	Pool #ZA5070, 3.50%, 11/1/47	2,151,858
1,289,277	Pool #ZA5084, 3.50%, 10/1/47	1,326,764
865,263	Pool #ZA5090, 3.50%, 11/1/47	890,421
1,836,951	Pool #ZA5174, 3.50%, 12/1/47	1,890,362
4,777,345	Pool #ZA5238, 3.50%, 2/1/48	4,916,252
1,380,015	Pool #ZA5245, 3.50%, 1/1/48	1,420,141
3,038,696	Pool #ZA5253, 3.50%, 1/1/48	3,127,050
3,141,674	Pool #ZA5254, 4.00%, 1/1/48	3,271,445
1,007,524	Pool #ZA5308, 4.00%, 1/1/48	1,049,141
1,392,221	Pool #ZA5575, 4.00%, 7/1/48	1,440,362
1,065,661	Pool #ZA5637, 4.50%, 8/1/48	1,117,908
1,474,847	Pool #ZA5645, 4.00%, 8/1/48	1,534,608
433,485	Pool #ZA6576, 3.50%, 4/1/49	443,592
121,375	Pool #ZI0238, 5.00%, 6/1/33	131,226
209,886	Pool #ZI0412, 5.00%, 8/1/33	226,921
82,146	Pool #ZI0543, 4.50%, 8/1/33	87,076
32,821	Pool #ZI0548, 5.00%, 8/1/33	35,523
55,228	Pool #ZI0549, 5.00%, 8/1/33	59,775
37,481	Pool #ZI0743, 4.50%, 9/1/33	39,911
126,418	Pool #ZI0807, 5.00%, 9/1/33	136,679
77,388	Pool #ZI0959, 6.00%, 10/1/33	82,119
254,279	Pool #ZI1023, 5.50%, 11/1/33	276,508
43,498	Pool #ZI1352, 5.50%, 12/1/33	47,301
104,324	Pool #ZI1353, 5.50%, 1/1/34	113,444
226,837	Pool #ZI1493, 5.50%, 1/1/34	246,667
167,039	Pool #ZI1524, 5.50%, 2/1/34	181,642
79,206	Pool #ZI1630, 5.50%, 3/1/34	86,177
177,769	Pool #ZI1689, 5.50%, 4/1/34	193,415
96,923	Pool #ZI1802, 5.50%, 4/1/34	105,453
157,398	Pool #ZI1991, 5.00%, 5/1/34	170,195
403,243	Pool #ZI2332, 5.00%, 6/1/34	436,029
166,185	Pool #ZI2333, 5.00%, 6/1/34	179,696
5,134	Pool #ZI2830, 5.00%, 11/1/34	5,552
173,966	Pool #ZI2888, 6.00%, 12/1/34	188,648
230,662	Pool #ZI2939, 5.50%, 12/1/34	250,964
218,385	Pool #ZI3102, 5.00%, 1/1/35	236,140
197,954	Pool #ZI3254, 5.50%, 4/1/35	215,494
398,181	Pool #ZI3507, 5.00%, 9/1/35	430,518
179,548	Pool #ZI3713, 5.00%, 5/1/35	194,129
88,888	Pool #ZI3919, 5.00%, 12/1/35	96,107
89,973	Pool #ZI4118, 5.50%, 1/1/36	97,946
105,950	Pool #ZI4119, 5.00%, 1/1/36	114,554

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$160,023	Pool #ZI4120, 5.50%, 1/1/36	$174,202
230,576	Pool #ZI4200, 5.50%, 2/1/36	251,008
96,935	Pool #ZI4201, 6.00%, 2/1/36	102,934
258,548	Pool #ZI4429, 5.00%, 6/1/35	279,545
140,140	Pool #ZI4521, 5.50%, 7/1/35	152,557
195,271	Pool #ZI4572, 5.50%, 8/1/35	212,573
85,877	Pool #ZI4605, 5.50%, 9/1/35	93,486
141,519	Pool #ZI4606, 5.50%, 9/1/35	154,059
126,864	Pool #ZI4704, 5.00%, 11/1/35	137,167
134,740	Pool #ZI4705, 5.00%, 11/1/35	145,682
81,323	Pool #ZI4706, 5.50%, 11/1/35	88,529
145,858	Pool #ZI4855, 6.00%, 5/1/36	154,586
79,020	Pool #ZI4882, 6.00%, 5/1/36	84,664
257,820	Pool #ZI4979, 6.00%, 6/1/36	277,931
10,132	Pool #ZI4980, 6.50%, 6/1/36	10,142
73,638	Pool #ZI5006, 6.00%, 6/1/36	76,355
184,971	Pool #ZI5896, 5.50%, 4/1/37	202,365
190,160	Pool #ZI5912, 5.50%, 4/1/37	208,043
79,131	Pool #ZI6164, 5.50%, 5/1/37	86,572
92,285	Pool #ZI6185, 5.50%, 6/1/37	100,963
138,556	Pool #ZI6186, 6.00%, 6/1/37	147,773
98,632	Pool #ZI6311, 5.50%, 6/1/37	107,908
146,148	Pool #ZI6352, 5.50%, 7/1/37	159,892
208,661	Pool #ZI6583, 5.50%, 8/1/37	228,284
127,366	Pool #ZI6598, 6.00%, 8/1/37	135,313
198,909	Pool #ZI6814, 6.00%, 10/1/37	219,348
59,918	Pool #ZI6976, 5.50%, 7/1/37	65,553
86,847	Pool #ZI7383, 5.00%, 4/1/38	93,625
676,926	Pool #ZI9925, 5.00%, 4/1/40	728,266
154,778	Pool #ZJ0038, 4.50%, 5/1/40	165,877
422,366	Pool #ZJ0482, 4.50%, 9/1/40	452,654
398,907	Pool #ZJ0844, 4.00%, 12/1/40	421,190
260,566	Pool #ZJ1058, 4.00%, 12/1/40	275,121
301,807	Pool #ZJ1264, 4.00%, 1/1/41	318,667
437,512	Pool #ZJ1444, 4.00%, 3/1/41	461,992
366,630	Pool #ZJ1445, 4.50%, 3/1/41	393,017
29,933	Pool #ZJ4162, 7.50%, 2/1/30	30,488
96,947	Pool #ZJ5032, 6.50%, 5/1/31	104,399
47,293	Pool #ZJ5104, 6.50%, 6/1/31	49,724
39,827	Pool #ZJ5458, 6.50%, 11/1/31	41,379
42,418	Pool #ZJ5928, 6.50%, 3/1/32	44,105
151,046	Pool #ZJ6638, 6.00%, 11/1/32	165,891
75,396	Pool #ZJ6955, 5.50%, 3/1/33	82,040
54,076	Pool #ZJ6956, 5.50%, 3/1/33	58,841
12,291	Pool #ZJ9911, 5.00%, 1/1/21	12,296
339,938	Pool #ZK4661, 2.50%, 11/1/27	342,997
145,491	Pool #ZL1284, 4.50%, 4/1/41	155,962
642,433	Pool #ZL2630, 3.50%, 12/1/41	665,975

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal
Amount		Value
$ 363,325	Pool #ZL2708, 3.50%, 1/1/42	$376,640
305,003	Pool #ZL2750, 4.00%, 2/1/42	321,793
1,189,301	Pool #ZL5676, 3.00%, 4/1/43	1,211,472
1,027,472	Pool #ZL6090, 3.00%, 6/1/43	1,046,627
672,116	Pool #ZL6097, 3.00%, 6/1/43	684,646
930,113	Pool #ZL9372, 3.00%, 4/1/45	944,865
794,673	Pool #ZL9669, 3.50%, 6/1/45	818,500
787,013	Pool #ZM1422, 3.50%, 7/1/46	810,327
1,014,411	Pool #ZM1423, 3.50%, 7/1/46	1,044,461
1,279,491	Pool #ZM1736, 3.00%, 9/1/46	1,297,245
1,381,481	Pool #ZM1738, 3.00%, 9/1/46	1,400,649
899,150	Pool #ZM8750, 4.00%, 9/1/48	930,242
1,085,639	Pool #ZN1022, 4.00%, 11/1/48	1,122,918
27,014	Pool #ZN5269, 6.50%, 10/1/31	27,287
51,610	Pool #ZN5316, 5.00%, 5/1/34	55,867
78,561	Pool #ZN5321, 5.50%, 5/1/34	85,475
47,833	Pool #ZN5322, 5.50%, 5/1/34	52,060
79,127	Pool #ZN5323, 5.50%, 6/1/34	86,091
56,144	Pool #ZN5332, 5.00%, 11/1/34	60,774
54,372	Pool #ZN5333, 5.50%, 11/1/34	59,177
4,244	Pool #ZN5686, 5.50%, 9/1/19	4,244
1,764	Pool #ZN5687, 5.00%, 11/1/19	1,764
3,377	Pool #ZN5688, 5.50%, 11/1/19	3,377
7,579	Pool #ZN5689, 5.00%, 11/1/19	7,579
988,723	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	1,008,765
3,722,652	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	3,857,323
496,026	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	520,592
1,093,737	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	1,155,264
1,494,651	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	1,592,951
2,000,000	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(a)	2,024,743
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(a)	1,111,798

		79,585,788

Ginnie Mae — 21.75%
83,133	Pool #409117, 5.50%, 6/20/38	87,440
661,397	Pool #442423, 4.00%, 9/20/41	698,258
93,813	Pool #487643, 5.00%, 2/15/39	100,970
231,153	Pool #616936, 5.50%, 1/15/36	272,522
251,310	Pool #617904, 5.75%, 9/15/23	251,564
1,222,506	Pool #618363, 4.00%, 9/20/41	1,290,638
440,398	Pool #624106, 5.13%, 3/15/34	440,740
310,041	Pool #654705, 4.00%, 9/20/41	327,320
392,383	Pool #664269, 5.85%, 6/15/38	391,845
24,162	Pool #675509, 5.50%, 6/15/38	24,435
158,711	Pool #697672, 5.50%, 12/15/38	171,985
266,850	Pool #697814, 5.00%, 2/15/39	287,249
352,706	Pool #697885, 4.50%, 3/15/39	375,122
108,232	Pool #698112, 4.50%, 5/15/39	115,111

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal
Amount		Value
$ 505,694	Pool #698113, 4.50%, 5/15/39	$537,833
126,546	Pool #699294, 5.63%, 9/20/38	137,906
1,377,756	Pool #713519, 6.00%, 7/15/39	1,618,211
112,814	Pool #714561, 4.50%, 6/15/39	119,984
269,530	Pool #716822, 4.50%, 4/15/39	286,723
230,133	Pool #716823, 4.50%, 4/15/39	244,813
116,130	Pool #717132, 4.50%, 5/15/39	123,511
500,160	Pool #720080, 4.50%, 6/15/39	532,064
120,156	Pool #720521, 5.00%, 8/15/39	129,323
279,119	Pool #724629, 5.00%, 7/20/40	303,308
726,416	Pool #726550, 5.00%, 9/15/39	781,834
269,286	Pool #729018, 4.50%, 2/15/40	286,401
363,820	Pool #729346, 4.50%, 7/15/41	390,842
405,932	Pool #738844, 3.50%, 10/15/41	422,702
160,630	Pool #738845, 3.50%, 10/15/41	167,266
1,018,977	Pool #738862, 4.00%, 10/15/41	1,078,194
314,883	Pool #747241, 5.00%, 9/20/40	342,172
751,459	Pool #748654, 3.50%, 9/15/40	785,801
149,041	Pool #748846, 4.50%, 9/20/40	159,169
399,587	Pool #757016, 3.50%, 11/15/40	417,848
295,696	Pool #757017, 4.00%, 12/15/40	312,621
538,010	Pool #759297, 4.00%, 1/20/41	567,655
238,920	Pool #759298, 4.00%, 2/20/41	252,085
257,715	Pool #762877, 4.00%, 4/15/41	272,692
177,734	Pool #763564, 4.50%, 5/15/41	192,196
115,794	Pool #770391, 4.50%, 6/15/41	124,394
381,072	Pool #770481, 4.00%, 8/15/41	403,886
44,385	Pool #770482, 4.50%, 8/15/41	48,213
454,801	Pool #770517, 4.00%, 8/15/41	481,232
366,354	Pool #770529, 4.00%, 8/15/41	387,644
317,307	Pool #770537, 4.00%, 8/15/41	335,747
364,969	Pool #770738, 4.50%, 6/20/41	389,138
514,564	Pool #779592, 4.00%, 11/20/41	543,242
123,837	Pool #779593, 4.00%, 11/20/41	130,738
459,773	Pool #AA6312, 3.00%, 4/15/43	472,412
495,316	Pool #AA6424, 3.00%, 5/15/43	508,932
1,045,204	Pool #AB2733, 3.50%, 8/15/42	1,091,574
2,020,633	Pool #AB2745, 3.00%, 8/15/42	2,072,077
1,643,643	Pool #AB2841, 3.00%, 9/15/42	1,685,490
505,742	Pool #AB2843, 3.00%, 9/15/42	518,618
120,494	Pool #AB2852, 3.50%, 9/15/42	125,840
5,222,090	Pool #AC9541, 2.12%, 2/15/48	4,946,493
492,639	Pool #AE6946, 3.00%, 6/15/43	506,181
179,518	Pool #AE8253, 4.00%, 2/20/44	189,359
509,237	Pool #AG8915, 4.00%, 2/20/44	538,431
949,390	Pool #AK6446, 3.00%, 1/15/45	973,553
724,024	Pool #AK7036, 3.00%, 4/15/45	740,941
828,586	Pool #AO3594, 3.50%, 8/20/45	861,510

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal
Amount		Value
$ 341,518	Pool #AO8336, 3.50%, 9/20/45	$355,088
837,430	Pool #AP3887, 3.50%, 9/20/45	870,704
622,942	Pool #AR4919, 3.50%, 3/20/46	645,332
904,830	Pool #AR4970, 3.50%, 4/20/46	937,353
1,445,564	Pool #AR9008, 3.00%, 5/20/46	1,479,214
874,467	Pool #AS2921, 3.50%, 4/20/46	905,898
575,629	Pool #AS4332, 3.00%, 6/20/46	589,029
824,963	Pool #AS5511, 3.50%, 3/20/46	854,615
1,514,410	Pool #AX7237, 3.50%, 11/20/46	1,568,842
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	687,534
2,070,929	Series 2012-107, Class A, 1.15%, 1/16/45	1,953,280
1,600,000	Series 2012-112, Class B, 2.61%, 1/16/53(a)	1,594,841
4,495,536	Series 2012-114, Class A, 2.10%, 1/16/53(a)	4,393,357
1,920,106	Series 2012-115, Class A, 2.13%, 4/16/45	1,882,571
2,295,193	Series 2012-120, Class A, 1.90%, 2/16/53	2,219,920
1,076,362	Series 2012-131, Class A, 1.90%, 2/16/53	1,041,106
502,766	Series 2012-144, Class AD, 1.77%, 1/16/53	484,622
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	6,071,630
147,264	Series 2012-35, Class C, 3.25%, 11/16/52(a)	150,729
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,847,443
292,772	Series 2012-70, Class A, 1.73%, 5/16/42	289,692
215,643	Series 2012-72, Class A, 1.71%, 5/16/42	214,257
1,304,850	Series 2012-78, Class A, 1.68%, 3/16/44	1,285,664
642,169	Series 2013-101, Class AG, 1.76%, 4/16/38	635,494
640,731	Series 2013-105, Class A, 1.71%, 2/16/37	632,254
815,741	Series 2013-107, Class A, 2.00%, 5/16/40	805,386
391,380	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	388,213
260,467	Series 2013-127, Class A, 2.00%, 3/16/52	258,461
623,350	Series 2013-17, Class A, 1.13%, 1/16/49	598,983
644,302	Series 2013-29, Class AB, 1.77%, 10/16/45	628,140
645,049	Series 2013-33, Class A, 1.06%, 7/16/38	626,098
1,831,227	Series 2013-63, Class AB, 1.38%, 3/16/45	1,764,791
855,444	Series 2013-97, Class AC, 2.00%, 6/16/45	838,073
565,444	Series 2014-148, Class A, 2.65%, 11/16/43	565,496
1,859,212	Series 2014-172, Class AF, 2.50%, 9/16/41	1,856,025
191,747	Series 2014-54, Class AB, 2.62%, 10/16/43	191,346
299,421	Series 2014-77, Class AC, 2.35%, 10/16/40	298,267
572,063	Series 2014-82, Class AB, 2.40%, 5/16/45	570,120
112,583	Series 2015-107, Class AB, 2.50%, 11/16/49	112,218
2,505,300	Series 2015-114, Class AD, 2.50%, 11/15/51	2,502,031
938,164	Series 2015-128, Class AD, 2.50%, 12/16/50	936,639
715,526	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	721,958
2,404,574	Series 2015-135, Class AC, 2.35%, 4/16/49	2,379,848
967,316	Series 2015-136, Class AC, 2.50%, 3/16/47	966,051
700,781	Series 2015-15, Class A, 2.00%, 11/16/48	683,177
1,423,357	Series 2015-154, Class AD, 2.50%, 5/16/54	1,415,372
863,402	Series 2015-171, Class DA, 2.37%, 3/16/46	855,780
1,092,468	Series 2015-2, Class A, 2.50%, 12/16/44	1,091,130

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal
Amount		Value
$ 1,424,686	Series 2015-22, Class A, 2.40%, 8/16/47	$1,417,518
1,829,334	Series 2015-70, Class AB, 2.30%, 11/16/48	1,805,486
335,542	Series 2015-75, Class A, 3.00%, 2/16/44	338,446
309,712	Series 2015-98, Class AB, 2.20%, 11/16/43	306,610
621,564	Series 2016-11, Class AD, 2.25%, 11/16/43	616,551
875,564	Series 2016-14, Class AB, 2.15%, 8/16/42	864,943
1,770,177	Series 2016-152, Class EA, 2.20%, 8/15/58	1,731,551
2,341,951	Series 2016-157, Class AC, 2.00%, 11/16/50	2,277,953
880,327	Series 2016-26, Class A, 2.25%, 12/16/55	872,605
708,056	Series 2016-28, Class AB, 2.40%, 11/16/55	705,381
739,427	Series 2016-36, Class AB, 2.30%, 6/16/56	732,178
802,223	Series 2016-39, Class AH, 2.50%, 9/16/44	801,446
1,016,462	Series 2016-50, Class A, 2.30%, 7/16/52	1,007,815
2,235,740	Series 2016-64, Class CA, 2.30%, 3/16/45	2,217,196
1,870,977	Series 2016-67, Class A, 2.30%, 7/16/56	1,855,448
935,611	Series 2016-94, Class AC, 2.20%, 8/16/57	915,253
803,955	Series 2016-96, Class BA, 1.95%, 3/16/43	789,658
1,453,022	Series 2017-127, Class AB, 2.50%, 2/16/59	1,439,117
1,461,000	Series 2017-135, Class AE, 2.60%, 10/16/58	1,455,147
970,731	Series 2017-140, Class A, 2.50%, 2/16/59	961,421
484,861	Series 2017-157, Class AH, 2.55%, 2/16/53	484,054
1,438,880	Series 2017-23, Class AC, 2.30%, 3/16/57	1,426,034
1,893,404	Series 2017-41, Class AC, 2.25%, 3/16/57	1,872,085
1,148,540	Series 2017-46, Class A, 2.50%, 11/16/57	1,137,539
2,086,529	Series 2017-71, Class AS, 2.70%, 4/16/57	2,093,898
922,448	Series 2017-9, Class AE, 2.40%, 9/16/50	914,963
3,734,059	Series 2017-94, Class AH, 2.60%, 2/16/59	3,722,292
1,178,213	Series 2018-2, Class AD, 2.40%, 3/16/59	1,169,302
923,362	Series 2018-26, Class AD, 2.50%, 3/16/52	922,366
2,439,832	Series 2018-3, Class AG, 2.50%, 10/16/58	2,425,638

		133,297,964

Total U.S. Government Agency Backed Mortgages		533,525,890

(Cost $527,512,333)

U.S. Government Agency Obligations — 4.42%
Small Business Administration — 4.40%
287,119	0.88%, 1/1/32(b)	299,385
4,234,241	1.26%, 7/18/30(b),(c),(d)	78,969
144,398	(Prime Index - 2.650%), 2.85%, 3/25/28(e)	143,599
236,757	(Prime Index - 2.600%), 2.90%, 7/25/41(e)	236,181
599,152	(Prime Index - 2.600%), 2.90%, 9/25/41(e)	597,674
408,270	(Prime Index - 2.600%), 2.90%, 9/25/41(e)	407,310
698,466	(Prime Index - 2.600%), 2.90%, 7/25/42(e)	699,431
1,749,557	(Prime Index - 2.550%), 2.95%, 7/25/42(e)	1,743,744
370,481	(Prime Index - 2.525%), 2.98%, 11/25/41(e)	370,411
849,458	(Prime Index - 2.500%), 3.00%, 2/25/28(e)	848,697
28,405	3.36%, 7/1/21(b)	29,007

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal
Amount		Value
$ 888,274	3.36%, 7/8/24(b),(e)	$936,889
341,627	3.85%, 9/16/34(b)	362,586
1,052,475	(Prime Index - 1.400%), 4.10%, 7/25/41(e)	1,092,076
2,316,429	(Prime Index - 0.675%), 4.83%, 9/25/43(e)	2,479,604
513,063	(Prime Index - 0.396%), 5.10%, 11/25/27(e)	538,110
39,451	5.13%, 2/28/24(b)	41,355
337,481	(Prime Index - 0.180%), 5.32%, 2/25/40(e)	364,224
749,661	(Prime Index - 0.026%), 5.47%, 7/25/29(e)	798,630
151,023	(Prime Index + 0.025%), 5.53%, 12/25/40(e)	160,046
1,025,052	(Prime Index + 0.102%), 5.60%, 8/25/29(e)	1,106,431
843,059	(Prime Index + 0.145%), 5.65%, 6/25/29(e)	905,367
847,112	(Prime Index + 0.201%), 5.70%, 11/25/28(e)	898,704
230,321	(Prime Index + 0.355%), 5.86%, 2/25/26(e)	241,187
817,492	(Prime Index + 0.691%), 6.19%, 3/25/30(e)	889,762
134,716	(Prime Index + 0.700%), 6.20%, 2/25/28(e)	144,912
133,902	(Prime Index + 0.712%), 6.21%, 8/25/27(e)	141,945
547,024	(Prime Index + 0.777%), 6.28%, 9/25/28(e)	591,682
784,342	(Prime Index + 0.793%), 6.29%, 2/25/28(e)	845,529
261,509	(Prime Index + 0.805%), 6.31%, 6/25/28(e)	279,250
1,294,373	(Prime Index + 0.814%), 6.31%, 6/25/29(e)	1,407,685
535,299	(Prime Index + 0.820%), 6.32%, 3/25/29(e)	575,833
305,046	(Prime Index + 0.828%), 6.33%, 2/25/30(e)	334,235
960,066	(Prime Index + 0.839%), 6.34%, 5/25/29(e)	1,035,607
816,110	(Prime Index + 0.876%), 6.38%, 2/25/29(e)	886,437
694,602	(Prime Index + 0.880%), 6.38%, 7/25/30(e)	759,987
265,598	(Prime Index + 0.908%), 6.41%, 1/25/29(e)	285,845
125,000	(Prime Index + 0.923%), 6.42%, 7/25/29(e)	139,132
370,287	(Prime Index + 0.927%), 6.43%, 5/25/29(e)	408,002
555,133	(Prime Index + 0.962%), 6.46%, 7/25/29(e)	606,917
132,664	(Prime Index + 0.980%), 6.48%, 11/25/28(e)	145,467
1,124,032	(Prime Index + 1.137%), 6.64%, 9/25/28(e)	1,210,015
622,017	(Prime Index + 1.191%), 6.69%, 5/25/29(e)	681,225
104,958	(Prime Index + 1.195%), 6.70%, 11/25/26(e)	112,018
64,038	(Prime Index + 1.595%), 7.10%, 7/25/28(e)	70,043

		26,931,145

United States Department of Agriculture — 0.02%
125,936	5.38%, 10/26/22(b)	130,555

Total U.S. Government Agency Obligations		27,061,700

(Cost $27,691,082)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Municipal Bonds — 3.07%
California — 0.76%
$ 900,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 8/19/19 @ 101	$903,402
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	997,480
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,707,344
1,000,000	City of Los Angeles Housing GO, Series A, 3.15%, 9/1/30, Callable 9/1/27 @ 100	1,025,570

		4,633,796

Colorado — 0.07%
448,312	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	462,124

District of Columbia — 0.13%
745,421	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	799,412

Georgia — 0.17%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	1,021,600

Illinois — 0.16%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	267,353
695,369	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	701,537

		968,890

Massachusetts — 0.13%
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	575,299
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	206,347

		781,646

Minnesota — 0.08%
490,535	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	503,995

Missouri — 0.53%
3,071,843	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	3,270,653

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
New York — 0.88%
$ 400,000	New York City Housing Development Corp. Revenue, Series G, 1.93%, 11/1/21	$397,884
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	169,397
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	99,728
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	198,916
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	39,804
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	297,450
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	523,025
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,046,030
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	519,165
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	528,635
570,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 8/19/19 @ 100	570,918
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 8/19/19 @ 100	1,009,820

		5,400,772

Vermont — 0.02%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	104,564

Washington — 0.14%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	843,064

Total Municipal Bonds		18,790,516

(Cost $18,104,066)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.27%
Consumer, Non-cyclical — 0.06%
$ 370,000	Montefiore Medical Center, 2.15%, 10/20/26	$362,864

Financial — 0.21%
1,250,000	Century Housing Corp., 4.00%, 11/1/21	1,292,748

Total Corporate Bonds		1,655,612

(Cost $1,620,000)

Shares
Investment Company — 2.56%
15,660,501	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	15,660,501

Total Investment Company		15,660,501

(Cost $15,660,501)

Total Investments		$596,694,219
(Cost $590,587,982) — 97.50%

Other assets in excess of liabilities — 2.50%		15,299,411

NET ASSETS — 100.00%		$611,993,630

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2019.

(f)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2019 (Unaudited)

Financial futures contracts as of June 30, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	15	September 2019	$(97,672)	USD	$2,663,438	Barclays Capital Group
Total			$(97,672)

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

June 30, 2019 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 45.24%
Fannie Mae — 27.53%
$ 92,625	Pool #468942, 4.67%, 9/1/26	$104,193
130,487	Pool #471274, 2.86%, 5/1/22	133,007
92,392	Pool #AM4271, 4.41%, 9/1/28	103,588
146,692	Pool #AM4668, 3.76%, 11/1/23	155,674
138,076	Pool #AM4724, 3.95%, 11/1/25	150,433
50,000	Pool #AN0360, 3.95%, 12/1/45	54,963
94,893	Pool #AN1381, 2.56%, 8/1/26	96,319
50,000	Pool #AN6149, 3.14%, 7/1/32	51,613
97,637	Pool #AN7868, 3.06%, 12/1/27	101,814
97,763	Pool #AN8300, 3.03%, 2/1/30	101,430
98,822	Pool #AN8422, 3.71%, 4/1/33	107,568
100,000	Pool #AN8458, 2.97%, 2/1/25	103,511
247,197	Pool #AN9483, 3.43%, 6/1/28	264,019
86,803	Pool #BJ0657, 4.00%, 2/1/48	89,808
96,357	Pool #BJ2670, 4.00%, 4/1/48	99,694
96,101	Pool #BJ3178, 4.00%, 11/1/47	101,805
97,765	Pool #BJ3251, 4.00%, 1/1/48	101,803
97,745	Pool #BJ4987, 4.00%, 3/1/48	103,327
97,668	Pool #BJ4993, 3.50%, 2/1/48	101,251
97,995	Pool #BJ5158, 4.00%, 4/1/48	101,388
97,752	Pool #BJ9439, 4.00%, 2/1/48	101,719
98,076	Pool #BJ9477, 4.00%, 4/1/48	102,763
148,533	Pool #BK7924, 4.00%, 11/1/48	153,676
99,513	Pool #BL1459, 3.84%, 2/1/29	109,157
250,000	Pool #BL1581, 3.89%, 2/1/29	275,176
400,000	Pool #BO1263, 3.50%, 6/1/49	411,536
87,374	Pool #CA1066, 4.00%, 1/1/48	90,982
96,122	Pool #CA1068, 3.50%, 1/1/48	98,918
148,633	Pool #CA2595, 4.50%, 11/1/48	155,350
147,842	Pool #CA2597, 4.00%, 11/1/48	152,961
148,681	Pool #CA2912, 4.00%, 12/1/48	155,087
298,435	Pool #CA3132, 4.00%, 2/1/49	308,768
298,459	Pool #CA3174, 4.00%, 2/1/49	309,072
466,035	Pool #CA3405, 3.50%, 4/1/49	477,865
579,733	Pool #CA3451, 3.50%, 5/1/49	592,956
617,693	Pool #CA3456, 3.50%, 5/1/49	631,782

		6,354,976

Freddie Mac — 16.06%
246,437	(LIBOR USD 1-Month + 0.540%), 2.97%, 12/25/28(a)	246,899
148,455	Pool #Q59453, 4.00%, 11/1/48	153,648
97,900	Pool #V84044, 4.00%, 1/1/48	102,007
98,463	Pool #V84506, 4.00%, 7/1/48	101,931
98,834	Pool #V84836, 4.00%, 11/1/48	102,484
198,868	Pool #V85041, 4.50%, 1/1/49	208,753
298,073	Pool #V85181, 4.00%, 2/1/49	309,132

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$298,362	Pool #V85264, 3.50%, 3/1/49	$305,500
298,565	Pool #V85351, 4.00%, 3/1/49	309,642
452,717	Pool #V85365, 3.50%, 4/1/49	463,547
427,373	Pool #V85381, 3.50%, 4/1/49	437,381
398,731	Pool #V85445, 3.50%, 4/1/49	408,269
93,017	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	95,966
95,453	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	98,906
95,901	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(b)	100,574
249,353	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	261,044

		3,705,683

Ginnie Mae — 1.65%
97,393	Pool #BB3740, 4.00%, 11/15/47	102,064
97,976	Pool #BE3008, 4.00%, 4/20/48	102,780
84,158	Series 2018-2, Class AD, 2.40%, 3/16/59	83,522
92,336	Series 2018-26, Class AD, 2.50%, 3/16/52	92,237

		380,603

Total U.S. Government Agency Backed Mortgages		10,441,262

(Cost $10,238,537)

Corporate Bonds — 19.17%
Communications — 1.53%
150,000	Verizon Communications, Inc., 3.88%, 2/8/29	160,873
175,000	Vodafone Group Plc, 5.25%, 5/30/48	192,783

		353,656

Consumer, Cyclical — 0.86%
200,000	Starbucks Corp., 2.45%, 6/15/26	197,870

Consumer, Non-cyclical — 9.88%
275,000	Amgen, Inc., 3.20%, 11/2/27	281,719
350,000	Becton Dickinson and Co., 3.36%, 6/6/24	361,232
50,000	Bristol-Myers Squibb Co., 3.20%, 6/15/26(c)	51,960
50,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49(c)	55,252
100,000	Celgene Corp., 3.25%, 8/15/22	102,632
150,000	EMD Finance LLC, 2.95%, 3/19/22(c)	151,218
150,000	EMD Finance LLC, 3.25%, 3/19/25(c)	153,114
150,000	GlaxoSmithKline Capital Plc, 2.88%, 6/1/22	152,645
225,000	GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	234,087
150,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	162,299
250,000	Medtronic, Inc., 3.50%, 3/15/25	264,877

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 200,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	$201,631
100,000	Trinity Health Corp., 4.13%, 12/1/45	108,601

		2,281,267

Financial — 1.99%
250,000	Century Housing Corp., 4.00%, 11/1/21	258,550
200,000	Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	201,309

		459,859

Technology — 0.89%
200,000	Apple, Inc., 2.85%, 2/23/23	204,910

Utilities — 4.02%
250,000	Avangrid, Inc., 3.15%, 12/1/24	254,308
100,000	Avangrid, Inc., 3.80%, 6/1/29	104,640
150,000	MidAmerican Energy Co., 3.10%, 5/1/27	154,220
200,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	208,774
200,000	Xcel Energy, Inc., 3.30%, 6/1/25	206,265

		928,207

Total Corporate Bonds		4,425,769

(Cost $4,209,780)

U.S. Treasury Obligations — 15.42%
U.S. Treasury Bonds — 11.77%
150,000	2.50%, 2/15/45	149,438
1,030,000	3.00%, 8/15/48	1,129,620
930,000	3.50%, 2/15/39	1,104,375
50,000	5.25%, 2/15/29	64,203
200,000	5.38%, 2/15/31	268,563

		2,716,199

U.S. Treasury Notes — 3.65%
400,000	1.88%, 4/30/22	401,625
350,000	2.13%, 5/15/25	355,906
85,000	2.25%, 3/31/21	85,667

		843,198

Total U.S. Treasury Obligations		3,559,397

(Cost $3,326,091)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Municipal Bonds — 12.31%
California — 2.24%
$135,000	City & County of San Francisco Housing GO, 2.82%, 6/15/24	$139,232
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	101,931
100,000	City of Sunnyvale Wastewater Revenue Series A, 3.20%, 4/1/26	105,079
50,000	County of Alameda Housing GO, Series A, 2.56%, 8/1/20	50,213
100,000	San Francisco City & County Public Utilities Commission Wastewater Rev. Revenue, 5.40%, 10/1/28	121,202

		517,657

Colorado — 0.23%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	52,024

Connecticut — 0.65%
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	151,002

Georgia — 0.66%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	75,866
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	77,165

		153,031

Hawaii — 0.65%
150,000	City & County Honolulu Wastewater System Revenue, Series A, 2.00%, 7/1/22	149,384

Iowa — 0.46%
100,000	Northeast Iowa Community College GO, Series N, 3.45%, 6/1/26, Callable 6/1/24 @ 100	105,383

Michigan — 0.42%
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	96,522

Missouri — 0.45%
100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Direct Deposit)	102,911

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
New Jersey — 1.13%
$150,000	Mercer County Improvement Authority Revenue, Series A, 4.90%, 9/15/27, (Credit Support: County Guaranteed), Callable 9/15/21 @ 100	$157,936
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	102,794

		260,730

Ohio — 0.60%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	138,115

Oregon — 0.40%
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	92,206

Pennsylvania — 1.32%
185,000	City of Philadelphia Water & Wastewater Revenue Revenue, Series A, 3.55%, 10/1/28	195,606
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	109,186

		304,792

Rhode Island — 1.33%
150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	151,314
150,000	State of Rhode Island GO, Series B, 3.00%, 5/1/23	155,952

		307,266

Texas — 0.67%
150,000	State of Texas GO, Series B, 3.13%, 8/1/22	154,573

Vermont — 0.45%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	104,564

Virginia — 0.65%
150,000	Loudoun County Economic Development Authority Revenue, Series B, 2.05%, 12/1/22	150,442

Total Municipal Bonds		2,840,602

(Cost $2,757,605)

U.S. Government Agency Obligations — 3.28%
Small Business Administration — 3.28%
84,946	(Prime Index - 2.500%), 3.00%, 2/25/28(d)	84,870
111,790	(Prime Index - 2.500%), 3.00%, 4/25/44(d)	111,934
96,518	(Prime Index - 0.675%), 4.83%, 9/25/43(d)	103,317
150,000	(TBA), 5.83%, 9/1/44(e)	171,243
92,703	(Prime Index + 0.632%), 6.13%, 3/25/43(d)	103,931

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 78,073	(Prime Index + 0.700%), 6.20%, 2/25/28(d)	$ 83,983
88,443	(Prime Index + 0.980%), 6.48%, 11/25/28(d)	96,978
		756,256

Total U.S. Government Agency Obligations		756,256
(Cost $760,932)

Foreign Government Bonds — 2.66%
Luxembourg — 2.66%
300,000	European Investment Bank, 2.13%, 4/13/26	303,473
300,000	European Investment Bank, 2.50%, 10/15/24	309,576
		613,049

Total Foreign Government Bonds		613,049
(Cost $585,767)

Asset Backed Securities — 0.43%
100,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(c)	100,131

Total Asset Backed Securities		100,131
(Cost $100,000)

Shares
Investment Company — 3.82%
880,378	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	880,378

Total Investment Company		880,378

(Cost $880,378)

Total Investments		$23,616,844
(Cost $22,859,090) — 102.33%

Liabilities in excess of other assets — (2.33)%		(537,062)

NET ASSETS — 100.00%		$23,079,782

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

June 30, 2019 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2019.

(e)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(f)	Affiliated investment.

Financial futures contracts as of June 30, 2019:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Thirty Year Ultra U.S. Treasury Bonds	1	September 2019	$ 2,309	USD	$177,563	Barclays Capital Group
Two Year U.S. Treasury Note	7	September 2019	8,402	USD	1,506,258	Barclays Capital Group
Total			$10,711

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	2	September 2019	$ (475)	USD	$236,313	Barclays Capital Group
Ten Year Ultra U.S. Treasury Bonds	5	September 2019	(11,343)	USD	690,625	Barclays Capital Group
Total			$(11,818)

Abbreviations used are defined below:

GO - General Obligations

LIBOR - London Interbank Offered Rate

TBA - To-be-announced

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

June 30, 2019 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 73.64%
Angola —1.54%
$300,000	Angolan Government International Bond, 9.38%, 5/8/48	$330,903

Argentina — 5.37%
604,684	Argentine Republic Government International Bond, STEP, 3.75%, 12/31/38	352,531
25,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	21,063
170,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	149,502
682,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	507,635
150,000	Provincia de Buenos Aires/Argentina, 6.50%, 2/15/23	125,007

		1,155,738

Azerbaijan — 0.66%
150,000	Republic of Azerbaijan International Bond, 3.50%, 9/1/32	141,587

Bahamas — 0.99%
200,000	Bahamas Government International Bond, 6.00%, 11/21/28	213,584

Bahrain — 1.22%
285,000	Bahrain Government International Bond, 6.00%, 9/19/44	262,200

Belarus — 1.00%
200,000	Republic of Belarus International Bond, 6.88%, 2/28/23	215,156

Brazil — 1.42%
310,000	Brazilian Government International Bond, 5.00%, 1/27/45	306,042

Cameroon — 2.02%
400,000	Republic of Cameroon International Bond, 9.50%, 11/19/25	434,097

Colombia — 1.46%
285,000	Colombia Government International Bond, 5.00%, 6/15/45	314,899

Costa Rica — 0.80%
200,000	Costa Rica Government International Bond, 5.63%, 4/30/43	173,229

Dominican Republic — 3.37%
205,000	Dominican Republic International Bond, 5.50%, 1/27/25	218,201
230,000	Dominican Republic International Bond, 6.40%, 6/5/49	241,013
250,000	Dominican Republic International Bond, 6.50%, 2/15/48	264,929

		724,143

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Ecuador — 5.41%
$ 500,000	Ecuador Government International Bond, 7.88%, 1/23/28	$495,503
200,000	Ecuador Government International Bond, 7.95%, 6/20/24	209,932
200,000	Ecuador Government International Bond, 8.88%, 10/23/27	208,510
220,000	Ecuador Government International Bond, 10.75%, 1/31/29	248,593

		1,162,538

Egypt — 7.57%
200,000	Egypt Government International Bond, 5.58%, 2/21/23	203,419
205,000	Egypt Government International Bond, 6.20%, 3/1/24	213,821
200,000	Egypt Government International Bond, 6.59%, 2/21/28	201,735
250,000	Egypt Government International Bond, 7.60%, 3/1/29	264,337
200,000	Egypt Government International Bond, 8.70%, 3/1/49	214,678
9,254,318(a)	Egypt Treasury Bond, 0.00%, 10/8/19(b)	529,034

		1,627,024

Ghana — 1.91%
200,000	Ghana Government International Bond, 8.13%, 3/26/32	203,304
200,000	Ghana Government International Bond, 8.95%, 3/26/51	206,892

		410,196

Guatemala — 0.97%
200,000	Guatemala Government Bond, 6.13%, 6/1/50	209,500

Honduras — 0.75%
150,000	Honduras Government International Bond, 6.25%, 1/19/27	161,644

Indonesia — 4.25%
200,000	Indonesia Government International Bond, MTN, 3.85%, 7/18/27	207,035
200,000	Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24	207,168
465,000	Perusahaan Penerbit SBSN Indonesia III, 4.45%, 2/20/29	499,213

		913,416

Kenya — 0.98%
200,000	Kenya Government International Bond, 8.00%, 5/22/32	210,949

Lebanon — 1.42%
20,000	Lebanon Government International Bond, GMTN, 6.60%, 11/27/26	15,876
60,000	Lebanon Government International Bond, GMTN, 6.65%, 11/3/28	47,317
151,000	Lebanon Government International Bond, GMTN, 6.65%, 2/26/30	116,529
26,000	Lebanon Government International Bond, 7.00%, 4/22/31	19,965

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 69,000	Lebanon Government International Bond, GMTN, 7.05%, 11/2/35	$52,554
70,000	Lebanon Government International Bond, 7.25%, 3/23/37	54,140

		306,381

Mexico — 1.98%
120,000(c)	Mexico Government International Bond, 2.88%, 4/8/39	142,415
265,000	Mexico Government International Bond, 4.50%, 4/22/29	284,221

		426,636

Nigeria — 5.15%
200,000	Nigeria Government International Bond, 7.14%, 2/23/30	202,346
225,000	Nigeria Government International Bond, 7.63%, 11/21/25	245,782
200,000	Nigeria Government International Bond, 7.70%, 2/23/38	202,953
200,000	Nigeria Government International Bond, 9.25%, 1/21/49	226,336
90,000,000(a)	Nigeria OMO Bill, 0.00%, 2/27/20(b)	229,963

		1,107,380

Oman — 1.43%
355,000	Oman Government International Bond, 6.50%, 3/8/47	307,653

Panama — 1.14%
240,000	Panama Notas del Tesoro, 3.75%, 4/17/26	246,360

Paraguay — 1.03%
200,000	Paraguay Government International Bond, 5.40%, 3/30/50	221,574

Peru — 0.89%
190,000	Peruvian Government International Bond, 2.84%, 6/20/30	190,950

Qatar — 1.87%
350,000	Qatar Government International Bond, 4.82%, 3/14/49	401,621

Romania — 1.39%
90,000(c)	Romanian Government International Bond, 3.38%, 2/8/38	110,334
150,000(c)	Romanian Government International Bond, 3.50%, 4/3/34	187,863

		298,197

Russia — 5.04%
200,000	Russian Foreign Bond - Eurobond, 4.25%, 6/23/27	206,560
200,000	Russian Foreign Bond - Eurobond, 4.38%, 3/21/29	207,594
400,000	Russian Foreign Bond - Eurobond, 5.10%, 3/28/35	434,645
200,000	Russian Foreign Bond - Eurobond, 5.63%, 4/4/42	234,443

		1,083,242

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Sri Lanka — 1.91%
$ 200,000	Sri Lanka Government International Bond, 6.85%, 3/14/24	$204,251
200,000	Sri Lanka Government International Bond, 7.85%, 3/14/29	206,740

		410,991

Tunisia — 3.13%
100,000(c)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	112,999
600,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	559,461

		672,460

Turkey — 0.78%
200,000	Turkey Government International Bond, 5.75%, 5/11/47	167,939

Ukraine — 2.78%
560,000	Ukraine Government International Bond, 0.00%, 5/31/40(d)	400,221
200,000	Ukraine Government International Bond, 7.38%, 9/25/32	196,679

		596,900

Uzbekistan — 1.00%
205,000	Republic of Uzbekistan Bond, 4.75%, 2/20/24	214,253

Venezuela — 0.42%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(e)	21,887
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(e)	19,742
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(e)	48,450

		90,079

Zambia — 0.59%
189,000	Zambia Government International Bond, 8.97%, 7/30/27	126,780

Total Foreign Government Bonds		15,836,241

(Cost $15,159,424)

Corporate Bonds — 22.10%
Argentina — 0.68%
200,000	Agua y Saneamientos Argentinos SA, 6.63%, 2/1/23	147,687

Azerbaijan — 1.08%
200,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	232,298

Brazil — 3.73%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24	229,600
175,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	182,219
220,000	Petrobras Global Finance BV, 6.90%, 3/19/49	234,473
135,000	Petrobras Global Finance BV, 7.38%, 1/17/27	155,385

		801,677

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
China — 5.90%
$200,000	Bank of China Ltd., 5.00%, 11/13/24	$215,675
200,000	China Minmetals Corp., 4.45%, 11/13/67(f)	201,954
200,000	CNAC HK Finbridge Co. Ltd., 3.38%, 6/19/24	200,013
220,000	CNAC HK Finbridge Co. Ltd., 3.88%, 6/19/29	220,909
200,000	CNAC HK Finbridge Co. Ltd., 5.13%, 3/14/28	220,980
200,000	Tencent Holdings Ltd., 3.98%, 4/11/29	208,723

		1,268,254

Colombia — 0.69%
135,000	Ecopetrol SA, 5.88%, 5/28/45	149,186

Ecuador — 0.92%
200,000	Petroamazonas EP, 4.63%, 11/6/20	198,000

Indonesia — 1.20%
254,000	Minejesa Capital BV, 4.63%, 8/10/30	257,493

Israel — 0.99%
154,758	Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23(g)	160,120
50,242	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(g)	52,213

		212,333

Kazakhstan — 2.08%
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	221,300
200,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47	226,204

		447,504

Mexico — 1.25%
76,000	Petroleos Mexicanos, 5.50%, 6/27/44	60,857
103,000	Petroleos Mexicanos, 5.63%, 1/23/46	82,967
145,000	Petroleos Mexicanos, 6.35%, 2/12/48	124,555

		268,379

Mongolia — 0.96%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	207,749

South Africa — 1.03%
205,000	Eskom Holdings SOC Ltd., MTN, 6.35%, 8/10/28	221,828

Ukraine — 0.39%
80,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23	83,372

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Venezuela — 1.20%
$173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(e)	$31,245
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20	226,200

		257,445

Total Corporate Bonds		4,753,205

(Cost $4,636,219)
Contracts
Call Option Purchased — 0.01%
180,000	CALL USDBRL, Strike Price USD 4.1, Expires 06/7/19, Notional Amount $180,000	1,297

Total Call Option Purchased		1,297

(Cost $2,040)

Total Investments		$20,590,743
(Cost $19,797,683) — 95.75%

Other assets in excess of liabilities — 4.25%		914,480

NET ASSETS — 100.00%		$21,505,223

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(b)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(c)	Principal amount denoted in Euros.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(g)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Foreign currency exchange contracts as of June 30, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
ARS	9,877,100	USD	215,000	Citibank N.A.	7/25/19	$ 7,656
ARS	4,495,000	USD	100,000	Citibank N.A.	7/25/19	1,329
BRL	851,400	USD	220,000	Citibank N.A.	8/2/19	987
CLP	50,878,654	USD	72,952	Citibank N.A.	9/26/19	2,165
CLP	99,204,306	USD	141,761	Citibank N.A.	9/26/19	4,703

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	22,100,045	USD	313,881	Citibank N.A.	9/26/19	$ 2,761
ZAR	2,429,470	USD	170,000	Citibank N.A.	9/26/19	527
						$ 20,128

EUR	67,780	CZK	1,747,746	Citibank N.A.	9/26/19	$ (629)
EUR	114,578	CZK	2,954,005	Citibank N.A.	9/26/19	(1,043)
EUR	191,370	RON	912,976	Citibank N.A.	9/26/19	(190)
EUR	90,000	USD	103,234	Citibank N.A.	9/26/19	(160)
MXN	4,039,478	USD	209,517	Citibank N.A.	9/26/19	(2,245)
MXN	2,043,562	USD	106,275	Citibank N.A.	9/26/19	(1,417)
MXN	2,008,411	USD	104,209	Citibank N.A.	9/26/19	(1,154)
TRY	1,334,593	USD	222,000	Citibank N.A.	9/26/19	(2,293)
USD	113,852	EUR	100,000	Citibank N.A.	9/26/19	(675)
USD	560,342	EUR	492,177	Citibank N.A.	9/26/19	(3,330)
USD	19,237	INR	1,358,920	Citibank N.A.	9/26/19	(233)
USD	85,763	INR	6,055,746	Citibank N.A.	9/26/19	(1,001)
USD	169,452	THB	5,298,119	Citibank N.A.	9/26/19	(3,678)
USD	50,243	THB	1,569,355	Citibank N.A.	9/26/19	(1,039)
USD	108,000	TRY	670,950	Citibank N.A.	9/26/19	(2,455)
USD	48,680	ZAR	724,771	Citibank N.A.	9/26/19	(2,193)
USD	8,146	ZAR	118,160	Citibank N.A.	9/26/19	(147)
USD	8,680	ZAR	125,706	Citibank N.A.	9/26/19	(144)
USD	8,624	ZAR	124,995	Citibank N.A.	9/26/19	(150)
USD	8,624	ZAR	124,956	Citibank N.A.	9/26/19	(147)
USD	17,247	ZAR	249,811	Citibank N.A.	9/26/19	(287)
USD	220,000	ZAR	3,311,748	Citibank N.A.	9/26/19	(12,455)
USD	25,160	ZAR	370,346	Citibank N.A.	9/26/19	(835)
USD	598,507	OMR	232,240	Citibank N.A.	11/6/19	(3,032)
USD	80,000	OMR	31,035	Citibank N.A.	11/6/19	(386)
						$(41,318)

Total						$(21,190)

Interest rate swaps as of June 30, 2019:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
8.75%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	11/23/20	MXN 24,450(a)	$17,652
7.41%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	9/19/24	MXN 4,820(a)	2,212

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2019 (Unaudited)

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
8.09%	MXN-TIIE-Banxico	Expiration	Citigroup Global Markets, Inc.	5/11/29	MXN	1,181(a)	$ 2,315
3.02%	USD-LCH	Expiration	Citigroup Global Markets, Inc.	11/28/23	USD	204(a)	12,672
							$34,851
3.28%	SAR-TIIE-Banxico	Expiration	Morgan Stanley & Co. International Plc	2/26/24	SAR	774	(9,714)

Total							$25,137

(a)	The Counterparty pays the fixed rate on these swaps.

Credit default swaps buy protection as of June 30, 2019:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Mexio Government International Bond	Quarterly	Barclays Bank Plc	6/20/24	USD 780	$13,462	$ (9,656)	$3,806
1.00%	Brazil Government International Bond	Quarterly	Barclays Bank Plc	6/20/24	USD 240	7,403	(1,921)	5,482
1.00%	Brazil Government International Bond	Quarterly	Barclays Bank Plc	6/20/24	USD 200	6,426	(1,858)	4,568
1.00%	Brazil Government International Bond	Quarterly	Barclays Bank Plc	6/20/24	USD 200	6,601	(2,032)	4,568
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank Plc	6/20/24	USD 260	37,410	(4,544)	32,866
1.00%	Mexio Government International Bond	Quarterly	Barclays Bank Plc	6/20/24	USD 100	546	(59)	488
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank Plc	6/20/21	USD 215	14,765	(5,857)	8,907

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2019 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
5.00%	Markit iTraxx Xovers, Series 31	Quarterly	Citigroup Global Markets, Inc.	6/20/24	EUR 920	(103,218)	(16,911)	(120,129)
1.00%	Saudi Arabian Government International Bond	Quarterly	Morgan Stanley & Co. International Plc	6/20/24	USD 378	(1,741)	(1,571)	(3,312)
1.00%	Saudi Arabian Government International Bond	Quarterly	Morgan Stanley & Co. International Plc	6/20/24	USD 266	(1,102)	(1,228)	(2,330)
1.00%	Saudi Arabian Government International Bond	Quarterly	Morgan Stanley & Co. International Plc	6/20/24	USD 133	(645)	(521)	(1,165)
1.00%	Saudi Arabian Government International Bond	Quarterly	Morgan Stanley & Co. International Plc	6/20/24	USD 62	(286)	(257)	(543)
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank Plc	12/20/21	USD 133	21,493	(5,299)	16,194
5.00%	Markit iTraxx Xovers, Series 31	Quarterly	Citigroup Global Markets, Inc.	6/20/24	EUR 400	(52,557)	327	(52,230)
1.00%	Mexio Government International Bond	Quarterly	Barclays Bank Plc	6/20/24	USD 475	2,317	1	2,318

Total						$(49,126)	$(51,386)	$(100,512)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2019 (Unaudited)

Abbreviations used are defined below:

ARS - Argentine pesos

BRL - Brazilian Real

CLP - Chilean Peso

CZK - Czech Koruna

EUR - Euro

GMTN - Global Medium Term Note

INR - Indian Rupee

MTN - Medium Term Note

MXN - Mexican Peso

OMR - Omani Rial

RON - Romanian Leu

SAR - Saudi Arabian Riyal

STEP - Step Coupon Bond

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	73.64%
Energy	10.87%
Utilities	3.98%
Basic Materials	3.93%
Financial	2.35%
Communications	0.97%
Other	4.26%
100.00%

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

June 30, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 94.03%
Australia — 1.11%
$ 195,000	Mineral Resources Ltd., 8.13%, 5/1/27(a)	$203,044
215,326	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	140,220
179,808	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	179,808

		523,072

Canada — 3.75%
227,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	231,043
307,000(d)	Entertainment One Ltd., 4.63%, 7/15/26(a)	400,902
200,000	Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)	206,188
433,000	Norbord, Inc., 5.75%, 7/15/27(a)	437,330
277,000	Parkland Fuel Corp., 5.88%, 7/15/27(a)	281,418
192,000	Telesat Canada / Telesat LLC, 8.88%, 11/15/24(a)	208,277

		1,765,158

China — 1.14%
567,000	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(a)	538,650

France — 0.45%
201,000	Altice France SA/France, 8.13%, 2/1/27(a)	211,258

Italy — 1.74%
300,000	Intesa Sanpaolo SpA, 7.70%, 3/17/68(a),(e)	295,395
300,000	UniCredit SpA, 5.86%, 6/19/32(a),(e)	288,847
220,000	UniCredit SpA, 7.30%, 4/2/34(a),(e)	233,279

		817,521

Luxembourg — 4.29%
520,000	Altice Financing SA, 6.63%, 2/15/23(a)	533,000
270,000	Altice Finco SA, 7.63%, 2/15/25(a)	259,416
200,000	Altice Luxembourg SA, 7.63%, 2/15/25(a)	188,625
562,000	Altice Luxembourg SA, 10.50%, 5/15/27(a)	577,806
464,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24(a)	459,360

		2,018,207

Netherlands — 1.09%
169,000(f)	Summer Bidco Bv, 9.00%, 11/15/25(a)	200,124
130,000(f)	UPC Holding BV, 3.88%, 6/15/29	155,340
130,000(f)	UPCB Finance VII Ltd., 3.63%, 6/15/29	156,686

		512,150

Singapore — 1.49%
687,000	Avation Capital SA, MTN, 6.50%, 5/15/21(a)	702,457

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Switzerland — 0.69%
$300,000	Credit Suisse Group AG, 7.25%, 3/12/2168(e)	$322,500

United Arab Emirates — 0.93%
434,000	DAE Funding LLC, 4.00%, 8/1/20(a)	436,319

United Kingdom — 2.04%
200,000	Algeco Global Finance 2 Plc, 10.00%, 8/15/23(a)	202,588
280,000	Barclays Plc, 8.00%, 9/15/2167(e)	294,000
455,000	Virgin Media Secured Finance Plc, 5.50%, 5/15/29(a)	461,256

		957,844

United States — 75.31%
239,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 7.50%, 3/15/26(a)	255,244
460,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 5.75%, 3/15/25	464,203
460,000	Allison Transmission, Inc., 5.88%, 6/1/29(a)	484,288
500,000	AMC Entertainment Holdings, Inc., 6.13%, 5/15/27	446,901
600,000	American Axle & Manufacturing, Inc., 6.25%, 4/1/25	597,263
218,000	Ascend Learning LLC, 6.88%, 8/1/25(a)	221,711
216,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	217,620
184,000	Banff Merger Sub, Inc., 9.75%, 9/1/26(a)	159,607
621,000	Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	683,686
167,000	Berry Global Escrow Corp., 5.63%, 7/15/27(a)	173,614
881,000	Berry Global, Inc., 5.13%, 7/15/23	900,772
252,000	Blackboard, Inc., 9.75%, 10/15/21(a)	243,188
204,000	Broadcom, Inc., 4.75%, 4/15/29(a)	209,244
659,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 5/15/26(a)	678,770
138,000	Bruin E&P Partners LLC, 8.88%, 8/1/23(a)	117,765
489,000	Builders FirstSource, Inc., 6.75%, 6/1/27(a)	517,153
581,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	580,923
212,000	Carvana Co., 8.88%, 10/1/23(a)	214,076
697,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 6/1/29(a)	719,727
500,000	CenturyLink, Inc., 5.63%, 4/1/25	509,064
600,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	603,464
213,000	CenturyLink, Inc., Series S, 6.45%, 6/15/21	224,995
649,000	Churchill Downs, Inc., 5.50%, 4/1/27(a)	680,323
426,000	Cinemark USA, Inc., 4.88%, 6/1/23	432,531
201,000	CSC Holdings LLC, 6.50%, 2/1/29(a)	219,041
592,000	CSC Holdings LLC, 10.88%, 10/15/25(a)	678,265
242,000	Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(a)	241,534
106,000	Dell International LLC / EMC Corp., 5.88%, 6/15/21(a)	107,683
450,000	EMC Corp., 2.65%, 6/1/20	447,074

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$131,000	Energy Ventures Gom LLC / EnVen Finance Corp., 11.00%, 2/15/23(a)	$141,944
228,000	EnLink Midstream LLC, 5.38%, 6/1/29	233,990
472,000	Entercom Media Corp., 6.50%, 5/1/27(a)	490,856
450,000	Equinix, Inc., 5.38%, 1/1/22	461,864
600,000	Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(a)	623,609
173,000	Freedom Mortgage Corp., 8.25%, 4/15/25(a)	149,071
127,000	Frontier Communications Corp., 6.25%, 9/15/21	81,425
425,000	Frontier Communications Corp., 8.00%, 4/1/27(a)	442,439
236,000	Frontier Communications Corp., 8.50%, 4/1/26(a)	229,139
33,000	FTS International, Inc., 6.25%, 5/1/22	30,752
342,000	Goldman Sachs Group, Inc. (The), Series Q, 5.50%, 2/10/68(e)	351,122
124,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 3.884%), Series L, 6.43%, 11/10/67(g)	123,851
542,000	Gray Television, Inc., 7.00%, 5/15/27(a)	587,685
431,000	HCA Healthcare, Inc., 6.25%, 2/15/21	451,149
595,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	598,652
300,000	International Game Technology Plc, 6.25%, 1/15/27(a)	328,125
383,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.50%, 8/15/21(a)	393,740
646,000	Iron Mountain, Inc., 4.38%, 6/1/21(a)	652,711
409,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 3.470%), Series I, 6.05%, 10/30/67(g)	409,055
317,000	KB Home, 6.88%, 6/15/27	338,069
529,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	578,125
650,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	668,656
505,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	517,340
217,000	Match Group, Inc., 5.63%, 2/15/29(a)	228,936
500,000	MGM Resorts International, 5.25%, 3/31/20	508,403
200,000	MGM Resorts International, 5.75%, 6/15/25	216,283
634,000	Momentive Performance Materials, Inc Escrow Bond, 8.88%, 10/15/20(b),(c),(h)	—
495,000	Nexstar Escrow, Inc., 5.63%, 7/15/27(a)	506,987
225,000	NuStar Logistics LP, 6.00%, 6/1/26	233,147
480,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(a)	490,846
560,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 5/15/27(a)	576,800
300,000	Post Holdings, Inc., 5.50%, 3/1/25(a)	310,241
343,000	Post Holdings, Inc., 5.50%, 12/15/29(a)	344,153
487,000	Realogy Group LLC / Realogy Co-Issuer Corp., 4.88%, 6/1/23(a)	438,188
214,000	Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	187,930
285,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(a)	302,886
520,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	544,628
538,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	541,731
413,000	SBA Communications Corp., 4.88%, 7/15/22	418,059
425,000	Scientific Games International, Inc., 8.25%, 3/15/26(a)	445,428
198,000	Scientific Games International, Inc., 10.00%, 12/1/22	208,208

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$269,000	Service Corp. International, 5.13%, 6/1/29	$283,435
200,000	Sinclair Television Group, Inc., 5.63%, 8/1/24(a)	205,379
176,000	Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	179,965
400,000	Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	402,017
480,000	Sirius XM Radio, Inc., 5.50%, 7/1/29(a)	492,150
184,000	Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(a)	199,378
74,000	Springleaf Finance Corp., 6.63%, 1/15/28	77,701
350,000	Springleaf Finance Corp., 6.88%, 3/15/25	383,531
94,000	Springleaf Finance Corp., 7.13%, 3/15/26	102,777
203,000	Sprint Capital Corp., 8.75%, 3/15/32	234,829
130,000	Sprint Corp., 7.25%, 9/15/21	138,219
150,000	Sprint Corp., 7.63%, 3/1/26	159,754
218,000	SS&C Technologies, Inc., 5.50%, 9/30/27(a)	226,414
218,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27(a)	237,862
459,000	Taylor Morrison Communities, Inc., 5.88%, 6/15/27(a)	467,237
500,000	Tenet Healthcare Corp., 4.75%, 6/1/20	504,934
214,000	Tenet Healthcare Corp., 6.25%, 2/1/27(a)	221,340
320,000	Tenet Healthcare Corp., 7.00%, 8/1/25	319,026
133,000	Tenet Healthcare Corp., 8.13%, 4/1/22	139,440
450,000	TransDigm, Inc., 6.25%, 3/15/26(a)	471,501
426,000	TransDigm, Inc., 7.50%, 3/15/27(a)	444,855
436,000	United Rentals North America, Inc., 5.25%, 1/15/30	448,417
160,000	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 9/1/27(a)	167,947
217,000	Verscend Escrow Corp., 9.75%, 8/15/26(a)	225,703
195,000	ViaSat, Inc., 5.63%, 4/15/27(a)	202,830
628,000	Wand Merger Corp., 9.13%, 7/15/26(a)	636,003
321,000	WeWork Cos, Inc., 7.88%, 5/1/25(a)	317,001
114,000	William Carter Co. (The), 5.63%, 3/15/27(a)	119,333

		35,424,930

Total Corporate Bonds		44,230,066

(Cost $43,237,145)

Shares
Common Stocks — 0.32%
Australia — 0.28%
113,862	Quintis Ltd.*,(b),(c)	129,803

United States — 0.04%
12,785	Valencia Bidco LLC(b),(c)	18,666

Total Common Stocks		148,469

(Cost $20,834)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Bank Loans — 0.03%
United States — 0.03%
$15,981	Vertellus Holdings LLC , 2nd Lien Term Loan, (LIBOR 1-Month + 12.000%), 12.00%, 10/29/21(b),(c),(g)	$15,981

Total Bank Loans		15,981
(Cost $15,981)

Shares
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	2

Total Rights/Warrants		2

(Cost $0)

Contracts
Put Option Purchased — 0.01%
9	S & P 500 Index, Strike Price USD 2,700.00, Expires 07/31/19, Notional Amount $2,430,000	5,265

Total Put Option Purchased		5,265

(Cost $39,810)

Shares
Investment Company — 4.97%
2,336,219	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	2,336,219

Total Investment Company		2,336,219

(Cost $2,336,219)

Total Investments		$46,736,002
(Cost $45,649,989) — 99.36%

Other assets in excess of liabilities — 0.64%		302,427

NET ASSETS — 100.00%		$47,038,429

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2019 (Unaudited)

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Principal amount denoted in British Pounds.

(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2019.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Affiliated investment.

Foreign currency exchange contracts as of June 30, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	493,900	GBP	386,000	Citibank N.A	9/26/19	$ 1,729

USD	86,235	CAD	113,736	Citibank N.A	9/26/19	(756)
USD	1,169,046	EUR	1,028,000	Citibank N.A	9/26/19	(8,287)

						$(9,043)
Total						$(7,314)

Options written as of June 30, 2019:

Contracts	Put Options	Notional Amount		Value
(9)	S & P 500 Index, Strike Price USD 2,600.00, Expires 07/31/19	USD	(2,340,000)	$(2,970)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2019 (Unaudited)

Financial futures contracts as of June 30, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Euro Bund	1	September 2019	$(1,985)	EUR	$172,740	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Note	1	September 2019	(1,955)	USD	127,969	Citigroup Global Markets, Inc.
Thirty Year U.S. Treasury Bond	1	September 2019	(3,314)	USD	155,594	Citigroup Global Markets, Inc.

Total			$(7,254)

Credit default swaps buy protection as of June 30, 2019:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Depreciation	Value
5.00%	Teck Resources Ltd.	Quarterly	Citigroup Global Markets, Inc	6/20/24	USD 290	$(52,580)	$(2,688)	$(55,268)

Total						$(52,580)	$(2,688)	$(55,268)

Abbreviations used are defined below:

CAD - Canadian Dollar

EUR - Euro

GBP - United Kingdom Pound Sterling

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Communications	23.31%
Financial	18.18%
Consumer, Cyclical	16.80%
Consumer, Non-cyclical	13.60%
Industrial	6.70%
Unknown SOI_Bloomberg Sector	6.35%
Technology	3.85%
Basic Materials	3.10%
Energy	2.49%
Other	5.62%
100.00%

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund

June 30, 2019 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 40.04%
Angola — 0.29%
$ 200,000	Angolan Government International Bond, 9.38%, 5/8/48	$220,602

Argentina — 1.43%
3,083,444(a)	Argentine Bonos del Tesoro, 18.20%, 10/3/21	53,715
434,683	Argentine Republic Government International Bond, STEP, 3.75%, 12/31/38(b)	253,420
125,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	105,315
100,000	Argentine Republic Government International Bond, 5.88%, 1/11/28	76,128
403,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	299,966
84,000	Argentine Republic Government International Bond, 7.13%, 6/28/2117	63,150
91,132	Argentine Republic Government International Bond, 8.28%, 12/31/33	75,412
180,000	Province of Jujuy Argentina, 8.63%, 9/20/22	129,397
50,000	Provincia de Buenos Aires/Argentina, 6.50%, 2/15/23	41,669

		1,098,172

Azerbaijan — 0.20%
165,000	Republic of Azerbaijan International Bond, 3.50%, 9/1/32	155,746

Bahamas — 0.30%
213,000	Bahamas Government International Bond, 6.00%, 11/21/28	227,467

Bahrain — 0.24%
200,000	Bahrain Government International Bond, 6.00%, 9/19/44	184,000

Belarus — 0.28%
200,000	Republic of Belarus International Bond, 6.88%, 2/28/23	215,156

Brazil — 1.48%
2,451,000(a)	Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/23	701,006
782,000(a)	Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/27	233,130
200,000	Brazilian Government International Bond, 5.00%, 1/27/45	197,446

		1,131,582

Cameroon — 0.40%
285,000	Republic of Cameroon International Bond, 9.50%, 11/19/25	309,294

Chile — 0.24%
105,000,000(a)	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/1/35	181,559

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Colombia — 1.26%
$ 205,000	Colombia Government International Bond, 5.00%, 6/15/45	$226,506
789,300,000(a)	Colombian TES, 6.00%, 4/28/28	246,548
864,700,000(a)	Colombian TES, 7.00%, 6/30/32	284,903
593,200,000(a)	Colombian TES, 7.50%, 8/26/26	203,986

		961,943

Dominican Republic — 0.92%
150,000	Dominican Republic International Bond, 5.50%, 1/27/25	159,659
150,000	Dominican Republic International Bond, 5.88%, 4/18/24	160,592
215,000	Dominican Republic International Bond, 6.40%, 6/5/49	225,294
150,000	Dominican Republic International Bond, 6.50%, 2/15/48	158,958

		704,503

Ecuador — 1.17%
223,000	Ecuador Government International Bond, 7.88%, 1/23/28	220,994
228,000	Ecuador Government International Bond, 7.95%, 6/20/24	239,322
200,000	Ecuador Government International Bond, 8.88%, 10/23/27	208,510
200,000	Ecuador Government International Bond, 10.75%, 1/31/29	225,994

		894,820

Egypt — 2.03%
400,000	Egypt Government International Bond, 5.58%, 2/21/23	406,837
200,000	Egypt Government International Bond, MTN, 6.13%, 1/31/22	206,381
215,000	Egypt Government International Bond, 6.20%, 3/1/24	224,251
200,000	Egypt Government International Bond, 7.60%, 3/1/29	211,470
200,000	Egypt Government International Bond, 8.70%, 3/1/49	214,678
2,400,000(a)	Egypt Treasury Bond, 0.00%, 7/5/19(c)	143,756
2,475,000(a)	Egypt Treasury Bond, 0.00%, 7/23/19(c)	146,776

		1,554,149

Ghana — 0.27%
200,000	Ghana Government International Bond, 8.95%, 3/26/51	206,892

Greece — 4.71%
571,965(d)	Hellenic Republic Government Bond, 3.75%, 1/30/28	723,140
477,633(d)	Hellenic Republic Government Bond, 3.90%, 1/30/33	609,703
1,770,000(d)	Hellenic Republic Government Bond, 4.00%, 1/30/37	2,276,769

		3,609,612

Guatemala — 0.27%
200,000	Guatemala Government Bond, 6.13%, 6/1/50	209,500

Hungary — 0.66%
61,740,000(a)	Hungary Government Bond, 1.75%, 10/26/22	222,936
75,320,000(a)	Hungary Government Bond, 3.00%, 10/27/27	280,694

		503,630

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Indonesia — 1.95%
421,000,000(a)	Indonesia Treasury Bond, 7.00%, 5/15/27	$29,184
5,139,000,000(a)	Indonesia Treasury Bond, 7.50%, 5/15/38	350,514
1,891,000,000(a)	Indonesia Treasury Bond, 8.25%, 5/15/29	141,425
3,273,000,000(a)	Indonesia Treasury Bond, 8.25%, 5/15/36	240,004
1,047,000,000(a)	Indonesia Treasury Bond, 8.38%, 3/15/24	78,292
1,246,000,000(a)	Indonesia Treasury Bond, 8.75%, 5/15/31	94,446
1,814,000,000(a)	Indonesia Treasury Bond, 9.00%, 3/15/29	140,457
$ 200,000	Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24	207,168
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.45%, 2/20/29	214,715

		1,496,205

Italy — 2.98%
1,730,000(d)	Italy Buoni Poliennali Del Tesoro, 3.85%, 9/1/49	2,277,743

Lebanon — 0.28%
9,000	Lebanon Government International Bond, GMTN, 6.60%, 11/27/26	7,144
40,000	Lebanon Government International Bond, GMTN, 6.65%, 11/3/28	31,544
114,000	Lebanon Government International Bond, GMTN, 6.65%, 2/26/30	87,976
16,000	Lebanon Government International Bond, 7.00%, 4/22/31	12,286
46,000	Lebanon Government International Bond, GMTN, 7.05%, 11/2/35	35,036
51,000	Lebanon Government International Bond, 7.25%, 3/23/37	39,445

		213,431

Malaysia — 1.33%
1,240,000(a)	Malaysia Government Bond, 3.76%, 4/20/23	303,650
102,000(a)	Malaysia Government Bond, 3.84%, 4/15/33	24,395
255,000(a)	Malaysia Government Bond, 3.88%, 3/10/22	62,584
2,191,000(a)	Malaysia Government Bond, 3.88%, 3/14/25	539,289
365,000(a)	Malaysia Government Bond, 3.96%, 9/15/25	90,287

		1,020,205

Mexico — 2.90%
17,380,000(a)	Mexican Bonos, 7.50%, 6/3/27	903,635
6,540,000(a)	Mexican Bonos, 7.75%, 11/13/42	338,194
14,500,000(a)	Mexican Bonos, 10.00%, 12/5/24	842,250
115,000(d)	Mexico Government International Bond, 2.88%, 4/8/39	136,481

		2,220,560

Mongolia — 0.29%
200,000	Mongolia Government International Bond, MTN, 10.88%, 4/6/21	222,342

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Nigeria —1.27%
$ 200,000	Nigeria Government International Bond, 6.75%, 1/28/21	$208,919
200,000	Nigeria Government International Bond, 7.63%, 11/21/25	218,473
200,000	Nigeria Government International Bond, 8.75%, 1/21/31	222,760
200,000	Nigeria Government International Bond, 9.25%, 1/21/49	226,336
34,316,000(a)	Nigeria OMO Bill, 0.00%, 9/26/19(e)	92,638

		969,126

Oman — 0.23%
200,000	Oman Government International Bond, 6.75%, 1/17/48	176,697

Panama — 0.24%
175,000	Panama Notas del Tesoro, 3.75%, 4/17/26	179,637

Paraguay — 0.29%
200,000	Paraguay Government International Bond, 5.40%, 3/30/50	221,574

Peru — 0.80%
781,000(a)	Peru Government Bond, 6.15%, 8/12/32	260,595
135,000	Peruvian Government International Bond, 2.84%, 6/20/30	135,675
480,000(a)	Peruvian Government International Bond, 6.35%, 8/12/28	163,769
84,000(a)	Peruvian Government International Bond, 6.95%, 8/12/31	29,936
52,000(a)	Peruvian Government International Bond, 8.20%, 8/12/26	19,650

		609,625

Poland — 1.76%
2,836,000(a)	Republic of Poland Government Bond, 2.25%, 4/25/22	770,592
859,000(a)	Republic of Poland Government Bond, 2.50%, 7/25/27	232,957
1,220,000(a)	Republic of Poland Government Bond, 3.25%, 7/25/25	347,121

		1,350,670

Qatar — 0.36%
240,000	Qatar Government International Bond, 4.82%, 3/14/49	275,397

Romania — 0.68%
425,000(a)	Romania Government Bond, 4.75%, 2/24/25	104,473
480,000(a)	Romania Government Bond, 5.80%, 7/26/27	125,419
129,000(d)	Romanian Government International Bond, 3.38%, 2/8/38	158,146
106,000(d)	Romanian Government International Bond, 3.50%, 4/3/34	132,757

		520,795

Russia — 2.93%
5,018,000(a)	Russian Federal Bond - OFZ, 6.90%, 5/23/29	77,194
8,663,000(a)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	135,166
34,637,000(a)	Russian Federal Bond - OFZ, 7.10%, 10/16/24	545,078
3,277,000(a)	Russian Federal Bond - OFZ, 7.70%, 3/23/33	53,113
36,130,000(a)	Russian Federal Bond - OFZ, 7.75%, 9/16/26	586,039

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 200,000	Russian Foreign Bond - Eurobond, 4.25%, 6/23/27	$206,560
200,000	Russian Foreign Bond - Eurobond, 4.38%, 3/21/29	207,594
400,000	Russian Foreign Bond - Eurobond, 5.10%, 3/28/35	434,645

		2,245,389

South Africa — 1.74%
445,359(a)	Republic of South Africa Government Bond, 6.25%, 3/31/36	23,235
6,796,787(a)	Republic of South Africa Government Bond, 8.50%, 1/31/37	439,468
5,841,017(a)	Republic of South Africa Government Bond, 8.75%, 1/31/44	377,250
4,846,207(a)	Republic of South Africa Government Bond, 8.88%, 2/28/35	328,379
2,010,299(a)	Republic of South Africa Government Bond, 10.50%, 12/21/26	161,484

		1,329,816

Sri Lanka — 0.53%
200,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	200,617
200,000	Sri Lanka Government International Bond, 7.85%, 3/14/29	206,740

		407,357

Thailand — 1.13%
10,063,000(a)	Thailand Government Bond, 3.40%, 6/17/36	373,636
13,223,000(a)	Thailand Government Bond, 3.65%, 6/20/31	493,741

		867,377

Tunisia — 0.90%
145,000(d)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	163,849
400,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	372,974
130,000(d)	Banque Centrale de Tunisie International Bond, 6.75%, 10/31/23	151,351

		688,174

Ukraine — 0.99%
595,000	Ukraine Government International Bond, 0.00%, 5/31/40(f)	425,234
155,000	Ukraine Government International Bond, 7.75%, 9/1/23	164,149
160,000	Ukraine Government International Bond, 7.75%, 9/1/27	164,726

		754,109

Uzbekistan — 0.27%
200,000	Republic of Uzbekistan Bond, 4.75%, 2/20/24	209,027

Venezuela — 0.04%
121,000	Venezuela Government International Bond, 8.25%, 10/13/24	32,367

Total Foreign Government Bonds		30,656,250

(Cost $29,204,583)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 31.56%
Australia — 0.26%
$ 136,374	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(c),(g),(h),(i)	$88,807
113,879	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(c),(g),(h),(i)	113,879

		202,686

Austria — 1.02%
400,000(d)	Erste Group Bank AG, 6.50%, 10/15/2167(j)	519,599
200,000(d)	Erste Group Bank AG, EMTN, 8.88%, 10/15/2167(j)	261,048

		780,647

Azerbaijan — 0.30%
200,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	232,298

Brazil — 0.69%
130,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	135,363
165,000	Petrobras Global Finance BV, 6.90%, 3/19/49	175,855
123,000	Petrobras Global Finance BV, 7.38%, 1/17/27	141,573
62,000	Petrobras Global Finance BV, 8.75%, 5/23/26	76,538

		529,329

China — 1.11%
200,000	CNAC HK Finbridge Co. Ltd., 3.38%, 6/19/24	200,013
200,000	CNAC HK Finbridge Co. Ltd., 3.88%, 6/19/29	200,826
215,000	CNAC HK Finbridge Co. Ltd., 5.13%, 3/14/28	237,553
200,000	Tencent Holdings Ltd., 3.98%, 4/11/29	208,724

		847,116

Colombia — 0.14%
95,000	Ecopetrol SA, 5.88%, 5/28/45	104,983

France — 4.54%
540,000	BNP Paribas SA, 6.63%, 9/25/2167(c),(j)	564,306
200,000	BNP Paribas SA, 6.75%, 3/14/2168(j)	209,995
1,260,000	Credit Agricole SA, 6.88%, 3/23/2167(c),(k)	1,316,203
1,180,000	Societe Generale SA, 6.75%, 10/6/2167(c),(k)	1,160,825
200,000	Societe Generale SA, 8.00%, 3/29/2168(j)	221,195

		3,472,524

Indonesia — 0.26%
200,000	Minejesa Capital BV, 4.63%, 8/10/30	202,750

Italy — 6.53%
1,900,000(d)	Intesa Sanpaolo SpA, 7.75%, 7/11/2168(k)	2,432,399
1,600,000(d)	UniCredit SpA, 6.63%, 12/3/2167(k)	1,807,534
600,000(d)	UniCredit SpA, 9.25%, 6/3/2168(j)	761,485

		5,001,418

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Kazakhstan — 0.58%
$ 400,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	$442,600

Mexico — 0.20%
55,000	Petroleos Mexicanos, 5.50%, 6/27/44	44,041
75,000	Petroleos Mexicanos, 5.63%, 1/23/46	60,413
60,000	Petroleos Mexicanos, 6.35%, 2/12/48	51,540

		155,994

Mongolia — 0.27%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	207,749

Netherlands — 4.51%
800,000(d)	ABN AMRO Bank NV, 4.75%, 3/22/2167(j)	936,421
400,000(d)	Cooperatieve Rabobank UA, 4.63%, 12/29/2167(j)	486,937
1,008,000	ING Groep NV, 6.75%, 4/16/2168(k)	1,049,580
710,000(d)	Stichting AK Rabobank Certificaten, 6.50%, 3/29/2168	984,221

		3,457,159

Nigeria — 0.55%
55,818,000(a)	Nigeria OMO Bill, 0.00%, 8/29/19(e)	152,027
13,954,000(a)	Nigeria OMO Bill, 0.00%, 9/5/19(e)	37,930
91,450,000(a)	Nigeria OMO Bill, 0.00%, 2/27/20	233,668

		423,625

South Africa — 0.28%
200,000	Eskom Holdings SOC Ltd., MTN, 6.35%, 8/10/28	216,418

Spain — 3.67%
300,000(d)	Banco Santander SA, 6.75%, 7/25/2167(j)	371,525
200,000(d)	Bankia SA, 6.00%, 10/18/2167(j)	233,505
1,800,000(d)	CaixaBank SA, 6.75%, 9/13/2167(k)	2,206,532

		2,811,562

Switzerland — 2.14%
1,320,000	Credit Suisse Group AG, 7.25%, 3/12/2167(c),(k)	1,419,000
202,000	Credit Suisse Group AG, 7.25%, 3/12/2168(j)	217,150

		1,636,150

United Kingdom — 4.13%
440,000	Barclays Plc, 8.00%, 9/15/2167(j)	462,000
350,000(d)	HSBC Holdings Plc, EMTN, 4.75%, 1/4/2168(j)	417,431
390,000(a)	Lloyds Banking Group Plc, 7.88%, 6/27/2167(j)	561,448
900,000(a)	Nationwide Building Society, Series CCDS, 10.25%, 6/20/2168(f)	1,718,992

		3,159,871

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
United States — 0.18%
1,759,000,000(l)	JPMorgan Chase & Co., 8.75%, 5/17/31	$135,128

Venezuela — 0.20%
$ 172,500	Petroleos de Venezuela SA, 8.50%, 10/27/20	150,075

Total Corporate Bonds		24,170,082

(Cost $24,255,012)

Convertible Bonds — 18.91%
China — 6.87%
5,000,000(m)	China Education Group Holdings Ltd., 2.00%, 3/28/24	696,871
5,000,000(a)	China Railway Construction Corp. Ltd., 1.50%, 12/21/21	722,634
750,000	CRRC Corp. Ltd., 0.00%, 2/5/21(e)	745,910
293,000	Ctrip.com International Ltd., 1.25%, 9/15/22	291,535
413,000	Ctrip.com International Ltd., 1.99%, 7/1/25	450,944
6,000,000(m)	Harvest International Co., 0.00%, 11/21/22(e)	766,991
557,000	Huazhu Group Ltd., 0.38%, 11/1/22	601,861
975,000	Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 8/9/21(e)	987,188

		5,263,934

Hong Kong — 2.25%
560,000	Bagan Capital Ltd., 0.00%, 9/23/21(e)	555,182
800,000	China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/5/23(e)	881,250
285,000	PB Issuer No 4 Ltd., 3.25%, 7/3/21	285,071

		1,721,503

Norway — 0.95%
723,000	Ship Finance International Ltd., 5.75%, 10/15/21	729,765

United Kingdom — 0.86%
400,000(a)	BP Capital Markets Plc, Series BP, 1.00%, 4/28/23	656,312

United States — 7.73%
727,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	814,095
319,000	Booking Holdings, Inc., 0.35%, 6/15/20	456,251
574,000	DocuSign, Inc., 0.50%, 9/15/23(c)	594,124
558,000	Lumentum Holdings, Inc., 0.25%, 3/15/24	647,892
534,000	New Relic, Inc., 0.50%, 5/1/23	569,414
584,000	Palo Alto Networks, Inc., 0.75%, 7/1/23(c)	616,612
600,000	QIAGEN NV, 1.00%, 11/13/24	665,475
160,000	Sarepta Therapeutics, Inc., 1.50%, 11/15/24	357,472
493,000	Square, Inc., 0.50%, 5/15/23	587,815
614,000	Transocean, Inc., 0.50%, 1/30/23	606,018

		5,915,168

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Vietnam — 0.25%
$200,000	No Va Land Investment Group Corp., 5.50%, 4/27/23	$193,500

Total Convertible Bonds		14,480,182

(Cost $14,486,144)

Shares
Common Stocks — 0.11%
Australia — 0.11%
72,112	Quintis Ltd.*,(g),(h)	82,208

Total Common Stocks		82,208

(Cost $1)

Investment Company — 4.89%
3,747,470	U.S. Government Money Market Fund, RBC Institutional Class 1 (n)	3,747,470

Total Investment Company		3,747,470

(Cost $3,747,470)

Total Investments		$73,136,192
(Cost $71,693,210) — 95.51%

Other assets in excess of liabilities — 4.49%		3,437,914

NET ASSETS — 100.00%		$76,574,106

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

*	Non-income producing security.

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Principal amount denoted in Euros.

(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(i)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.

(j)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(k)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2019.

(l)	Principal amount denoted in Indonesian Rupiah.

(m)	Principal amount denoted in Hong Kong Dollars.

(n)	Affiliated investment.

Foreign currency exchange contracts as of June 30, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	3,018,272	USD	762,325	Citigroup Global Markets Inc.	8/2/19	$21,090
BRL	225,289	USD	58,000	Citigroup Global Markets Inc.	8/2/19	476
CLP	482,159,667	USD	706,140	Citigroup Global Markets Inc.	9/26/19	5,713
CLP	51,718,600	USD	74,000	Citigroup Global Markets Inc.	9/26/19	2,357
CNH	950,194	USD	137,500	Citibank N.A.	9/26/19	710
CNH	950,455	USD	137,500	Citibank N.A.	9/26/19	748
CZK	13,854,599	USD	606,830	Citibank N.A.	9/26/19	13,503
EUR	260,000	ILS	1,056,280	Citibank N.A.	9/26/19	132
EUR	62,000	USD	70,965	Citibank N.A.	9/26/19	42
HUF	28,357,255	USD	98,761	Citibank N.A.	9/26/19	1,609
IDR	2,784,436,672	USD	191,068	Citigroup Global Markets Inc.	9/26/19	3,743
INR	4,937,100	USD	70,000	Citigroup Global Markets Inc.	9/26/19	737
INR	30,172,740	USD	429,065	Citigroup Global Markets Inc.	9/26/19	3,240
PEN	85,235	USD	25,725	Citigroup Global Markets Inc.	9/26/19	60

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	7,227,360	USD	140,000	Citigroup Global Markets Inc.	9/26/19	$433
RON	526,912	USD	124,647	Citibank N.A.	9/26/19	1,953
RUB	1,417,710	USD	22,076	Citibank N.A.	9/26/19	64
RUB	2,381,129	USD	36,666	Citibank N.A.	9/26/19	520
RUB	3,142,661	USD	48,924	Citibank N.A.	9/26/19	155
THB	986,993	USD	32,112	Citibank N.A.	9/26/19	140
USD	16,000	MXN	311,778	Citibank N.A.	9/26/19	2
USD	419,082	MXN	8,138,596	Citibank N.A.	9/26/19	1,479
USD	51,000	COP	164,628,000	Citigroup Global Markets Inc.	9/26/19	51
USD	220,000	COP	705,870,000	Citigroup Global Markets Inc.	9/26/19	1,549
USD	15,000	IDR	214,335,000	Citigroup Global Markets Inc.	9/26/19	4
ZAR	313,798	USD	22,000	Citibank N.A.	9/26/19	26

						$60,536

BRL	233,846	USD	61,000	Citigroup Global Markets Inc.	8/2/19	$(304)
COP	1,641,793,943	USD	508,654	Citigroup Global Markets Inc.	9/26/19	(555)
EUR	241,648	CZK	6,227,548	Citibank N.A.	9/26/19	(2,085)
EUR	252,055	HUF	81,625,287	Citibank N.A.	9/26/19	(240)
EUR	379,896	RON	1,812,799	Citibank N.A.	9/26/19	(477)
EUR	30,000	USD	34,392	Citibank N.A.	9/26/19	(34)
EUR	62,000	USD	71,068	Citibank N.A.	9/26/19	(62)
GBP	25,000	USD	31,961	Citibank N.A.	9/26/19	(85)
HUF	11,844,849	USD	42,000	Citibank N.A.	9/26/19	(76)
MXN	480,890	USD	24,942	Citibank N.A.	9/26/19	(267)
MXN	1,019,992	USD	53,045	Citibank N.A.	9/26/19	(707)
MXN	1,002,448	USD	52,013	Citibank N.A.	9/26/19	(576)
PLN	33,504	USD	9,000	Citibank N.A.	9/26/19	(9)
USD	158,857	MYR	662,462	BNP Paribas	9/26/19	(1,313)
USD	986,321	CNH	6,851,914	Citibank N.A.	9/26/19	(10,321)
USD	93,457	EUR	82,000	Citibank N.A.	9/26/19	(455)
USD	627,529	EUR	551,474	Citibank N.A.	9/26/19	(4,054)
USD	113,702	EUR	100,000	Citibank N.A.	9/26/19	(825)
USD	113,850	EUR	100,000	Citibank N.A.	9/26/19	(676)
USD	151,382	EUR	134,000	Citibank N.A.	9/26/19	(2,084)
USD	17,962,957	EUR	15,796,000	Citibank N.A.	9/26/19	(127,656)
USD	3,346,756	GBP	2,625,000	Citibank N.A.	9/26/19	(263)
USD	1,480,669	HKD	11,579,000	Citibank N.A.	9/26/19	(2,192)
USD	11,286	PLN	42,866	Citibank N.A.	9/26/19	(218)
USD	21,076	RUB	1,354,638	Citibank N.A.	9/26/19	(79)
USD	48,924	RUB	3,143,102	Citibank N.A.	9/26/19	(162)
USD	36,960	THB	1,155,566	Citibank N.A.	9/26/19	(802)
USD	41,951	ZAR	607,801	Citibank N.A.	9/26/19	(711)
USD	173,031	ZAR	2,531,841	Citibank N.A.	9/26/19	(4,681)
USD	41,951	ZAR	607,579	Citibank N.A.	9/26/19	(695)
USD	41,681	ZAR	604,143	Citibank N.A.	9/26/19	(725)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	41,681	ZAR	603,955	Citibank N.A.	9/26/19	$ (711)
USD	83,362	ZAR	1,207,418	Citibank N.A.	9/26/19	(1,388)
USD	134,000	INR	9,466,028	Citigroup Global Markets Inc.	9/26/19	(1,626)
USD	311,131	PHP	16,240,398	Citigroup Global Markets Inc.	9/26/19	(4,431)
USD	10,000	MYR	41,450	Deutsche Bank AG	9/26/19	(22)
USD	558,311	OMR	216,646	Citibank N.A.	11/6/19	(2,838)
						$(174,405)

Total						$(113,869)

Financial futures contracts as of June 30, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
90-Day Euro Dollar	31	December 2019	$ (40,008)	USD	$ 7,601,975	Credit Suisse Securities (USA) LLC
90-Day Euro Dollar	59	December 2020	(124,846)	USD	14,520,638	Credit Suisse Securities (USA) LLC

Total			$(164,854)

Interest rate swaps as of June 30, 2019:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
8.44%	BRL-TIIE-Banxico	Expiration	Citigroup Global Markets Inc.	1/2/25	BRL	931(a)	$ 22,353
8.83%	MXN-TIIE-Banxico	Expiration	Citigroup Global Markets Inc.	12/11/20	MXN	15,406(a)	12,544
8.83%	MXN-TIIE-Banxico	Expiration	Citigroup Global Markets Inc.	12/11/20	MXN	10,280(a)	8,371
7.41%	MXN-TIIE-Banxico	Expiration	Citigroup Global Markets Inc.	9/19/24	MXN	7,040(a)	3,231
8.58%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/17/20	MXN	5,897(a)	3,811
8.67%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/15/20	MXN	5,098(a)	3,647
8.44%	ZAR-LCH	Expiration	Citigroup Global Markets Inc.	11/21/28	ZAR	3,660(a)	14,371

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
7.94%	ZAR - LCH	Expiration	Citigroup Global Markets Inc.	4/1/29	ZAR	1,662(a)	$ 2,380
7.92%	ZAR - LCH	Expiration	Citigroup Global Markets Inc.	4/4/29	ZAR	1,662(a)	2,238
8.28%	ZAR-LCH	Expiration	Citigroup Global Markets Inc.	11/29/28	ZAR	1,317(a)	4,111
							$ 77,057

3.95%	CLP-USD	Expiration	Citigroup Global Markets Inc.	4/22/29	CLP	67,440(b)	(5,942)
3.95%	CLP-USD	Expiration	Citigroup Global Markets Inc.	4/22/29	CLP	67,440(b)	(5,942)
1.50%	HUF-LCH	Expiration	Citigroup Global Markets Inc.	2/6/24	HUF	76,190(b)	(6,064)
3.20%	HUF-LCH	Expiration	Citigroup Global Markets Inc.	1/10/29	HUF	45,719(b)	(6,614)
3.25%	HUF-LCH	Expiration	Citigroup Global Markets Inc.	1/11/29	HUF	30,175(b)	(3,151)
3.20%	HUF-LCH	Expiration	Citigroup Global Markets Inc.	1/16/29	HUF	29,489(b)	(2,826)
9.17%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/1/28	MXN	4,176(b)	(25,029)
9.16%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets Inc.	12/1/28	MXN	2,831	(16,829)
6.78%	ZAR-LCH	Expiration	Citigroup Global Markets Inc.	9/26/21	ZAR	9,724(b)	(1,231)
6.78%	ZAR - LCH	Expiration	Citigroup Global Markets Inc.	9/26/21	ZAR	4,947(b)	(623)
							$ (74,251)

Total							$ 2,806

(a)	The Fund pays the fixed rate on these swaps.

(b)	The Counterparty pays the fixed rate on these swaps.

Credit default swaps buy protection as of June 30, 2019:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Mexico Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/24	USD	610	$ 10,527	$ (7,551)	$2,976

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Brazil Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/24	USD	197	6,576	(2,076)	4,500
1.00%	Brazil Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/24	USD	128	4,300	(1,376)	2,924
1.00%	Saudi Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/24	USD	273	(1,257)	(1,135)	(2,392)
1.00%	Saudi Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/24	USD	192	(796)	(887)	(1,682)
1.00%	Saudi Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/24	USD	96	(465)	(376)	(841)
1.00%	Saudi Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/24	USD	45	(208)	(186)	(394)
5.00%	Argentina Government International Bond	Quarterly	Citigroup Global Markets Inc.	12/20/21	USD	93	15,029	(3,705)	11,323
1.00%	Mexico Government International Bond	Quarterly	Citigroup Global Markets Inc.	6/20/24	USD	525	2,561	1	2,562

Total							$36,267	$(17,291)	$18,976

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

MTN - Medium Term Note

MXN - Mexican Peso

MYR - Malaysian Ringgit

OMR - Omani Rial

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

STEP - Step Coupon Bond

THB - Thai Baht

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	40.04%
Financial	29.12%
Consumer, Non-cyclical	5.37%
Energy	3.76%
Industrial	3.23%
Communications	2.65%
Technology	2.37%
Consumer, Cyclical	1.79%
Basic Materials	1.20%
Government	0.55%
Utilities	0.54%
Other	9.38%
100.00%

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

June 30, 2019 (Unaudited)

Shares		Value
Common Stocks — 96.05%
Argentina — 0.99%
336,272	Grupo Financiero Galicia SA, ADR	$11,937,656

Bangladesh — 0.42%
6,440,210	BRAC Bank Ltd.*	5,059,629

Brazil — 6.64%
951,700	B3 SA - Brasil Bolsa Balcao	9,301,501
2,513,000	Banco Bradesco SA	22,002,125
2,007,340	Banco do Brasil SA	28,113,581
1,044,366	Raia Drogasil SA	20,857,675

		80,274,882

Chile — 3.22%
3,293,645	Antofagasta Plc	38,905,086

China — 10.97%
2,988,600	China Merchants Port Holdings Co. Ltd.	5,085,656
3,518,000	China Resources Land Ltd.	15,489,000
11,181,000	Dali Foods Group Co. Ltd.(a)	7,419,130
7,594,000	Fuyao Glass Industry Group Co. Ltd., Series H(a)	23,581,656
1,892,138	Midea Group Co. Ltd., Class A	14,340,442
3,770,500	Ping An Insurance Group Co. of China Ltd., Series H	45,339,795
474,000	Tencent Holdings Ltd.	21,443,485

		132,699,164

Hong Kong — 5.21%
5,838,800	AIA Group Ltd.	63,052,634

India — 14.33%
155,601	Dr Reddy’s Laboratories Ltd.	5,764,845
481,880	Dr. Reddy’s Laboratories Ltd., ADR	18,056,044
391,436	Hero MotoCorp Ltd.	14,641,731
1,938,750	Housing Development Finance Corp. Ltd.	61,561,417
2,602,064	Mahindra & Mahindra Ltd.	24,699,889
1,506,192	Tata Consultancy Services Ltd.	48,603,993

		173,327,919

Indonesia — 2.98%
6,296,800	Bank Central Asia Tbk PT	13,362,289
220,304,000	Kalbe Farma Tbk PT	22,749,988

		36,112,277

Japan — 2.27%
569,600	SoftBank Group Corp.	27,434,970

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
Korea — 8.24%
60,381	Amorepacific Corp.	$8,625,426
1,121,149	Hanon Systems	11,327,843
46,337	NCSoft Corp.	19,168,569
74,576	Samsung Fire & Marine Insurance Co. Ltd.	17,315,731
718,067	Shinhan Financial Group Co. Ltd.	27,928,560
255,496	SK Hynix, Inc.	15,367,931

		99,734,060

Malaysia — 0.91%
1,975,600	Public Bank Berhad	11,000,866

Mexico — 2.66%
332,800	Fomento Economico Mexicano SAB de CV, ADR	32,198,400

Nigeria — 0.60%
79,969,875	Guaranty Trust Bank Plc	7,298,271

Peru — 2.44%
129,060	Credicorp Ltd.	29,543,125

Philippines — 2.95%
1,888,600	SM Investments Corp.	35,728,475

South Africa — 11.52%
1,860,564	Clicks Group Ltd.	27,109,853
1,651,026	Discovery Ltd.	17,502,785
758,130	Mondi Ltd.	17,044,223
320,857	Naspers Ltd., N Shares	77,663,519

		139,320,380

Taiwan — 12.24%
17,923,191	E.Sun Financial Holding Co. Ltd.	15,012,404
1,646,000	Giant Manufacturing Co. Ltd.	12,907,432
2,082,000	MediaTek, Inc.	21,088,097
6,695,530	Standard Foods Corp.	13,089,542
7,602,000	Taiwan Semiconductor Manufacturing Co. Ltd.	58,143,015
10,454,468	Uni-President Enterprises Corp.	27,847,373

		148,087,863

Thailand — 1.44%
2,838,100	Kasikornbank Public Co. Ltd., NVDR	17,407,445

Turkey — 1.31%
16,752,341	Enka Insaat ve Sanayi AS	15,813,437

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
United Kingdom — 3.76%
732,766	Unilever Plc	$45,486,814

United States — 0.95%
4,971,800	Samsonite International SA(a)	11,440,559

Total Common Stocks		1,161,863,912

(Cost $1,084,478,440)
Preferred Stocks — 0.19%
Korea — 0.19%
13,596	Samsung Fire & Marine Insurance Co. Ltd.	2,254,210

Total Preferred Stocks		2,254,210

(Cost $2,204,944)

Investment Company — 3.32%
40,079,018	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	40,079,018

Total Investment Company		40,079,018

(Cost $40,079,018)
Total Investments		$1,204,197,140
(Cost $1,126,762,402) — 99.56%

Other assets in excess of liabilities — 0.44%		5,375,873

NET ASSETS — 100.00%		$1,209,573,013

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	33.48%
Consumer Discretionary	15.76%
Consumer Staples	15.10%
Information Technology	11.84%
Communication Services	5.63%
Industrials	4.68%
Materials	4.62%
Health Care	3.85%
Real Estate	1.28%
Other*	3.76%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

June 30, 2019 (Unaudited)

Shares		Value
Common Stocks — 92.84%
Bangladesh — 1.85%
114,072	Delta Brac Housing Finance Corp Ltd.	$168,301

Brazil — 5.96%
89,000	Duratex SA	272,798
74,800	Grendene SA	152,329
12,900	Wilson Sons Ltd., BDR	117,580

		542,707

Chile — 6.95%
127,868	Inversiones Aguas Metropolitanas SA	198,135
17,369	Inversiones La Construccion SA	289,669
52,214	Parque Arauco SA	144,932

		632,736

China — 8.43%
590,000	China Bluechemical Ltd., Class H	160,946
265,000	China Overseas Property Holdings Ltd.	138,161
382,000	Goodbaby International Holdings Ltd.*	86,682
269,000	Greatview Aseptic Packaging Co. Ltd.	153,831
125,400	Luthai Textile Co. Ltd., B Shares	127,770
92,945	Precision Tsugami China Corp. Ltd.	99,500

		766,890

Egypt — 1.14%
20,877	Integrated Diagnostics Holdings Plc(a)	103,341

Hong Kong — 3.41%
164,000	Public Financial Holdings Ltd.	70,321
50,000	Vitasoy International Holdings Ltd.	240,449

		310,770

India — 17.40%
6,903	Bajaj Holdings & Investment Ltd.	359,859
46,037	Cyient Ltd.	361,595
55,317	Marico Ltd.	297,182
11,257	Sundaram Finance Ltd.	272,622
27,220	TI Financial Holdings Ltd.	184,043
19,383	Tube Investments of India Ltd.	107,830

		1,583,131

Indonesia — 1.92%
440,700	Acset Indonusa Tbk PT	43,337
1,214,100	Selamat Sempurna Tbk PT	131,093

		174,430

Korea — 7.84%
20,164	DGB Financial Group, Inc.	142,413

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
2,659	Koh Young Technology, Inc.	$191,692
2,685	Leeno Industrial, Inc.	139,657
14,089	Macquarie Korea Infrastructure Fund	143,905
246	Medy-Tox, Inc.	96,013

		713,680

Malaysia — 2.14%
142,000	Bermaz Auto Berhad	91,402
27,160	LPI Capital Berhad	103,613

		195,015

Mexico — 3.37%
46,700	Bolsa Mexicana de Valores SAB de CV	88,126
87,700	Corp. Inmobiliaria Vesta SAB de CV	129,125
41,700	Grupo Herdez SAB de CV	89,337

		306,588

Pakistan — 0.65%
31,400	Packages Ltd.	59,162

Philippines — 6.07%
1,223,950	Century Pacific Food, Inc.	358,781
495,694	Integrated Micro-Electronics, Inc.	97,289
28,970	Security Bank Corp.	96,161

		552,231

South Africa — 6.30%
53,002	AVI Ltd.	343,368
23,173	JSE Ltd.	230,359

		573,727

Sri Lanka — 1.26%
150,001	Hatton National Bank Plc	114,269

Taiwan — 11.10%
60,000	Chroma ATE, Inc.	267,654
13,000	Giant Manufacturing Co. Ltd.	101,942
25,800	Pacific Hospital Supply Co. Ltd.	64,136
5,645	Poya International Co. Ltd.	76,403
58,247	Standard Foods Corp.	113,871
8,300	Voltronic Power Technology Corp.	181,092
87,027	Wistron NeWeb Corp.	205,318

		1,010,416

Thailand — 2.68%
33,800	Aeon Thana Sinsap Thailand Public Co. Ltd., NVDR	243,731

United Arab Emirates — 2.86%
230,312	Aramex PJSC	259,978

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value

United States — 1.51%
59,900	Samsonite International SA(a)	$137,835

Total Common Stocks		8,448,938

(Cost $8,379,827)

Preferred Stocks — 0.98%
Korea — 0.98%
1,200	Amorepacific Corp.	89,759

Philippines — 0.00%
58,000	Security Bank Corp.*,(b),(c)	113

Total Preferred Stocks		89,872

(Cost $103,425)

Investment Company — 5.93%
539,561	U.S. Government Money Market Fund, RBC Institutional Class 1 (d)	539,561

Total Investment Company		539,561

(Cost $539,561)

Total Investments		$9,078,371
(Cost $9,022,813) — 99.75%

Other assets in excess of liabilities — 0.25%		22,387

NET ASSETS — 100.00%		$9,100,758

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

NVDR - Non-Voting Depository Receipt

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	27.55%
Consumer Staples	16.84%
Information Technology	13.88%
Consumer Discretionary	11.13%
Industrials	7.71%
Materials	7.11%
Real Estate	4.53%
Health Care	2.89%
Utilities	2.18%
Other*	6.18%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

June 30, 2019 (Unaudited)

Shares		Value
Common Stocks — 90.15%
Bangladesh — 0.56%
75,337	City Bank Ltd. (The)	$25,020

Brazil — 4.91%
4,600	Banco do Brasil SA	64,425
9,000	CCR SA	32,133
10,700	Kroton Educacional SA	30,596
9,400	Sao Martinho SA	49,326
4,200	Sul America SA	41,082

		217,562

Chile — 1.55%
2,695	Antofagasta Plc	31,834
2,213	Inversiones La Construccion SA	36,907

		68,741

China — 23.54%
19,000	Ausnutria Dairy Corp. Ltd.	37,869
300	Baidu, Inc., ADR*	35,208
194,000	China Construction Bank Corp., Class H	167,229
48,000	China Machinery Engineering Corp., Class H	21,618
20,000	China Overseas Land & Investment Ltd.	73,814
48,000	China Petroleum & Chemical Corp., Class H	32,699
32,000	China Resources Cement Holdings Ltd.	30,981
60,000	Chinasoft International Ltd.	29,554
29,000	CNOOC Ltd.	49,467
18,000	Geely Automobile Holdings Ltd.	30,864
7,599	Han’s Laser Technology Industry Group Co. Ltd., Class A	38,159
233,000	Industrial & Commercial Bank of China Ltd., Class H	170,072
300	Kweichow Moutai Co. Ltd., Class A	43,087
4,000	Midea Group Co. Ltd., Class A	30,316
11,500	Ping An Insurance Group Co. of China Ltd., Series H	138,286
18,400	Sany Heavy Industry Co. Ltd., Class A	35,099
7,500	Shimao Property Holdings Ltd.	22,849
35,000	SITC International Holdings Co. Ltd.	35,739
32,200	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	21,150

		1,044,060

Colombia — 0.63%
30,864	Ecopetrol SA	28,045

Egypt — 1.13%
11,754	Commercial International Bank Egypt SAE, GDR	50,028

Hong Kong — 2.31%
12,500	Kingboard Chemical Holdings Ltd.	34,814

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
196,000	Pacific Basin Shipping Ltd.	$35,910
30,000	Xinyi Glass Holdings Ltd.	31,514

		102,238

Hungary — 1.50%
3,936	MOL Hungarian Oil & Gas Plc	43,694
577	OTP Bank Plc	22,977

		66,671

India — 6.56%
14,188	Apollo Tyres Ltd.	41,232
5,558	Aurobindo Pharma Ltd.	48,982
7,268	GHCL Ltd.	25,234
677	Mahindra & Mahindra Ltd.	6,426
2,519	Mphasis Ltd.	36,657
17,469	Oil & Natural Gas Corp. Ltd.	42,455
21,362	Redington India Ltd.	33,713
3,091	Reliance Industries Ltd.	56,093

		290,792

Indonesia — 1.83%
78,200	Bank Negara Indonesia Persero Tbk PT	50,947
143,500	Bukit Asam Tbk PT	30,099

		81,046

Korea — 11.11%
208	Com2uSCorp	18,325
699	DB Insurance Co. Ltd.	35,873
601	Dentium Co. Ltd.	38,324
1,975	Hana Financial Group, Inc.	64,014
772	Hyundai Mipo Dockyard Co. Ltd.	33,081
749	Mando Corp.	19,151
146	POSCO	30,994
4,432	Samsung Electronics Co. Ltd.	180,472
172	SK Holdings Co. Ltd.	34,611
633	SK Hynix, Inc.	38,075

		492,920

Luxembourg — 0.71%
1,400	Ternium SA, ADR	31,402

Malaysia — 0.63%
8,300	Tenaga Nasional Berhad	27,827

Mexico — 2.17%
38,800	Gentera SAB de CV	33,597
40,000	PLA Administradora Industrial S de RL de CV, REIT	62,708

		96,305

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
Pakistan — 0.60%
37,400	Habib Bank Ltd.	$26,518

Philippines — 0.89%
11,930	Security Bank Corp.	39,599

Russia — 6.25%
321,000	Inter RAO UES PJSC	22,994
631	LUKOIL PJSC, ADR	53,345
3,095	PhosAgro PJSC, GDR	40,619
3,541	Sberbank of Russia PJSC, ADR	54,553
188,600	Sistema PJSFC	29,419
12,300	VEON Ltd., ADR	34,440
1,224	X5 Retail Group NV, GDR	41,886

		277,256

Saudi Arabia — 0.89%
4,170	SAMBA FINANCIAL GROUP	39,361

South Africa — 6.95%
55,110	KAP Industrial Holdings Ltd.	21,859
11,906	Lewis Group Ltd.	28,045
6,784	MTN Group Ltd.	51,299
856	Naspers Ltd., N Shares	207,195

		308,398

Taiwan — 9.38%
7,000	Accton Technology Corp.	29,735
7,000	Chailease Holding Co. Ltd.	29,008
14,000	Chipbond Technology Corp.	27,300
9,800	Hon Hai Precision Industry Co. Ltd.	24,450
6,000	Lotes Co. Ltd.	41,170
16,000	Primax Electronics Ltd.	27,926
15,000	Sercomm Corp.	32,590
19,000	Taiwan Semiconductor Manufacturing Co. Ltd.	145,319
7,000	Tripod Technology Corp.	24,896
14,260	Wistron NeWeb Corp.	33,643

		416,037

Thailand — 2.58%
67,000	Krung Thai Bank Public Co. Ltd., FOR	42,616
12,800	PTT Global Chemical Public Co. Ltd.	26,739
2,100	PTT Global Chemical Public Co. Ltd.	4,387
13,646	Supalai Public Co. Ltd.	10,458
39,700	Supalai Public Co. Ltd.	30,426

		114,626

11

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
Turkey — 1.38%
10,965	Haci Omer Sabanci Holding AS	$16,251
3,793	TAV Havalimanlari Holding AS	17,665
26,531	Trakya Cam Sanayii AS	13,407
709	Tupras Turkiye Petrol Rafinerileri AS	14,063

		61,386

United Arab Emirates — 1.54%
60,085	Aldar Properties PJSC	30,975
2,334	DP World Plc	37,105

		68,080

Vietnam — 0.55%
24,063	Hoa Phat Group JSC*	24,315

Total Common Stocks		3,998,233

(Cost $4,211,835)

Preferred Stocks — 3.99%
Brazil — 2.94%
5,000	Banco do Estado do Rio Grande do Sul SA, Class B	31,198
2,200	Centrais Eletricas Brasileiras SA, Class B	20,568
5,800	Cia Energetica de Minas Gerais	22,445
7,900	Petroleo Brasileiro SA	56,144

		130,355

Colombia — 1.05%
3,701	Banco Davivienda SA	46,621

Total Preferred Stocks		176,976

(Cost $156,256)

Investment Company — 0.93%
41,439	U.S. Government Money Market Fund, RBC Institutional Class 1 (a)	41,439

Total Investment Company		41,439

(Cost $41,439)

Total Investments		$4,216,648
(Cost $4,409,530) — 95.07%

Other assets in excess of liabilities — 4.93%		218,564

NET ASSETS — 100.00%		$4,435,212

*	Non-income producing security.
(a)	Affiliated investment.

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2019 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	27.65%
Information Technology	16.69%
Consumer Discretionary	9.59%
Energy	9.16%
Industrials	8.51%
Materials	5.56%
Real Estate	5.21%
Consumer Staples	3.88%
Communication Services	3.80%
Utilities	2.12%
Health Care	1.97%
Other*	5.86%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

June 30, 2019 (Unaudited)

Shares		Value
Common Stocks — 98.87%
Belgium — 3.22%
10,293	Anheuser-Busch InBev NV	$910,831

Finland — 1.36%
11,264	Neste Oyj	382,947

Germany — 3.86%
33,167	Deutsche Post AG	1,091,089

Hong Kong — 2.32%
60,798	AIA Group Ltd.	656,552

India — 3.36%
7,300	HDFC Bank Ltd., ADR	949,292

Japan — 4.86%
20,098	MISUMI Group, Inc.	506,607
6,297	Nidec Corp.	864,799

		1,371,406

South Africa — 2.36%
2,750	Naspers Ltd., N Shares	665,638

Spain — 2.69%
25,211	Industria de Diseno Textil SA	758,531

Sweden — 1.98%
18,205	Essity AB, Class B	560,048

Switzerland — 4.87%
4,889	Roche Holding AG	1,374,728

Taiwan — 1.87%
13,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	528,795

United Kingdom — 9.82%
8,829	Croda International Plc	574,296
9,640	InterContinental Hotels Group Plc	634,024
30,286	St. James’s Place Plc	422,868
18,823	Unilever NV	1,143,651

		2,774,839

United States — 56.30%
778	Alphabet, Inc., Class A*	842,419

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
430	Amazon.com, Inc.*	$814,261
8,300	American Water Works Co., Inc.	962,800
20,200	Blackstone Group, Inc. (The), Class A	897,284
9,700	Danaher Corp.	1,386,324
11,200	EOG Resources, Inc.	1,043,392
4,612	Estee Lauder Cos, Inc. (The), Class A	844,503
9,300	First Republic Bank	908,145
14,950	Fortive Corp.	1,218,724
5,931	Gartner, Inc.*	954,535
4,100	Incyte Corp.*	348,336
2,500	MarketAxess Holdings, Inc.	803,550
8,200	Microsoft Corp.	1,098,472
2,900	NVIDIA Corp.	476,267
3,800	SVB Financial Group*	853,442
21,400	TJX Cos, Inc. (The)	1,131,632
5,400	UnitedHealth Group, Inc.	1,317,654

		15,901,740

Total Common Stocks		27,926,436

(Cost $25,056,681)

Investment Company — 1.13%
319,874	U.S. Government Money Market Fund, RBC Institutional Class 1 (a)	319,873

Total Investment Company		319,873

(Cost $319,873)

Total Investments		$28,246,309
(Cost $25,376,554) — 100.00%

Liabilities in excess of other assets — (0.00)%		(588)

NET ASSETS — 100.00%		$28,245,721

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	19.44%
Health Care	15.67%
Consumer Discretionary	14.18%
Industrials	13.03%
Consumer Staples	12.25%
Information Technology	10.83%
Energy	5.05%
Utilities	3.41%
Communication Services	2.98%
Materials	2.03%
Other*	1.13%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

June 30, 2019 (Unaudited)

Shares		Value
Common Stocks — 99.05%
Australia — 3.96%
382,186	Oil Search Ltd.	$1,905,900
17,057	Rio Tinto Plc	1,055,714

		2,961,614

Austria — 2.14%
43,165	Erste Group Bank AG	1,600,738

Belgium — 4.22%
35,635	Anheuser-Busch InBev NV	3,153,355

Denmark — 3.69%
13,556	Novo Nordisk A/S, Class B	692,403
23,922	Orsted A/S(a)	2,069,468

		2,761,871

Finland — 1.94%
42,609	Neste Oyj	1,448,598

France — 2.05%
10,491	Safran SA	1,534,747

Germany — 4.19%
95,180	Deutsche Post AG	3,131,120

Hong Kong — 6.14%
425,200	AIA Group Ltd.	4,591,694

India — 5.40%
31,083	HDFC Bank Ltd., ADR	4,042,033

Japan — 16.34%
153,800	Astellas Pharma, Inc.	2,191,768
70,500	MISUMI Group, Inc.	1,777,083
24,801	Nidec Corp.	3,406,045
14,300	Oriental Land Co. Ltd	1,774,032
35,400	Recruit Holdings Co. Ltd.	1,185,259
13,100	Shin-Etsu Chemical Co. Ltd.	1,225,661
10,700	Toyota Motor Corp.	664,083

		12,223,931

Netherlands — 1.64%
4,064	ASML Holding NV	845,678
5,267	Wolters Kluwer NV	383,181

		1,228,859

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2019 (Unaudited)

Shares		Value
Singapore — 2.58%
100,300	DBS Group Holdings Ltd.	$1,926,769

South Africa — 4.16%
12,845	Naspers Ltd., N Shares	3,109,136

Spain — 3.63%
90,150	Industria de Diseno Textil SA	2,712,370

Sweden — 3.32%
80,640	Essity AB, Class B	2,480,762

Switzerland — 9.68%
3,748	Partners Group Holding AG	2,947,501
15,270	Roche Holding AG	4,293,739

		7,241,240

Taiwan — 4.62%
88,318	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,459,416

United Kingdom — 18.50%
34,373	Croda International Plc	2,235,845
52,276	InterContinental Hotels Group Plc	3,438,200
103,487	Legal & General Group Plc	354,549
6,279	Linde Plc	1,261,176
176,266	St. James’s Place Plc	2,461,110
67,325	Unilever NV	4,090,545

		13,841,425

Zambia — 0.85%
66,600	First Quantum Minerals Ltd.	632,663

Total Common Stocks		74,082,341

(Cost $67,041,523)

Investment Company — 1.57%
1,178,276	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	1,178,276

Total Investment Company		1,178,276

(Cost $1,178,276)

Total Investments		$75,260,617
(Cost $68,219,799) — 100.62%

Liabilities in excess of other assets — (0.62)%		(464,332)

NET ASSETS — 100.00%		$74,796,285

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2019 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	23.96%
Consumer Discretionary	15.64%
Industrials	15.26%
Consumer Staples	13.00%
Health Care	9.60%
Materials	8.57%
Information Technology	5.76%
Energy	4.49%
Utilities	2.77%
Other*	0.95%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

June 30, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 69.62%
Communications — 6.51%
$150,000	AT&T, Inc., (LIBOR USD 3-Month + 1.180%), 3.62%, 6/12/24(a)	$151,931
150,000	AT&T, Inc., 3.80%, 3/15/22	155,486
250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	253,828
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 3.23%, 4/15/24(a)	150,591
250,000	Discovery Communications LLC, 2.95%, 3/20/23	252,141
100,000	Discovery Communications LLC, 4.38%, 6/15/21	103,487
150,000	Fox Corp., 3.67%, 1/25/22(b)	154,988
300,000	Interpublic Group of Cos, Inc. (The), 3.50%, 10/1/20	303,945
155,000	Rogers Communications, Inc., 3.00%, 3/15/23	157,991
250,000	Videotron Ltd., 5.00%, 7/15/22	262,452
196,000	Walt Disney Co. (The), 7.75%, 1/20/24(b)	238,351

		2,185,191

Consumer, Cyclical — 3.99%
275,000	Delta Air Lines, Inc., 2.88%, 3/13/20	275,222
150,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	151,097
200,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	202,925
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), 3.02%, 9/28/22(a),(b)	248,861
200,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)	203,658
250,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	254,887

		1,336,650

Consumer, Non-cyclical — 14.78%
250,000	Allergan Funding SCS, 3.45%, 3/15/22	254,890
150,000	Amgen, Inc., 2.65%, 5/11/22	151,116
75,000	Baxalta, Inc., 2.88%, 6/23/20	75,227
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(b)	203,218
200,000	Becton Dickinson and Co., 2.40%, 6/5/20	199,846
400,000	Becton Dickinson and Co., 2.89%, 6/6/22	405,382
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 3.50%, 6/6/22(a)	125,774
200,000	Bristol-Myers Squibb Co., 2.90%, 7/26/24(b)	204,614
200,000	Celgene Corp., 2.88%, 2/19/21	201,621
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	154,155
350,000	CVS Health Corp., 2.13%, 6/1/21	347,666
50,000	CVS Health Corp., 3.35%, 3/9/21	50,698
125,000	General Mills, Inc., 3.20%, 4/16/21	126,873
250,000	Halfmoon Parent, Inc., (LIBOR USD 3-Month + 0.890%), 3.49%, 7/15/23(a),(b)	249,721
250,000	HCA, Inc., 5.88%, 3/15/22	273,856
100,000	Kraft Heinz Foods Co., 2.80%, 7/2/20	100,177
150,000	Kroger Co. (The), 3.30%, 1/15/21	151,892
250,000	Molson Coors Brewing Co., 2.10%, 7/15/21	248,128

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$200,000	Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21(b)	$198,166
250,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	249,618
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21(b)	206,641
250,000	Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	256,364
266,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 3.07%, 6/2/20(a)	266,260
250,000	United Rentals North America, Inc., 4.63%, 7/15/23	255,481

		4,957,384

Energy — 7.86%
200,000	Enbridge Energy Partners LP, 4.20%, 9/15/21	206,360
150,000	Energy Transfer Operating LP, 4.50%, 4/15/24	159,581
200,000	Energy Transfer Partners LP, 5.20%, 2/1/22	211,205
100,000	Enterprise Products Operating LLC, 2.85%, 4/15/21	100,761
150,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	152,139
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	205,115
110,000	Magellan Midstream Partners LP, 4.25%, 2/1/21	112,990
200,000	Noble Energy, Inc., 4.15%, 12/15/21	206,354
350,000	ONEOK, Inc., 4.25%, 2/1/22	362,087
350,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	358,292
200,000	Spectra Energy Partners LP, 4.60%, 6/15/21	206,347
350,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	356,740

		2,637,971

Financial — 23.93%
180,000	American Tower Corp., REIT, 3.30%, 2/15/21	182,343
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 3.23%, 5/19/22(a),(b)	251,458
450,000	Bank of America Corp., MTN, 2.33%, 10/1/21(c)	449,181
150,000	Bank of Montreal, MTN, 2.90%, 3/26/22	152,315
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 3.04%, 9/19/22(a)	251,003
250,000	Barclays Plc, 3.20%, 8/10/21	251,899
200,000	BNP Paribas SA, MTN, 2.95%, 5/23/22(b)	202,040
250,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 3.11%, 9/13/23(a)	250,094
550,000	Citigroup, Inc., 2.70%, 3/30/21	552,743
150,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.190%), 3.77%, 8/2/21(a)	152,085
200,000	Citigroup, Inc., 4.04%, 6/1/24(c)	211,257
300,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 3.06%, 1/10/23(a)	298,507
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	259,452
250,000	Credit Agricole SA, 3.75%, 4/24/23(b)	258,958
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	259,356
200,000	Crown Castle International Corp., 3.40%, 2/15/21	202,703
450,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	453,218

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$250,000	Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/22	$268,064
200,000	HSBC Holdings Plc, 2.65%, 1/5/22	200,892
250,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 4.18%, 5/25/21(a)	255,392
200,000	ING Groep NV, 3.15%, 3/29/22	203,719
140,000	JPMorgan Chase & Co., 3.21%, 4/1/23(c)	142,808
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 3.48%, 7/23/24(a)	200,750
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	252,377
550,000	Morgan Stanley, MTN, 2.75%, 5/19/22	555,743
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 3.52%, 7/22/22(a)	201,242
250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 3.47%, 1/10/22(a),(b)	252,564
100,000	Regions Financial Corp., 2.75%, 8/14/22	100,708
250,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	250,669
250,000	Svenska Handelsbanken AB, (LIBOR USD 3-Month + 1.150%), 3.74%, 3/30/21(a)	253,829
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 3.04%, 6/28/22(a)	251,501

		8,028,870

Industrial — 2.82%
100,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 3.06%, 6/6/22(a)	100,481
350,000	Rockwell Collins, Inc., 2.80%, 3/15/22	353,661
150,000	Rockwell Collins, Inc., 3.20%, 3/15/24	154,271
50,000	Roper Technologies, Inc., 2.80%, 12/15/21	50,391
275,000	Roper Technologies, Inc., 3.65%, 9/15/23	286,376

		945,180

Technology — 3.71%
255,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	253,213
150,000	Broadcom Inc., 3.13%, 4/15/21(b)	150,942
200,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	205,952
125,000	Hewlett Packard Enterprise Co., 3.50%, 10/5/21	127,562
200,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	202,612
100,000	LAM Research Corp., 2.80%, 6/15/21	100,773
200,000	NXP BV / NXP Funding LLC, 4.13%, 6/1/21(b)	204,577

		1,245,631

Utilities — 6.02%
250,000	AES Corp., 4.88%, 5/15/23	254,324
300,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	314,918
350,000	Exelon Corp., 2.45%, 4/15/21	349,561
150,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 2.96%, 3/27/20(a)	150,014
255,000	Puget Energy, Inc., 6.50%, 12/15/20	268,791

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$250,000	Sempra Energy, 2.90%, 2/1/23	$251,991
250,000	Southern Co. (The), 2.35%, 7/1/21	249,831
175,000	Southern Co. Gas Capital Corp., 3.50%, 9/15/21	178,668

		2,018,098

Total Corporate Bonds		23,354,975

(Cost $23,047,198)
Asset Backed Securities — 23.30%
205,000	Ally Auto Receivables Trust, Series 2016-3, Class C, 2.32%, 10/15/21	204,780
160,000	Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24	164,238
125,000	Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	125,511
150,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	151,733
115,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22	116,446
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	224,771
400,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.13%, 1/18/23	404,596
250,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23	253,800
250,000	CarMax Auto Owner Trust, Series 2015-4, Class B, 2.16%, 8/16/21	249,701
300,000	CarMax Auto Owner Trust, Series 2015-4, Class D, 3.00%, 5/16/22	301,495
250,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	250,282
147,000	CarMax Auto Owner Trust, Series 2017-1, Class B, 2.54%, 9/15/22	147,908
190,000	CNH Equipment Trust, Series 2015-C, Class B, 2.40%, 2/15/23	189,854
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	164,558
300,000	Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23(b)	306,925
250,000	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24(b)	254,045
110,364	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	110,456
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	254,521
285,000	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	286,788
260,000	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	262,688
200,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	204,132

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$180,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	$180,613
90,000	Ford Credit Auto Owner Trust, Series 2016-A, Class B, 1.94%, 7/15/21	89,757
200,000	GM Financial Automobile Leasing Trust, Series 2019-1, Class D, 3.95%, 5/22/23	204,751
111,855	Santander Drive Auto Receivables Trust, Series 2015-1, Class D, 3.24%, 4/15/21	111,909
15,521	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	15,522
243,949	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	245,271
235,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22	237,309
265,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	267,110
175,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class D, 3.32%, 3/15/24	177,252
365,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class C, 3.51%, 8/15/23	369,721
145,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	147,609
300,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	302,965
290,000	Santander Retail Auto Lease Trust, Series 2017-A, Class B, 2.68%, 1/20/22(b)	290,066
200,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(b)	200,262
350,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	347,707

Total Asset Backed Securities		7,817,052

(Cost $7,780,086)
U.S. Government Agency Backed Mortgages — 1.54%
Fannie Mae — 0.05%
4,107	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 3.35%, 10/25/31(a)	4,182
2,058	Series 2005-68, Class BC, 5.25%, 6/25/35	2,069
3,041	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 3.15%, 11/25/39(a)	3,074
7,991	Series 2012-3, Class EA, 3.50%, 10/25/29	8,022

		17,347

Freddie Mac — 1.49%
200,000	Series 2010-K7, Class B, 5.69%, 4/25/20(b),(d)	204,186
255,000	Series 2011-K13, Class B, 4.77%, 1/25/48(b),(d)	263,332
3,024	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 3.39%, 3/15/32(a)	3,084

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 3,324	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 3.39%, 3/15/32(a)	$3,391
15,102	Series 2627, Class MW, 5.00%, 6/15/23	15,644
1,824	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 2.89%, 11/15/40(a)	1,827
7,475	Series 4027, Class GD, 2.00%, 10/15/25	7,445

		498,909

Total U.S. Government Agency Backed Mortgages		516,256

(Cost $519,830)
Municipal Bonds — 0.40%
Connecticut — 0.40%
135,000	City of Bridgeport CT GO, Series D, 2.84%, 7/1/19	134,994

Total Municipal Bonds		134,994

(Cost $135,000)
Collateralized Mortgage Obligations — 0.06%
21,192	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 2.72%, 12/26/35(a),(b)	21,128

Total Collateralized Mortgage Obligations		21,128

(Cost $20,847)

Shares
Investment Company — 4.37%
1,465,524	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	1,465,524

Total Investment Company		1,465,524

(Cost $1,465,525)

Total Investments		$33,309,929
(Cost $32,968,486) — 99.29%
Other assets in excess of liabilities — 0.71%		237,556

NET ASSETS — 100.00%		$33,547,485

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2019 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

Financial futures contracts as of June 30, 2019:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	29	September 2019	$35,034	USD	$6,240,211	Barclays Capital Group

Total			$35,034

Short Position	Numberof Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	8	September 2019	$(12,086)	USD	$945,250	Barclays Capital Group

Total			$(12,086)

Abbreviations used are defined below:

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

June 30, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 68.01%
Basic Materials — 2.18%
$250,000	DowDuPont, Inc., 3.77%, 11/15/20	$254,752
230,000	Sherwin-Williams Co. (The), 2.25%, 5/15/20	229,549

		484,301

Communications — 5.75%
300,000	AT&T, Inc., (LIBOR USD 3-Month + 0.950%), 3.55%, 7/15/21(a)	302,508
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	201,763
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 3.23%, 4/15/24(a)	150,591
216,000	Discovery Communications LLC, 2.80%, 6/15/20	216,407
150,000	Fox Corp., 3.67%, 1/25/22(b)	154,988
250,000	Vodafone Group Plc, (LIBOR USD 3-Month + 0.990%), 3.59%, 1/16/24(a)	250,704

		1,276,961

Consumer, Cyclical — 7.53%
225,000	Delta Air Lines, Inc., 2.88%, 3/13/20	225,182
250,000	General Motors Financial Co., Inc., 3.55%, 4/9/21	253,680
325,000	Marriott International, Inc., (LIBOR USD 3-Month + 0.650%), 3.10%, 3/8/21(a)	325,815
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), 3.02%, 9/28/22(a),(b)	248,860
215,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	215,546
200,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)	203,658
200,000	Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	200,023

		1,672,764

Consumer, Non-cyclical — 10.77%
100,000	Allergan Funding SCS, 3.45%, 3/15/22	101,956
75,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 0.875%), 3.48%, 12/29/20(a)	75,004
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 3.50%, 6/6/22(a)	125,774
150,000	Celgene Corp., 2.25%, 8/15/21	149,679
150,000	Celgene Corp., 2.88%, 2/19/21	151,216
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	154,155
150,000	CVS Health Corp., 2.80%, 7/20/20	150,400
200,000	CVS Health Corp., 3.35%, 3/9/21	202,790
300,000	Halfmoon Parent, Inc., (LIBOR USD 3-Month + 0.890%), 3.49%, 7/15/23(a),(b)	299,666
200,000	Kraft Heinz Foods Co., (LIBOR USD 3-Month + 0.570%), 3.12%, 2/10/21(a)	198,702
125,000	Kroger Co. (The), 3.30%, 1/15/21	126,576
150,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	149,771

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21(b)	$206,641
300,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 3.07%, 6/2/20(a)	300,293

		2,392,623

Energy — 6.72%
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 3.42%, 5/15/22(a)	151,807
200,000	Energy Transfer Operating LP, 4.15%, 10/1/20	203,425
175,000	Enterprise Products Operating LLC, 2.80%, 2/15/21	176,018
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	205,115
200,000	Marathon Oil Corp., 2.70%, 6/1/20	200,120
200,000	ONEOK Partners LP, 3.80%, 3/15/20	201,489
200,000	Plains All American Pipeline LP / PAA Finance Corp., 5.75%, 1/15/20	203,378
150,000	Williams Partners LP, 5.25%, 3/15/20	152,815

		1,494,167

Financial — 27.36%
150,000	American Tower Corp., 2.80%, 6/1/20	150,318
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 3.23%, 5/19/22(a),(b)	251,458
250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 3.55%, 7/23/24(a)	251,461
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 3.04%, 9/19/22(a)	251,003
200,000	Barclays Plc, 2.75%, 11/8/19	200,071
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 3.11%, 9/13/23(a)	300,112
250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.690%), 3.27%, 10/27/22(a)	249,906
200,000	Commonwealth Bank of Australia, (LIBOR USD 3-Month + 0.700%), 3.11%, 3/16/23(a),(b)	200,622
250,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 3.06%, 1/10/23(a)	248,756
150,000	Crown Castle International Corp., 2.25%, 9/1/21	149,369
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 3.27%, 2/23/23(a)	398,700
250,000	Hartford Financial Services Group, Inc. (The), 5.50%, 3/30/20	255,496
200,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 4.18%, 5/25/21(a)	204,314
200,000	ING Groep NV, 3.15%, 3/29/22	203,719
73,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.680%), 3.20%, 6/1/21(a)	73,230
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.900%), 3.48%, 4/25/23(a)	251,132
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	252,377
50,000	Metropolitan Life Global Funding I, 2.05%, 6/12/20(b)	49,871
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 3.52%, 7/22/22(a)	201,242

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 3.98%, 10/24/23(a)	$254,734
250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 3.47%, 1/10/22(a),(b)	252,564
200,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	200,535
275,000	SunTrust Bank/Atlanta GA, 2.80%, 5/17/22	278,472
250,000	Svenska Handelsbanken AB, (LIBOR USD 3-Month + 0.470%), 2.99%, 5/24/21(a)	251,024
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 3.13%, 3/14/22(a),(b)	198,301
100,000	Wells Fargo & Co., (LIBOR USD 3-Month + 0.930%), 3.47%, 2/11/22(a)	100,560
150,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 3.04%, 6/28/22(a)	150,900
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.570%), 3.15%, 1/11/23(a)	249,686

		6,079,933

Industrial — 3.07%
200,000	Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 2/21/21	201,513
205,000	Packaging Corp. of America, 2.45%, 12/15/20	204,843
275,000	United Technologies Corp., (LIBOR USD 3-Month + 0.650%), 3.17%, 8/16/21(a)	275,264

		681,620

Technology — 2.61%
175,000	Broadcom Inc., 3.13%, 4/15/21(b)	176,099
200,000	Hewlett Packard Enterprise Co., (LIBOR USD 3-Month + 0.720%), 3.32%, 10/5/21(a)	200,046
200,000	NXP BV / NXP Funding LLC, 4.13%, 6/1/21(b)	204,577

		580,722

Utilities — 2.02%
150,000	Florida Power & Light Co., (LIBOR USD 3-Month + 0.400%), 2.97%, 5/6/22(a)	149,976
150,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 2.96%, 3/27/20(a)	150,014
150,000	Sempra Energy, (LIBOR USD 3-Month + 0.500%), 3.10%, 1/15/21(a)	149,498

		449,488

Total Corporate Bonds		15,112,579

(Cost $15,037,393)

Asset Backed Securities — 24.83%
41,979	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	41,977
199,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D, 3.00%, 6/8/21	199,248

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$155,499	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/21	$155,570
300,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	303,466
85,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87%, 11/8/21	85,268
175,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	174,822
180,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.13%, 1/18/23	182,068
75,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.43%, 5/20/22(b)	75,036
190,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	190,214
275,000	Dell Equipment Finance Trust, Series 2017-2, Class B, 2.47%, 10/24/22(b)	274,413
275,000	Dell Equipment Finance Trust, Series 2018-2, Class B, 3.55%, 10/22/23(b)	280,460
198,720	Drive Auto Receivables Trust, Series 2016-BA, Class D, 4.53%, 8/15/23(b)	201,458
175,000	Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	176,760
110,364	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	110,456
6,195	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61%, 8/16/21(b)	6,194
235,000	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	236,474
300,000	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	302,605
240,000	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	242,481
291,000	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	300,204
225,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	229,649
130,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	130,442
225,000	Hyundai Auto Lease Securitization Trust, Series 2017-C, Class B, 2.46%, 7/15/22(b)	224,456
123,600	Santander Drive Auto Receivables Trust, Series 2015-1, Class D, 3.24%, 4/15/21	123,659
74,394	Santander Drive Auto Receivables Trust, Series 2015-2, Class D, 3.02%, 4/15/21	74,500
14,341	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	14,342
147,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class D, 3.53%, 8/16/21	147,682
243,949	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	245,271

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
$ 14,183	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10%, 6/15/21	$14,180
235,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	236,872
160,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	162,879
225,000	Tesla Auto Lease Trust, Series 2018-A, Class D, 3.30%, 5/20/20(b)	225,622
150,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	149,018

Total Asset Backed Securities		5,517,746

(Cost $5,492,050)
U.S. Government Agency Backed Mortgages — 3.50%
Fannie Mae — 0.40%
23,315	Pool #888467, 6.00%, 6/1/22	24,082
18,962	Pool #AL0202, 4.00%, 4/1/21	19,133
10,701	Series 2003-55, Class CD, 5.00%, 6/25/23	11,078
162	Series 2011-23, Class AB, 2.75%, 6/25/20	162
32,754	Series 2012-1, Class GB, 2.00%, 2/25/22	32,675

		87,130

Freddie Mac — 3.10%
200,000	Series 2010-K7, Class B, 5.69%, 4/25/20(b),(c)	204,186
250,000	Series 2011-K10, Class B, 4.78%, 11/25/49(b),(c)	256,641
195,000	Series 2011-K11, Class B, 4.57%, 12/25/48(b),(c)	200,315
5,360	Series 3710, Class AB, 2.00%, 8/15/20	5,343
18,890	Series 3726, Class BA, 2.00%, 8/15/20	18,790
4,541	Series 3852, Class EA, 4.50%, 12/15/21	4,581

		689,856

Total U.S. Government Agency Backed Mortgages		776,986

(Cost $777,144)
Municipal Bonds — 1.08%
Connecticut — 0.54%
120,000	City of Bridgeport CT GO, Series D, 2.84%, 7/1/19	119,995

Minnesota — 0.54%
120,000	Duluth Independent School District No 709 GO, Series B, 3.00%, 2/1/20	120,186

Total Municipal Bonds		240,181

(Cost $240,345)

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2019 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations — 0.09%
$21,192	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 2.72%, 12/26/35(a),(b)	$21,128

Total Collateralized Mortgage Obligations		21,128

(Cost $20,847)

Shares
Investment Company — 2.12%
472,164	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	472,164

Total Investment Company		472,164

(Cost $472,164)

Total Investments		$22,140,784
(Cost $22,039,943) — 99.63%
Other assets in excess of liabilities — 0.37%		81,672

NET ASSETS — 100.00%		$22,222,456

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Affiliated investment.

Abbreviations used are defined below:

GMTN - Global Medium Term Note

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

32